June 30, 2005

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Flexible Payment Variable Annuity Account B

Individual flexible payment variable annuity contracts for:

Individual Retirement Annuities (IRAs)

Roth IRAs

SIMPLE IRAs

Simplified Employee Pension Plan IRAs

457 Deferred Compensation Plan Annuities

Tax Deferred Annuities

Non-Transferable Annuities

Nontax-Qualified Annuities

Semi-Annual Reports

Flexible Payment Variable Annuity Account B

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio

Russell Investment Funds

Northwestern Mutual®

Letter to Contract Owners

June 30, 2005

The first half of 2005 was a somewhat confusing period for investors, as analysts and investors alike assumed that unprecedented oil prices would slow economic growth. To date, that has not occurred, and inflation and interest rates have remained fairly stable. Housing continued to be the key driver of the economy during this period, due to lower mortgage rates and liberal lending practices. Whether or not the economic recovery can continue based on increasing housing values is a growing concern.

The economy, which continued to grow at expected rates of 3% to 3.5%, relied on asset growth (particularly housing) during this period, and not on job growth, as is usually the case. Substantial job growth has failed to materialize and is quite low for this point in a recovery. While U.S. companies showed decent earnings during this period, those earnings can be attributed mainly to outsourcing and downsizing, both of which hurt job growth at home.

The broad stock market was relatively unchanged over the first half of the year. The S&P 500 Index, a gauge of larger-capitalization stocks, fell 0.81%. Mid-cap and small-cap stocks experienced gains of 3.84% and 1.79%, respectively, as measured by the S&P 400 and S&P 600 Indexes. Volatility was limited, and the market was somewhat range bound. And although stock prices are relatively attractive compared with bonds, investors appeared to be marking time waiting for clearer direction.

The Federal Reserve Board continued to raise short-term interest rates during this period, from 2.50% to 3.25%, but longer-term rates once again failed to rise in concert with shorter-term rates. The yield on the 10-year Treasury note, which stood at 4.21% at the start of the year, fell by 30 basis points, to 3.91%, by June 30. While the Fed has indicated it may increase rates again in coming months, we believe most of the rate increases are behind us and we expect very limited increases going forward. In this respect, we are much more optimistic than most about interest rates over the long term.

Going forward into the second half of 2005, economic growth will depend on trends in housing and on the direction of oil prices. Higher oil prices, which some may view as inflationary, really act as a tax on consumers. Higher energy costs, which tend to slow a recovery, have been offset by rising housing values so far. It is yet to be seen whether $60 per barrel oil will slow consumption. The wealth effect provided by higher housing values so far appears to have offset the impact of higher oil prices.

During periods of uncertainty such as this, we encourage investors to lower their expectations for returns on both stocks and bonds, but to hold steady to their long-term investment plans. Market returns going forward are more likely to be lower than in the past and appreciation will be harder to find, but staying the course with a well-constructed portfolio has proven to be the best course over time.

Edward J. Zore President and Chief Executive Officer	Mark G. Doll Senior Vice President Investments

The Northwestern Mutual Life Insurance Company

(Northwestern Mutual)

i

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

Changing your asset allocations through Northwestern Mutual Express, or through a written request on a Transfer or Allocation Change form, will terminate existing portfolio rebalancing elections.

Information on the Internet:

Northwestern Mutual Financial Network

WWW.NMFN.COM

For information about Northwestern Mutual visit us on our Website. Included is information on Daily Variable Annuity Unit Value Prices, Current Performance, and Fund Information. Contact Your Northwestern Mutual Investment Services representative if you have questions about your contract or any of the contract owner privileges.

Contract Owner Privileges

Free Transfers Among Portfolios

You can change your investment allocation or transfer values among the portfolios by calling the Northwestern Mutual Express line at 800-519-4665. Also, you can Mail or Fax the request forms to the Home Office for the same day changes.

Northwestern Mutual is not currently charging a fee for transfers, but reserves the right to charge $25 for each transfer exceeding 12 in a contract year. The amount and timing restrictions discussed here do not apply to interest sweeps from the GIF to the variable funds. The GIF is ONLY available in the Front-Load design in NJ, OR, UT, WA, and the GIF is NOT available in either design in MA.

Contract Owner Communications

Northwestern Mutual Express gives you 24-hour access to your contract. You receive Confirmation Statements on each transaction and VA Quarterly Summary Statements.

Automatic Investment Plan

You can invest via the Electronic Funds Transfer (EFT) Plan. Your bank can transmit money safely and quickly from your bank checking or NOW account.

A program of regular investing cannot assure a profit or protect against a loss in a declining market.

Automatic Dollar Cost Averaging Plan

Your money is automatically transferred from the Money Market Portfolio to any of the variable portfolios on a monthly, quarterly or semi-annual basis.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Portfolio Rebalancing

To help maintain your asset allocation plan percentage over time, this service will automatically readjust the asset allocations back to the desired specified percentages.

Only contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable funds, not the Guaranteed Interest Fund.

All investments are subject to market risks and a loss of principal. The investment return and principal value will fluctuate, and when sold, may be more or less than their original cost, and could result in a taxable event.

Interest Sweeps

The Interest Sweep service will automatically sweep or transfer interest earnings from the Guaranteed Interest Fund (GIF) to any of the variable investment options. Interest earning can be swept monthly, quarterly, semi-annual, or annual.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the variable funds do not apply to interest sweeps. The GIF is ONLY available in the Front-Load design in NJ, OR, UT, WA, and the GIF is NOT available in either design in MA.

Systematic Withdrawal Plan

While your contract is in the accumulation phase, you can arrange to automatically withdraw money to generate a payment stream.

Automatic Required Minimum Distribution (RMD)

You can arrange for your required minimum distribution (RMD) to be sent to you automatically once you turn age 70 1/2. (IRA, SEP-IRA, SIMPLE IRA, TDA 403(b) and Former Pension Annuity Contracts).

Special Withdrawal Privilege

You can withdraw 10% of the contract’s accumulation value without a surrender charge, if the contract has at least a $10,000 balance, beginning on the first contract anniversary.

Terminal Illness Benefit*

Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

Nursing Home Benefit*

Withdrawal charges are waived after the first contract anniversary if the primary annuitant’s confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

*The benefit is not available in MA, NJ, and NY

Contents

Performance Summary for NML Variable Annuity Account B

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

NML Variable Annuity Account B Financial Statements

Performance Summary    as of June 30, 2005

Front Load Contract (Series QQ)

Total return(j) at unit value (as of 06/30/05)	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Division		Aggressive Growth Stock Division	International Growth Division		Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division		Index 400 Stock Division
1 year	9.50%		6.44%		(0.24%)	11.81%		8.81%	7.31%		8.91%
5 years	7.57%		—		(24.16%)	—		8.95%	—		38.82%
Annualized	1.47%		—		(5.38%)	—		1.73%	—		6.78%
10 years(g)	—		—		113.90%	—		100.24%	—		—
Annualized	—		—		7.90%	—		7.19%	—		—
Since division inception in Account B	142.25	%(b)	51.75	%(c)	—	28.20	%(c)	—	50.88	%(d)	71.15	%(b)
Annualized	15.42%		11.24%		—	6.55%		—	20.93%		9.10%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

Front Load Contract (Series RR)
1 year	8.82%		5.78%		(0.85%)	11.11%		8.14%	6.64%		8.23%
5 years	6.46%		—		(24.92%)	—		7.89%	—		37.46%
Annualized	1.26%		—		(5.57%)	—		1.53%	—		6.57%
10 years(g)	—		—		110.75%	—		97.27%	—		—
Annualized	—		—		7.74%	—		7.03%	—		—
Since portfolio inception in Account B	139.54	%(b)	50.41	%(c)	—	27.02	%(c)	—	49.78	%(d)	69.22	%(b)
Annualized	15.21%		10.99%		—	6.30%		—	20.52%		8.90%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

Back Load Contract Without Surrender (Series QQ/RR)
1 year	12.97%		9.82%		2.93%	15.36%		12.27%	10.71%		12.36%
5 years	6.83%		—		(24.68%)	—		8.21%	—		37.85%
Annualized	1.33%		—		(5.51%)	—		1.59%	—		6.63%
10 years(g)	—		—		102.49%	—		89.66%	—		—
Annualized	—		—		7.31%	—		6.61%	—		—
Since portfolio inception in Account B	137.88	%(b)	52.28	%(c)	—	28.62	%(c)	—	53.95	%(d)	68.07	%(b)
Annualized	15.08%		11.34%		—	6.64%		—	22.06%		8.78%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For most recent month-end performance information visit www.nmfn.com.

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load.

(a)	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in the Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account B.
(h)	For the seven-day period ended June 30, 2005, the Money Market Portfolio’s yield was 2.92% and was equivalent to a compound effective yield of 2.96%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

Janus Capital Appreciation Division		Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division		Index 500 Stock Division	Asset Allocation Division		Balanced Division	High Yield Bond Division	Select Bond Division
14.12%		1.67%	3.49%	7.57%		4.98%		1.52%	3.98%		1.64%	4.53%	2.04%
—		(23.51%)	(19.94%)	—		—		(16.71%)	—		5.57%	34.27%	40.32%
—		(5.22%)	(4.35%)	—		—		(3.59%)	—		1.09%	6.07%	7.01%
—		116.89%	78.58%	—		—		136.74%	—		111.14%	84.39%	80.61%
—		8.05%	5.97%	—		—		9.00%	—		7.76%	6.31%	6.09%
43.55	%(d)	—	—	15.42	%(c)	34.99	%(d)	—	11.08	%(c)	—	—	—
18.18%		—	—	3.73%		14.87%		—	2.72%		—	—	—
—		—	—	—		—		—	—		—	—	—
—		—	—	—		—		—	—		—	—	—

13.42%		1.04%	2.85%	6.90%		4.33%		0.89%	3.34%		1.01%	3.88%	1.41%
—		(24.28%)	(20.73%)	—		—		(17.52%)	—		4.48%	32.88%	38.95%
—		(5.41%)	(4.54%)	—		—		(3.78%)	—		0.88%	5.85%	6.80%
—		113.70%	76.07%	—		—		133.07%	—		108.03%	81.64%	77.91%
—		7.89%	5.82%	—		—		8.83%	—		7.60%	6.15%	5.93%
42.50	%(d)	—	—	14.33	%(c)	34.00	%(d)	—	10.11	%(c)	—	—	—
17.78%		—	—	3.48%		14.48%		—	2.49%		—	—	—
—		—	—	—		—		—	—		—	—	—
—		—	—	—		—		—	—		—	—	—

17.75%		4.90%	6.78%	10.98%		8.31%		4.74%	7.29%		4.87%	7.85%	5.28%
—		(24.04%)	(20.48%)	—		—		(17.27%)	—		4.84%	33.32%	39.34%
—		(5.35%)	(4.48%)	—		—		(3.72%)	—		0.95%	5.92%	6.86%
—		105.34%	69.04%	—		—		124.02%	—		99.86%	74.58%	70.98%
—		7.46%	5.39%	—		—		8.40%	—		7.17%	5.73%	5.51%
46.49	%(d)	—	—	15.77	%(c)	37.73	%(d)	—	11.46	%(c)	—	—	—
19.29%		—	—	3.81%		15.94%		—	2.81%		—	—	—
—		—	—	—		—		—	—		—	—	—
—		—	—	—		—		—	—		—	—	—

v

Performance Summary, continued    as of June 30, 2005

Front Load Contract (Series QQ)

Total return(j) at unit value (as of 06/30/05)	Money Market Division	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division		Russell Aggressive Equity Division		Russell Non- U.S. Division		Russell Core Bond Division		Russell Real Estate Securities Division
1 year	(2.40%)	15.58%		2.24%		4.41%		7.06%		2.00%		27.89%
5 years	6.57%	56.13%		(19.27%)		18.37%		(9.42%)		32.50%		134.45%
Annualized	1.28%	9.32	%(e)	(4.19%)		3.43%		(1.96%)		5.79%		18.58%
10 years(g)	35.83%	—		—		—		—		—		—
Annualized	3.11%	—		—		—		—		—		—
Since division inception in Account B	—	71.64	%(e)	(17.34	%)(f)	35.12	%(f)	7.70	%(f)	35.52	%(f)	142.25	%(b)
Annualized	—	28.35%		(3.04%)		5.00%		1.21%		5.05%		15.42%
Since portfolio inception(a)	—	194.43	%(e)	47.43	%(f)	74.58	%(f)	28.54	%(f)	58.54	%(f)	—
Annualized	—	18.06%		4.68%		6.78%		3.00%		5.58%		—
Current Yield(h)	2.96%

Front Load Contract (Series RR)
1 year	(3.00%)	14.87%		1.61%		3.77%		6.40%		1.37%		27.10%
5 years	5.52%	54.57%		(20.11%)		17.17%		(10.34%)		31.13%		132.09%
Annualized	1.08%	9.10	%(e)	(4.39%)		3.22%		(2.16%)		5.57%		18.34%
10 years(g)	33.74%	—		—		—		—		—		—
Annualized	2.95%	—		—		—		—		—		—
Since portfolio inception in Account B	—	70.39	%(e)	(18.29	%)(f)	33.62	%(f)	6.46	%(f)	34.02	%(f)	139.42	%(b)
Annualized	—	27.92%		(3.22%)		4.81%		1.02%		4.86%		15.20%
Since portfolio inception(a)	—	191.02	%(e)	45.44	%(f)	72.22	%(f)	26.80	%(f)	56.40	%(f)	—
Annualized	—	17.85%		4.51%		6.61%		2.84%		5.41%		—
Current Yield(h)	2.96%

Back Load Contract Without Surrender (Series QQ/RR)
1 year	0.70%	19.25%		5.48%		7.73%		10.46%		5.24%		31.95%
5 years	5.83%	54.99%		(19.85%)		17.51%		(10.07%)		31.57%		132.88%
Annualized	1.14%	9.16	%(e)	(4.33%)		3.28%		(2.10%)		5.64%		18.42%
10 years(g)	28.63%	—		—		—		—		—		—
Annualized	2.55%	—		—		—		—		—		—
Since portfolio inception in Account B	—	75.13	%(e)	(18.86	%)(f)	32.68	%(f)	5.75	%(f)	33.07	%(f)	137.75	%(b)
Annualized	—	29.55%		(3.33%)		4.69%		0.91%		4.74%		15.07%
Since portfolio inception(a)	—	188.18	%(e)	41.57	%(f)	67.65	%(f)	23.44	%(f)	52.25	%(f)	—
Annualized	—	17.67%		4.18%		6.27%		2.51%		5.08%		—
Current Yield(h)	2.96%

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For most recent month-end performance information visit www.nmfn.com.

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load.

(a)	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in the Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account B.
(h)	For the seven-day period ended June 30, 2005, the Money Market Portfolio’s yield was 2.92% and was equivalent to a compound effective yield of 2.96%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

Performance Summary, continued    as of June 30, 2005

Back Load Contract With Surrender (Series QQ)

Total return(j) with surrender charge (as of 06/30/05)	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Division		Aggressive Growth Stock Division	International Growth Division		Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division		Index 400 Stock Division
1 year	4.97%		1.82%		(5.07%)	7.36%		4.27%	2.71%		4.36%
5 years	2.78%		—		(28.69%)	—		4.22%	—		33.89%
Annualized	0.55%		—		(6.54%)	—		0.83%	—		6.01%
10 years(g)	—		—		102.49%	—		89.66%	—		—
Annualized	—		—		7.31%	—		6.61%	—		—
Since division inception in Account B	135.85	%(b)	47.26	%(c)	—	23.60	%(c)	—	47.93	%(d)	66.08	%(b)
Annualized	14.92%		10.39%		—	5.56%		—	19.83%		8.57%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

Back Load Contract With Surrender (Series RR)
1 year	6.97%		3.82%		(3.07%)	9.36%		6.27%	4.71%		6.36%
5 years	2.78%		—		(28.69%)	—		4.22%	—		33.89%
Annualized	0.55%		—		(6.54%)	—		0.83%	—		6.01%
10 years(g)	—		—		102.49%	—		89.66%	—		—
Annualized	—		—		7.31%	—		6.61%	—		—
Since division inception in Account B	135.85	%(b)	47.26	%(c)	—	23.60	%(c)	—	47.93	%(d)	66.08	%(b)
Annualized	14.92%		10.39%		—	5.56%		—	19.83%		8.57%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For most recent month-end performance information visit www.nmfn.com.

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load.

(a)	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in the Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account B.
(h)	For the seven-day period ended June 30, 2005, the Money Market Portfolio’s yield was 2.92% and was equivalent to a compound effective yield of 2.96%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

Performance Summary, continued    as of June 30, 2005

Back Load Contract With Surrender (Series QQ)

Total return(j) with surrender charge (as of 06/30/05)	Janus Capital Appreciation Division		Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division		Index 500 Stock Division	Asset Allocation Division
1 year	9.75%		(3.10%)	(1.22%)	2.98%		0.31%		(3.26%)	(0.71%)
5 years	—		(28.04%)	(24.48%)	—		—		(21.27%)	—
Annualized	—		(6.37%)	(5.46%)	—		—		(4.67%)	—
10 years(g)	—		105.34%	69.04%	—		—		124.02%	—
Annualized	—		7.46%	5.39%	—		—		8.40%	—
Since division inception in Account B	40.47	%(d)	—	—	10.78	%(c)	31.73	%(d)	—	6.45	%(c)
Annualized	17.00%		—	—	2.65%		13.58%		—	1.61%
Since portfolio inception(a)	—		—	—	—		—		—	—
Annualized	—		—	—	—		—		—	—
Current Yield(h)

Back Load Contract With Surrender (Series RR)
1 year	11.75%		(1.10%)	0.78%	4.98%		2.31%		(1.26%)	1.29%
5 years	—		(28.04%)	(24.48%)	—		—		(21.27%)	—
Annualized	—		(6.37%)	(5.46%)	—		—		(4.67%)	—
10 years(g)	—		105.34%	69.04%	—		—		124.02%	—
Annualized	—		7.46%	5.39%	—		—		8.40%	—
Since division inception in Account B	40.47	%(d)	—	—	10.78	%(c)	31.73	%(d)	—	6.45	%(c)
Annualized	17.00%		—	—	2.65%		13.58%		—	1.61%
Since portfolio inception(a)	—		—	—	—		—		—	—
Annualized	—		—	—	—		—		—	—
Current Yield(h)

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For most recent month-end performance information visit www.nmfn.com.

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load.

(a)	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in the Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account B.
(h)	For the seven-day period ended June 30, 2005, the Money Market Portfolio’s yield was 2.92% and was equivalent to a compound effective yield of 2.96%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

Balanced Division	High Yield Bond Division	Select Bond Division	Money Market Division	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division		Russell Aggressive Equity Division		Russell Non- U.S. Division		Russell Core Bond Division		Russell Real Estate Securities Division
(3.13%)	(0.15%)	(2.72%)	(7.30%)	11.25%		(2.52%)		(0.27%)		2.46%		(2.76%)		23.95%
0.80%	29.28%	35.34%	1.81%	50.99%		(23.84%)		13.53%		(14.08%)		27.57%		128.87%
0.16%	5.27%	6.24%	0.36%	8.59	%(e)	(5.30%)		2.57%		(2.99%)		4.99%		18.01%
99.86%	74.58%	70.98%	28.63%	—		—		—		—		—		—
7.17%	5.73%	5.51%	2.55%	—		—		—		—		—		—
—	—	—	—	69.13	%(e)	(20.86	%)(f)	30.66	%(f)	3.76	%(f)	31.13	%(f)	135.85	%(b)
—	—	—	—	27.48%		(3.72%)		4.43%		0.60%		4.49%		14.92%
—	—	—	—	186.18	%(e)	41.57	%(f)	67.65	%(f)	23.44	%(f)	52.25	%(f)	—
—	—	—	—	17.55%		4.18%		6.27%		2.51%		5.08%		—
			2.96%

(1.13%)	1.85%	(0.72%)	(5.30%)	13.25%		(0.52%)		1.73%		4.46%		(0.76%)		25.95%
0.80%	29.28%	35.34%	1.81%	50.99%		(23.84%)		13.53%		(14.08%)		27.57%		128.87%
0.16%	5.27%	6.24%	0.36%	8.59	%(e)	(5.30%)		2.57%		(2.99%)		4.99%		18.01%
99.86%	74.58%	70.98%	28.63%	—		—		—		—		—		—
7.17%	5.73%	5.51%	2.55%	—		—		—		—		—		—
—	—	—	—	69.13	%(e)	(20.86	%)(f)	30.66	%(f)	3.76	%(f)	31.13	%(f)	135.85	%(b)
—	—	—	—	27.48%		(3.72%)		4.43%		0.60%		4.49%		14.92%
—	—	—	—	186.18	%(e)	41.57	%(f)	67.65	%(f)	23.44	%(f)	52.25	%(f)	—
—	—	—	—	17.55%		4.18%		6.27%		2.51%		5.08%		—
			2.96%

Guaranteed Interest Fund (GIF)

Description:	Net Assets:
Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will not be less than the minimum guaranteed interest rate specified in the contract or the minimum interest rate required by state law, if higher. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily.

Each purchase payment or amount transferred to the GIF becomes part of Northwestern Mutual’s general assets.

The GIF is ONLY available in the Front-Load design in NJ, OR, UT, WA, and the GIF is NOT available in either design in MA.

$469 million

RR Series Historic Rates†
Beginning of Month	Front-End						Back-End
	New Money Rate			Renewal Rate			New Money Rate		Renewal Rate
	*Minimum Guaranteed			*Minimum Guaranteed			*Minimum Guaranteed		*Minimum Guaranteed
	1% NAIC or 1.5%	2.25%	3.00%	1% NAIC or 1.5%	2.25%	3.00%	1% NAIC or 1.5%	3.0%	1% NAIC or 1.5%	3.0%
6/1/05	3.45%	3.45%	3.35%	3.45%	3.45%	3.35%	2.70%	3.00%	2.70%	2.70%
5/1/05	3.45%	3.45%	3.35%	3.45%	3.45%	3.35%	2.70%	3.00%	2.70%	3.00%
4/1/05	3.75%	3.75%	3.65%	3.25%	3.25%	3.15%	3.00%	3.00%	2.50%	3.00%
3/1/05	3.25%	3.25%	3.15%	3.00%	3.00%	3.00%	2.50%	3.00%	2.25%	3.00%
2/1/05	3.10%	3.10%	3.00%	2.85%	2.85%	3.00%	2.35%	3.00%	2.10%	3.00%
1/1/05	3.05%	3.05%	3.00%	3.05%	3.05%	3.00%	2.30%	3.00%	2.30%	3.00%
12/1/04	3.15%	3.15%	3.05%	2.90%	2.90%	3.00%	2.40%	3.00%	2.15%	3.00%
11/1/04	2.80%	2.80%	3.00%	2.80%	2.80%	3.00%	2.05%	3.00%	2.05%	3.00%
10/1/04	2.80%	2.80%	3.00%	2.55%	2.55%	3.00%	2.05%	3.05%	1.80%	3.00%
9/1/04	2.85%	2.85%	3.00%	2.85%	2.85%	3.00%	2.10%	3.00%	2.10%	3.00%
8/1/04	3.35%	3.35%	3.25%	3.10%	3.10%	3.00%	2.60%	3.00%	2.35%	3.00%
7/1/04	3.35%	3.35%	3.25%	2.85%	2.85%	3.00%	2.60%	3.00%	2.10%	3.00%

†	These rates do not reflect the $30 annual contract fee. The maximum transfer amount from the GIF to a variable fund can not be less than $1,000 or greater than $50,000. The limit does not apply in New York. Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. For contracts issued prior to September 2, 2003, or pending state approval, investments in the GIF are subject to a maximum limit of $1 million ($250,000 in New York) without prior consent. Contractual minimum rates vary by state. Please consult with your Financial Representative or call the Customer Service Line at 1-888-455-2232 to get the current GIF interest rate in your state. Guarantees by the Company are based on its claims paying ability. Neither the GIF nor interests in the GIF are registered under the federal securities laws.

x

Semi-Annual Report June 30, 2005

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering Eighteen Portfolios

•	Small Cap Growth Stock Portfolio
•	T. Rowe Price Small Cap Value Portfolio
•	Aggressive Growth Stock Portfolio
•	International Growth Portfolio
•	Franklin Templeton International Equity Portfolio
•	AllianceBernstein Mid Cap Value Portfolio
•	Index 400 Stock Portfolio
•	Janus Capital Appreciation Portfolio
•	Growth Stock Portfolio
•	Large Cap Core Stock Portfolio
•	Capital Guardian Domestic Equity Portfolio
•	T. Rowe Price Equity Income Portfolio
•	Index 500 Stock Portfolio
•	Asset Allocation Portfolio
•	Balanced Portfolio
•	High Yield Bond Portfolio
•	Select Bond Portfolio
•	Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,050.30	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.2%)
Aaron Rents, Inc.	236,892	5,896
*Beacon Roofing Supply, Inc.	153,000	4,024
*Digital Theater Systems, Inc.	216,300	3,857
*DSW, Inc. — Class A	10,971	274
*Guitar Center, Inc.	112,700	6,578
*Hibbett Sporting Goods, Inc.	184,400	6,978
Lithia Motors, Inc.	140,400	4,051
*McCormick & Schmick’s Seafood Restaurants, Inc.	310,717	4,906
*O’Reilly Automotive, Inc.	214,000	6,379
Orient-Express Hotel, Ltd. — Class A	307,337	9,733
*Outdoor Channel Holdings, Inc.	202,900	2,792
*Pinnacle Entertainment, Inc.	367,800	7,194
Polaris Industries, Inc.	32,800	1,771
Station Casinos, Inc.	62,450	4,147
Strayer Education, Inc.	41,800	3,606
*Volcom, Inc.	5,467	146
*WMS Industries, Inc.	227,300	7,671

Total		80,003

Consumer Staples (3.4%)
*Peet’s Coffee & Tea, Inc.	210,300	6,948
*United Natural Foods, Inc.	294,400	8,941

Total		15,889

Energy (4.8%)
*FMC Technologies, Inc.	188,300	6,020
*Grant Prideco, Inc.	313,800	8,301
*Grey Wolf, Inc.	578,200	4,284
*National Oilwell Varco, Inc.	80,950	3,848

Total		22,453

Financials (9.3%)
BankAtlantic Bancorp, Inc. — Class A	163,400	3,096
Boston Private Financial Holdings, Inc.	153,000	3,856
*Community Bancorp	81,900	2,541
First Republic Bank	126,200	4,459
Greater Bay Bancorp	173,000	4,562
Greenhill & Co., Inc.	182,700	7,400
Investors Financial Services Corp.	59,930	2,267
Jackson Hewitt Tax Service, Inc.	100,000	2,364
optionsXpress Holdings, Inc.	177,000	2,690
Placer Sierra Bancshares	113,000	3,082
*Portfolio Recovery Associates, Inc.	162,800	6,841

Total		43,158

Health Care (18.4%)
*The Advisory Board Co.	119,800	5,839
*Horizon Health Corp.	254,200	5,946
*Impax Laboratories, Inc.	336,600	5,285
*Kyphon, Inc.	164,200	5,713
LCA-Vision, Inc.	129,700	6,285
*Nabi Biopharmaceuticals	142,400	2,169
*Pediatrix Medical Group, Inc.	71,100	5,229

Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Providence Service Corp.	214,586	5,328
*Psychiatric Solutions, Inc.	134,900	6,571
*Radiation Therapy Services, Inc.	191,300	5,079
*Renal Care Group, Inc.	170,000	7,836
*ResMed, Inc.	99,200	6,546
*Salix Pharmaceuticals, Ltd.	259,850	4,589
*Syneron Medical, Ltd.	184,200	6,740
*Ventana Medical Systems, Inc.	101,500	4,083
*Wright Medical Group, Inc.	76,300	2,037

Total		85,275

Industrials (13.3%)
Brady Corp. — Class A	106,100	3,289
C.H. Robinson Worldwide, Inc.	156,950	9,135
The Corporate Executive Board Co.	76,800	6,016
*Corrections Corp. of America	143,550	5,634
*DiamondCluster International, Inc.	485,500	5,486
Forward Air Corp.	247,150	6,987
*Hudson Highland Group, Inc.	204,900	3,194
Knight Transportation, Inc.	209,478	5,097
*Marlin Business Services, Inc.	276,820	5,564
MSC Industrial Direct Co., Inc. — Class A	156,300	5,275
*School Specialty, Inc.	134,000	6,231

Total		61,908

Information Technology (23.8%)
*Blackboard, Inc.	60,600	1,450
*Cogent, Inc.	112,800	3,220
*Cognizant Technology Solutions Corp. — Class A	160,300	7,555
*Cree, Inc.	92,600	2,359
*Digital River, Inc.	223,500	7,096
*Entegris, Inc.	656,900	6,503
*Essex Corp.	217,000	4,965
*Euronet Worldwide, Inc.	390,300	11,346
*Genesis Microchip, Inc.	422,000	7,790
*iPayment Holdings, Inc.	57,000	2,082
*Kanbay International, Inc.	281,400	6,503
*MKS Instruments, Inc.	354,750	5,992
*O2Micro International, Ltd.	532,900	7,471
*Plexus Corp.	302,000	4,297
*ScanSource, Inc.	43,500	1,868
*Sonic Solutions	153,300	2,851
*Tekelec	297,200	4,993
*Tessera Technologies, Inc.	192,700	6,438
*THQ, Inc.	235,800	6,902
*Verint Systems, Inc.	170,200	5,474
*Westell Technologies, Inc. — Class A	473,700	2,833

Total		109,988

Materials (4.7%)
Airgas, Inc.	339,150	8,367
Minerals Technologies, Inc.	82,500	5,082

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Silgan Holdings, Inc.	110,000	6,186
Steel Technologies, Inc.	117,800	1,991

Total		21,626

Telecommunication Services (2.5%)
*Alamosa Holdings, Inc.	544,000	7,562
*JAMDAT Mobile, Inc.	149,800	4,146

Total		11,708

Total Common Stocks (Cost: $374,552)		452,008

Money Market Investments (2.6%)
Federal Government & Agencies (1.0%)
(b)Freddie Discount, 3.29%, 9/20/05	4,500,000	4,466

Total		4,466

Finance Services (0.6%)
Preferred Receivable Funding, 3.12%, 7/13/05	2,900,000	2,897

Total		2,897

Money Market Investments (2.6%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (1.0%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	4,900,000	4,900

Total		4,900

Total Money Market Investments (Cost: $12,263)		12,263

Total Investments (100.0%) (Cost $386,815)(a)		464,271

Other Assets, Less Liabilities (0.0%)		179

Total Net Assets (100.0%)		464,450

*	Non-Income Producing

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $386,815 and the net unrealized appreciation of investments based on that cost was $77,456 which is comprised of $88,590 aggregate gross unrealized appreciation and $11,134 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

The Accompanying Notes are an Integral Part of the Financial Statements

Small Cap Growth Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$993.60	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.34

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.8%)
Aaron Rents, Inc.	132,600	3,299
Aaron Rents, Inc. — Class A	4,725	107
*Accuride Corp.	10,400	111
*AnnTaylor Stores Corp.	11,500	279
*Big Lots, Inc.	4,800	64
*Cablevision Systems Corp.	12,300	396
Centerplate Inc.	33,000	421
*Cox Radio Inc. — Class A	7,400	117
CSS Industries, Inc.	39,700	1,343
*Culp, Inc.	32,600	143
Dillard’s, Inc. — Class A	5,800	136
Dow Jones & Co., Inc.	10,900	386
*Entercom Communications Corp. — Class A	13,400	446
Family Dollar Stores, Inc.	13,800	360
Fred’s, Inc.	52,650	873
The Gap, Inc.	21,500	425
Hancock Fabrics, Inc.	59,000	392
Hasbro, Inc.	16,900	351
Haverty Furniture Companies, Inc.	91,300	1,349
Hearst-Argyle Television, Inc.	2,200	54
*IAC/InterActiveCorp	18,800	452
*Journal Register Co.	61,900	1,084
*Kohl’s Corp.	4,700	263
Mattel, Inc.	32,600	597
Matthews International Corp. — Class A	71,200	2,774
Meredith Corp.	6,700	329
The New York Times Co. — Class A	17,400	542
Newell Rubbermaid, Inc.	18,400	439
Outback Steakhouse, Inc.	10,100	457
Pearson PLC-Sponsored, ADR	30,000	356
RadioShack Corp.	16,300	378
*RARE Hospitality International, Inc.	75,650	2,305
Reuters Group PLC-Spons, ADR	5,300	225
Ruby Tuesday, Inc.	33,600	870
*Saga Communications, Inc. — Class A	74,500	1,043
*Scholastic Corp.	9,500	366
SCP Pool Corp.	62,025	2,176
Skyline Corp.	27,800	1,110
Stanley Furniture Co., Inc.	55,600	1,366
Stein Mart, Inc.	123,420	2,715
*TBC Corp.	74,000	2,008
Tribune Co.	9,800	345
*Univision Communications, Inc. — Class A	15,300	422
The Washington Post Co. — Class B	193	161
*Weight Watchers International., Inc.	4,200	217

Total		34,052

Consumer Staples (1.8%)
Campbell Soup Co.	19,600	603
Casey’s General Stores, Inc.	77,500	1,537
H.J. Heinz Co.	9,300	329
Nash-Finch Co.	24,000	882
*Wild Oats Markets, Inc.	42,300	484

Total		3,835

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Energy (8.8%)
*Atwood Oceanics, Inc.	19,900	1,225
CARBO Ceramics, Inc.	21,000	1,658
*Cimarex Energy Co.	25,349	986
*Cooper Cameron Corp.	9,600	596
Diamond Offshore Drilling, Inc.	13,400	716
*Forest Oil Corp.	57,150	2,401
*Grant Prideco, Inc.	16,500	436
*Hanover Compressor Co.	20,800	239
*Lone Star Technologies, Inc.	27,400	1,247
Murphy Oil Corp.	5,000	261
Penn Virginia Corp.	53,100	2,373
*Petroleum Geo-Services, ADR	2,100	50
*TETRA Technologies, Inc.	60,950	1,941
*Todco — Class A	81,200	2,084
*W-H Energy Services, Inc.	37,600	937
*Whiting Petroleum Corp.	49,000	1,779

Total		18,929

Financials (21.1%)
Allied Capital Corp.	55,300	1,610
Amegy Bancorp, Inc.	10,000	224
American Capital Strategies, Ltd.	22,200	802
Aon Corp.	15,800	396
Apartment Investment & Management Co. — Class A	8,500	348
AXIS Capital Holdings, Ltd.	14,100	399
Bedford Property Investors, Inc. (REIT)	42,200	971
Brown & Brown, Inc.	3,400	153
The Charles Schwab Corp.	42,000	474
Citizens Banking Corp.	2,900	88
*Columbia Equity Trust, Inc.	17,900	275
Commerce Bancshares, Inc.	3,011	152
East West Bancorp, Inc.	79,800	2,680
Equity Office Properties Trust	3,300	109
Federated Investors, Inc. — Class B	8,600	258
First Financial Fund, Inc.	68,000	1,233
First Horizon National Corp.	8,600	363
First Republic Bank	81,600	2,882
Genworth Financial, Inc.	14,900	450
Glenborough Realty Trust, Inc.	31,900	657
Huntington Bancshares, Inc.	18,800	454
Innkeepers USA Trust	49,200	735
Janus Capital Group, Inc.	30,500	459
Jefferson-Pilot Corp.	7,700	388
Kilroy Realty Corp.	52,100	2,474
*KKR Financial Corp.	300	8
*LaBranche & Co., Inc.	14,900	94
Lasalle Hotel Properties	52,300	1,716
*Lazard Ltd., Class A	10,600	246
*Markel Corp.	5,400	1,831
Marsh & McLennan Companies, Inc.	20,700	573
Midland Co.	36,100	1,270
MoneyGram International, Inc.	19,948	381

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Netbank, Inc.	69,300	646
Northern Trust Corp.	8,800	401
Ohio Casualty Corp.	10,000	242
PNC Financial Services Group, Inc.	8,000	436
*ProAssurance Corp.	68,500	2,861
Protective Life Corp.	3,200	135
Radian Group, Inc.	4,400	208
Regions Financial Corp.	7,800	264
SAFECO Corp.	3,600	196
Scottish Annuity & Life Holdings, Ltd.	42,900	1,040
The St. Paul Travelers Companies, Inc.	19,730	780
Strategic Hotel Capital, Inc.	54,900	988
Sun Communities, Inc.	36,700	1,365
*SVB Financial Group	62,500	2,993
Synovus Financial Corp.	17,800	510
Texas Regional Bancshares, Inc. — Class A	108,650	3,311
*Triad Guaranty, Inc.	39,300	1,980
UnumProvident Corp.	21,200	388
Washington Real Estate Investment Trust	39,600	1,236
Willis Group Holdings, Ltd	6,400	209
XL Capital, Ltd. — Class A	3,300	246

Total		45,588

Health Care (5.9%)
AmerisourceBergen Corp.	7,500	519
*Amylin Pharmaceuticals, Inc.	1,500	31
Analogic Corp.	12,400	624
Arrow International, Inc.	31,930	1,019
*Bone Care International, Inc.	49,400	1,629
*Cephalon, Inc.	4,700	187
*Chiron Corp.	16,400	572
*Diversa Corp.	91,500	477
*Exelixis Inc.	80,800	600
Health Management Associates, Inc. — Class A	1,200	31
*HEALTHSOUTH Corp.	96,600	541
*Human Genome Sciences, Inc.	11,700	135
*Lexicon Genetics, Inc.	114,000	563
*Lincare Holdings, Inc.	11,100	453
*MedImmune, Inc.	21,700	580
*Myriad Genetics, Inc.	69,000	1,080
Owens & Minor, Inc.	80,200	2,595
*Tenet Healthcare Corp.	64,700	792
Valeant Pharmaceuticals International	4,300	76
*Vertex Pharmaceuticals, Inc.	7,900	133

Total		12,637

Industrials (19.7%)
*Allied Waste Industries, Inc.	53,300	423
Ameron International Corp.	22,700	849
C&D Technologies, Inc.	52,300	481
*Casella Waste Systems, Inc. — Class A	95,400	1,145
Cintas Corp.	5,600	216
CSX Corp.	7,700	328
*Dollar Thrifty Automotive Group, Inc.	50,500	1,918
EDO Corp.	29,500	882

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Electro Rent Corp.	83,200	1,210
ElkCorp	46,100	1,316
Equifax, Inc.	13,100	468
Franklin Electric Co., Inc.	59,900	2,315
*FTI Consulting, Inc.	52,400	1,095
G & K Services, Inc. — Class A	40,900	1,543
*Genesee & Wyoming, Inc.	42,900	1,167
*The Genlyte Group Inc.	21,800	1,063
Herman Miller, Inc.	5,900	182
IDEX Corp.	48,200	1,861
*Insituform Technologies, Inc. — Class A	79,300	1,271
JLG Industries, Inc.	99,300	2,729
*Kirby Corp.	44,300	1,998
*Laidlaw International, Inc.	21,700	523
*Landstar System, Inc.	136,600	4,114
Macquarie Infrastructure Co. Trust	29,400	834
Manpower, Inc.	10,100	402
McGrath Rentcorp	80,300	1,903
Nordson Corp.	47,300	1,621
Raytheon Co.	10,500	411
Rockwell Collins, Inc.	7,000	334
The ServiceMaster Co.	9,000	121
Southwest Airlines Co.	36,200	504
*Synagro Technologies, Inc.	57,900	280
Thomas Industries, Inc.	45,100	1,802
†(h)*TRW Automotive, Inc.	3,600	84
Union Pacific Corp.	5,500	356
UTI Worldwide, Inc.	32,040	2,231
*Waste Connections, Inc.	35,000	1,305
Woodward Governor Co.	13,800	1,160

Total		42,445

Information Technology (9.9%)
*ATMI, Inc.	36,500	1,059
AVX Corp.	27,700	336
Belden CDT, Inc.	58,000	1,230
*The BISYS Group, Inc.	27,000	403
*BMC Software, Inc.	21,000	377
*Brooks Automation, Inc.	67,300	999
*Exar Corp.	65,000	968
Helix Technology Corp.	75,600	1,004
*Intuit, Inc.	11,600	523
*Jabil Circuit, Inc.	12,600	387
KLA-Tencor Corp.	4,400	192
Landauer, Inc.	20,400	1,059
*Littelfuse, Inc.	44,400	1,237
Methode Electronics, Inc. — Class A	48,200	572
Molex, Inc. — Class A	19,900	467
*MPS Group, Inc.	150,300	1,416
*Mykrolis Corp.	88,200	1,253
*Novell, Inc.	21,700	135
*Novellus Systems, Inc.	19,400	479
*Packeteer, Inc.	97,500	1,375
*Progress Software Corp.	61,700	1,860
*SPSS, Inc.	56,425	1,084
Startek, Inc.	34,600	568
*Synopsys, Inc.	25,000	417

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Tellabs, Inc.	100	1
*Websense, Inc.	39,400	1,893

Total		21,294

Materials (9.3%)
Abitibi-Consolidated, Inc.	32,500	146
Airgas, Inc.	61,200	1,510
Anglo Platinum, Ltd.	8,000	357
AptarGroup, Inc.	39,950	2,029
Arch Chemicals, Inc.	45,200	1,128
Barrick Gold Corp.	9,200	230
Bowater, Inc.	10,100	327
Carpenter Technology Corp.	32,200	1,668
Chesapeake Corp.	20,100	421
Deltic Timber Corp.	34,500	1,312
Domtar, Inc.	63,500	469
Florida Rock Industries, Inc.	34,425	2,525
Gibraltar Industries, Inc.	70,476	1,307
Gold Fields, Ltd., ADR	37,800	429
Great Lakes Chemical Corp.	6,500	205
MacDermid, Inc.	25,100	782
MeadWestvaco Corp.	9,300	261
*Meridian Gold, Inc.	74,600	1,343
Myers Industries, Inc.	51,167	640
*Nalco Holding Co.	28,400	557
Potlatch Corp.	1,900	99
*Smurfit-Stone Container Corp.	23,500	239
*Symyx Technologies, Inc.	34,600	968
Wausau Paper Corp.	92,400	1,107

Total		20,059

Telecommunication Services (0.8%)
*Crown Castle International Corp.	900	18
*Nextel Partners, Inc.	9,600	242
*Qwest Communications International, Inc.	35,600	132
Telephone and Data Systems, Inc.	3,800	155
Telephone and Data Systems, Inc. — Special Shares	3,000	115

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Telus Corp.	5,400	184
*US Cellular Corp.	1,600	80
*Wireless Facilities, Inc.	134,300	850

Total		1,776

Utilities (4.2%)
Black Hills Corp.	40,800	1,503
Cleco Corp.	46,400	1,001
*CMS Energy Corp.	19,800	298
Duke Energy Corp.	12,600	375
*Dynegy, Inc. — Class A	55,100	268
*El Paso Electric Co.	57,700	1,180
FirstEnergy Corp.	4,500	216
NiSource, Inc.	32,900	814
*NRG Energy, Inc.	12,000	451
Otter Tail Corp.	26,700	730
Pinnacle West Capital Corp.	9,800	436
TECO Energy, Inc.	42,800	809
Vectren Corp.	33,400	960
Xcel Energy, Inc.	4,000	78

Total		9,119

Total Common Stocks (Cost: $163,217)		209,734

Convertible Corporate Debt (0.0%)
Utilities (0.0%)
Xcel Energy Inc., 7.50%, 11/21/07 144A	2,000	3

Total Convertible Corporate Debt (Cost: $3)		3

Preferred Stocks (0.0%)
Industrials (0.0%)
Allied Waste Industrial	400	100

Total Preferred Stocks (Cost: $100)		100

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Money Market Investments (2.7%)	Shares/ $ Par	Value $ (000’s)
Other Holdings (2.7%)
Reserve Investment Fund	5,800,038	5,800

Total Money Market Investments (Cost: $5,800)		5,800

Total Investments (100.0%) (Cost $169,120)(a)		215,637

Other Assets, Less Liabilities (0.0%)		(6)

Total Net Assets (100.0%)		215,631

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $3, representing 0.00% of the net assets.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $169,120 and the net unrealized appreciation of investments based on that cost was $46,517 which is comprised of $51,491 aggregate gross unrealized appreciation and $4,974 aggregate gross unrealized depreciation.

(h)	The following investment was purchased in a private placement transaction. Resale to the public may require registration or may be limited due to certain restrictions. At June 30, 2005 the value of the security (in thousands) was $84, representing .04% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
TRW Automotive, Inc.	March 2005	3,600	$70,740

The Accompanying Notes are an Integral Part of the Financial Statements

T. Rowe Price Small Cap Value Portfolio

Aggressive Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$974.80	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.2%)
*Apollo Group, Inc. — Class A	142,480	11,145
*The Cheesecake Factory, Inc.	273,100	9,485
Choice Hotels International, Inc.	176,700	11,609
*Dick’s Sporting Goods, Inc.	406,600	15,691
Fortune Brands, Inc.	98,200	8,720
Garmin Ltd.	255,600	10,927
Gentex Corp.	770,760	14,028
*Getty Images, Inc.	74,870	5,560
*Kerzner International, Ltd.	98,500	5,610
*Lamar Advertising Co. — Class A	411,825	17,613
Michaels Stores, Inc.	414,500	17,148
*O’Reilly Automotive, Inc.	798,260	23,795
*Payless ShoeSource, Inc.	454,200	8,721
PETsMART, Inc.	325,600	9,882
*Pixar, Inc.	133,000	6,657
*Scientific Games Corp.	564,700	15,207
Station Casinos, Inc.	222,200	14,754

Total		206,552

Consumer Staples (0.6%)
Whole Foods Market, Inc.	59,000	6,980

Total		6,980

Energy (8.9%)
BJ Services Co.	313,800	16,468
CONSOL Energy, Inc.	270,500	14,493
*Nabors Industries, Ltd.	355,200	21,532
*National Oilwell Varco, Inc.	397,700	18,907
*Newfield Exploration Co.	340,500	13,583
Range Resources Corp.	236,200	6,354
Smith International, Inc.	236,800	15,084

Total		106,421

Financials (10.0%)
*Ameritrade Holding Corp.	729,000	13,552
Assured Guaranty, Ltd.	813,100	18,995
*CapitalSource, Inc.	593,500	11,650
CIT Group, Inc.	232,000	9,969
The Colonial BancGroup, Inc.	440,500	9,717
Investors Financial Services Corp.	156,080	5,903
Legg Mason, Inc.	174,270	18,143
The St. Joe Co.	182,900	14,914
Ventas, Inc.	563,200	17,009

Total		119,852

Health Care (20.6%)
*Affymetrix, Inc.	245,900	13,261
*Barr Pharmaceuticals, Inc.	275,300	13,418
*Caremark Rx, Inc.	400,794	17,843
*Charles River Laboratories International, Inc.	273,300	13,187
*Covance, Inc.	373,400	16,754
*Cytyc Corp.	604,000	13,324
*DaVita, Inc.	580,900	26,420

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Health Management Associates, Inc. — Class A	632,610	16,562
*Kinetic Concepts, Inc.	224,500	13,470
*Lincare Holdings, Inc.	439,700	17,957
Medicis Pharmaceutical Corp.	262,000	8,313
*Neurocrine Biosciences, Inc.	163,500	6,877
*Patterson Companies, Inc.	257,896	11,626
*ResMed, Inc.	146,900	9,694
*Sepracor, Inc.	158,300	9,500
*St. Jude Medical, Inc.	328,200	14,313
Universal Health Services, Inc. — Class B	228,400	14,202
*VCA Antech, Inc.	396,500	9,615

Total		246,336

Industrials (10.1%)
ARAMARK Corp. — Class B	479,900	12,669
The Corporate Executive Board Co.	280,920	22,005
Expeditors International of Washington, Inc.	227,530	11,333
Fastenal Co.	216,590	13,268
Graco, Inc.	371,900	12,671
J.B. Hunt Transport Services, Inc.	407,200	7,859
L-3 Communications Holdings, Inc.	137,950	10,564
*Monster Worldwide, Inc.	311,500	8,934
Pentair, Inc.	216,100	9,251
Robert Half International, Inc.	345,600	8,630
*Stericycle, Inc.	72,900	3,668

Total		120,852

Information Technology (28.4%)
*Activision, Inc.	1,120,733	18,514
Adobe Systems, Inc.	319,460	9,143
*Alliance Data Systems Corp.	194,400	7,885
*Amdocs, Ltd.	712,650	18,834
Amphenol Corp. — Class A	427,600	17,177
CDW Corp.	157,840	9,011
*CheckFree Corp.	167,000	5,688
*Cogent, Inc.	583,100	16,648
*Cognos, Inc.	327,000	11,164
*Cree, Inc.	520,700	13,262
*FLIR Systems, Inc.	402,900	12,023
Harris Corp.	544,600	16,997
Infosys Technologies Ltd., ADR	225,770	17,490
*Integrated Circuit Systems, Inc.	746,180	15,401
*Jabil Circuit, Inc.	576,800	17,725
KLA-Tencor Corp.	237,180	10,365
*Kronos Inc.	141,750	5,725
*Lam Research Corp.	437,800	12,670
Microchip Technology, Inc.	615,495	18,230
*NAVTEQ Corp.	445,100	16,549
Paychex, Inc.	322,740	10,502
*Seagate Technology, ADR	974,400	17,101
*Semtech Corp.	859,690	14,314

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*VeriSign, Inc.	544,420	15,658
*Zebra Technologies Corp. — Class A	271,852	11,904

Total		339,980

Materials (2.0%)
The Lubrizol Corp.	229,400	9,637
Praxair, Inc.	318,340	14,835

Total		24,472

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A	51,600	1,321

Total		1,321

Total Common Stocks (Cost: $997,158)		1,172,766

Money Market Investments (1.5%)

Federal Government & Agencies (0.2%)
Freddie Discount, 3.29%, 9/20/05	2,200,000	2,183

Total		2,183

Finance Services (0.9%)
Preferred Receivable Funding, 3.14%, 7/14/05	10,000,000	9,989

Total		9,989

Money Market Investments (1.5%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (0.0%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	300,000	300

Total		300

Short Term Business Credit (0.4%)
Sheffield Receivables, 3.11%, 7/11/05	5,200,000	5,196

Total		5,196

Total Money Market Investments (Cost: $17,668)		17,668

Total Investments (99.4%) (Cost $1,014,826)(a)		1,190,434

Other Assets, Less Liabilities (0.6%)		7,470

Total Net Assets (100.0%)		1,197,904

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,014,826 and the net unrealized appreciation of investments based on that cost was $175,608 which is comprised of $200,584 aggregate gross unrealized appreciation and $24,976 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Aggressive Growth Stock Portfolio

International Growth Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,011.30	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.72	$4.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Basic Materials (4.6%)
†BASF AG	Germany	10,700	709
†CRH PLC	Ireland	31,656	832
†K+S AG	Germany	14,365	795
†Nissan Chemical Industries, Ltd.	Japan	39,000	418
†Sumitomo Chemical Co., Ltd.	Japan	149,000	683
†*Syngenta AG	Switzerland	7,980	818
†Wienerberger AG	Austria	22,300	1,035

Total			5,290

Conglomerates (2.1%)
†Grupo Ferrovial SA	Spain	24,175	1,554
†Nomura TOPIX Exchange Traded Fund	Japan	78,200	838

Total			2,392

Consumer Cyclical (18.2%)
†Belluna Co., Ltd. — Warrants	Japan	1,452	1
†Bridgestone Corp.	Japan	42,000	804
Carnival Corp.	United Kingdom	15,815	863
†Entergisul Co., Ltd.	Korea	19,484	410
†Esprit Holdings, Ltd.	Hong Kong	187,000	1,344
Grupo Televisa SA ADR	Mexico	6,000	373
†Hilton Group PLC	United Kingdom	57,640	295
†Hyundai Motor Co.	Korea	14,310	791
†Lagardere SCA	France	10,790	796
†Lottomatica SPA	Italy	20,855	679
†Mediaset SPA	Italy	58,945	694
†NHK Spring Co., Ltd.	Japan	99,000	831
†Nokian Renkaat OYJ	Finland	62,450	1,138
†*NorGani Hotels ASA	Norway	81,755	625
†OPAP SA	Greece	33,430	961
†Plenus Co., Ltd.	Japan	13,800	487
†Porsche AG	Germany	1,170	877
†Punch Taverns PLC	United Kingdom	85,735	1,122
†Ryohin Keikaku Co., Ltd.	Japan	10,700	528
†Signet Group PLC	United Kingdom	333,485	648
†*Sportingbet PLC	United Kingdom	146,930	859
†Square Enix Co., Ltd.	Japan	22,400	683
†Swatch Group AG	Switzerland	5,545	777
†*Take and Give Needs Co., Ltd.	Japan	190	210
†Techtronic Industries Co.	Hong Kong	413,500	1,041
*Urbi Desarrollos Urbanos SA	Mexico	77,985	428
†USS Co., Ltd.	Japan	1,980	127
†Vivendi Universal SA	France	25,840	810

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Cyclical continued
Wal-Mart de Mexico — Series V	Mexico	213,835	868
†Wolseley PLC	United Kingdom	38,120	799

Total			20,869

Consumer Non-Cyclical (8.6%)
†Coca-Cola Hellenic Bottling Co. SA	Greece	28,595	779
†Metro AG	Germany	12,930	640
Natura Cosmeticos SA	Brazil	25,050	794
†Nestle SA	Switzerland	3,100	792
†Nong Shim Co., Ltd.	Korea	2,520	729
†Puma AG	Germany	4,135	1,022
†Reckitt Benckiser PLC	United Kingdom	26,210	770
†*Royal Numico NV	Netherlands	20,410	814
†SABMiller PLC	United Kingdom	41,105	640
†Swedish Match AB	Sweden	91,670	1,040
†Tesco PLC	United Kingdom	187,700	1,071
†Woolworths, Ltd.	Australia	61,165	766

Total			9,857

Energy (6.6%)
†*Awilco Offshore ASA	Norway	78,860	340
†BG Group PLC	United Kingdom	117,195	961
†BP PLC	United Kingdom	59,760	622
EnCana Corp.	Canada	33,730	1,330
†Eni SPA	Italy	38,105	979
†*Geo ASA	Norway	25,575	86
†*Revus Energy ASA	Norway	8,310	57
†Technip SA	France	21,425	997
†*TGS Nopec Geophysical Co. ASA	Norway	13,865	370
†Total SA	France	2,755	645
*Western Oil Sands, Inc.	Canada	61,950	1,203

Total			7,590

Financials (20.0%)
†Admiral Group PLC	United Kingdom	113,055	753
†Allianz AG	Germany	6,640	760
†Alpha Bank AE	Greece	35,245	937
†Anglo Irish Bank Corp. PLC	Ireland	169,389	2,094
†Banca Fideuram SPA	Italy	145,250	686
†*Banco Espanol de Credito SA	Spain	58,555	799
†Banco Popolare Di Verona	Italy	42,505	724
†Bangkok Bank PCL	Thailand	149,800	390
†Bank of Yokohama, Ltd.	Japan	125,000	719
†BNP Paribas SA	France	12,385	847
†Chiba Bank, Ltd.	Japan	119,000	781

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
†Credit Saison Co., Ltd.	Japan	21,800	723
†Credit Suisse Group	Switzerland	19,910	781
†DNB NOR ASA	Norway	89,435	927
†Erste Bank der oesterreichischen Sparkassen AG	Austria	16,270	814
†Fondiaria-Sai SPA	Italy	36,605	989
†ForeningsSparbanken AB	Sweden	35,805	785
†HSBC Holdings PLC	Hong Kong	44,783	716
†Hypo Real Estate Holding AG	Germany	15,115	574
†ING Groep NV	Netherlands	29,704	836
†Kookmin Bank	Korea	17,050	777
†Man Group PLC	United Kingdom	23,870	617
Manulife Financial Corp.	Canada	15,525	742
†MPC Muenchmeyer Petersen Capital AG	Germany	2,305	145
†OTP Bank	Hungary	37,610	1,270
†Prudential PLC	United Kingdom	90,440	800
†PT Bank Rakyat Indonesia	Indonesia	2,118,000	628
†*Raiffeisen International Bank Holding AG	Austria	6,150	391
†Storebrand ASA	Norway	106,020	992

Total			22,997

Health Care (7.5%)
†*Capio AB	Sweden	54,745	804
†CSL, Ltd.	Australia	29,285	748
†*Elekta AB	Sweden	24,075	998
†GN Store Nord A/S	Denmark	67,310	761
†Nobel Biocare Holding AG	Switzerland	3,615	732
†Roche Holding AG	Switzerland	8,960	1,131
†Schwarz Pharma AG	Germany	19,715	894
†Smith & Nephew PLC	United Kingdom	80,770	795
†Stada Arzneimittel AG	Germany	24,545	892
†Synthes, Inc.	Switzerland	7,540	827

Total			8,582

Industrial Goods and Services (12.6%)
†Atlas Copco AB	Sweden	51,930	821
†Capita Group PLC	United Kingdom	137,865	906
†Carbone Lorraine	France	12,450	592
†Chiyoda Corp.	Japan	112,000	1,376
†Cobham PLC	United Kingdom	23,765	603
†Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	25,260	482
†*Deutz AG	Germany	70,350	352

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Industrial Goods and Services continued
†Hays PLC	United Kingdom	255,230	590
†Intertek Group PLC	United Kingdom	51,195	642
Italian-Thai Development PCL	Thailand	854,100	197
†Kajima Corp.	Japan	122,000	449
†Keyence Corp.	Japan	3,100	691
†Koninklijke BAM Groep NV	Netherlands	13,410	887
†Kubota Corp.	Japan	167,000	912
†Meggitt PLC	United Kingdom	146,273	740
†Metso OYJ	Finland	37,670	819
†Neopost SA	France	12,115	1,066
Sino Thai Engineering & Construction PCL	Thailand	662,500	172
*Sino Thai Engineering & Construction PCL — Warrants	Thailand	105,233	11
†Vinci SA	France	17,880	1,488
†Volvo AB	Sweden	17,055	692

Total			14,488

Technology (10.2%)
†*Axalto Holding NV	France	28,015	844
†Axell Corp.	Japan	145	640
†Canon Inc.	Japan	15,800	828
†*CapGemini SA	France	22,590	715
†Ericsson LM — B Shares	Sweden	285,690	914
†*Gresham Computing PLC	United Kingdom	116,785	226
†Hoya Corp.	Japan	7,400	851
†Humax Co., Ltd.	Korea	18,090	252
†Indra Sistemas SA	Spain	48,295	955
†Infosys Technologies, Ltd.	India	12,955	701
†*Jusung Engineering Co., Ltd.	Korea	46,685	614
†*Kontron AG	Germany	90,396	763
†Nidec Corp.	Japan	6,500	685
†Solomon Systech International, Ltd.	Hong Kong	2,128,000	751
†Tamura Taiko Holdings, Inc.	Japan	1,000	8
†Tandberg ASA	Norway	57,600	615
†*Tandberg Television ASA	Norway	69,185	847
†Telechips, Inc.	Korea	27,962	517

Total			11,726

Telecommunications (2.2%)
†Mobistar SA	Belgium	6,535	546
Rogers Communications, Inc.	Canada	16,130	529
†Telefonica SA	Spain	51,249	838
†Vodafone Group PLC	United Kingdom	233,170	567

Total			2,480

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Transportation (1.6%)
Canadian National Railway Co.	Canada	10,445	603
†Fraport AG	Germany	15,125	649
†Kamigumi Co., Ltd.	Japan	80,000	615

Total			1,867

Utilities (1.6%)
†Iberdrola SA	Spain	35,210	926
†RWE AG	Germany	14,465	930

Total			1,856

Total Foreign Common Stocks (Cost: $85,928)			109,994

Money Market Investments (5.0%)

Federal Government and Agencies (5.0%)
Federal Home Loan Bank, 3.17%, 7/20/05	United States	5,800,000	5,790

Total Money Market Investments (Cost: $5,790)			5,790

Total Investments (100.8%) (Cost $91,718)(a)			115,784

Other Assets, Less Liabilities (-0.8%)			(952)

Total Net Assets (100.0%)			114,832

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $91,718 and the net unrealized appreciation of investments based on that cost was $24,066 which is comprised of $25,988 aggregate gross unrealized appreciation and $1,922 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	13.7%
Japan	12.9%
Germany	8.6%
France	7.6%
Sweden	5.2%
Switzerland	5.1%
Other	46.9%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements

International Growth Portfolio

Franklin Templeton International Equity Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$995.20	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$3.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Foreign Common Stocks (93.4%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.5%)
†Accor SA	France	173,000	8,084
†British Sky Broadcasting Group PLC	United Kingdom	1,225,270	11,551
†Compass Group PLC	United Kingdom	1,478,070	6,203
†Fuji Photo Film Co., Ltd.	Japan	159,300	5,187
†GKN PLC	United Kingdom	2,091,540	9,630
†Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	11,299
†Michelin SA — Class B	France	156,780	9,521
†Pearson PLC	United Kingdom	697,770	8,189
†Reed Elsevier NV	Netherlands	645,340	8,972
†Sony Corp.	Japan	200,900	6,925
†Valeo SA	France	135,280	6,057
†Volkswagen AG	Germany	230,450	10,518
†Wolters Kluwer NV	Netherlands	166,630	3,179

Total			105,315

Consumer Staples (3.4%)
†Boots Group PLC	United Kingdom	601,970	6,554
†Cadbury Schweppes PLC	United Kingdom	1,086,340	10,346
†Nestle SA	Switzerland	38,980	9,965
†Unilever PLC	United Kingdom	773,990	7,442

Total			34,307

Energy (6.0%)
†BP PLC	United Kingdom	1,037,940	10,798
†ENI SPA	Italy	414,535	10,647
†Repsol YPF SA	Spain	493,680	12,571
†SBM Offshore NV	Netherlands	112,800	7,725
†Shell Transport & Trading Co., PLC	United Kingdom	1,428,430	13,844
†Total SA	France	21,182	4,962

Total			60,547

Financials (19.5%)
ACE, Ltd.	Bermuda	234,580	10,521
†Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,480
†Axa SA	France	460,957	11,468
†*Banca Nazionale Del Lavoro SPA	Italy	1,613,611	5,562
†Banco Santander Central Hispano SA	Spain	906,009	10,466

Foreign Common Stocks (93.4%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
†Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	10,003
†DBS Group Holdings, Ltd.	Singapore	1,192,000	10,078
†HSBC Holdings PLC	United Kingdom	530,937	8,485
†ING Groep NV	Netherlands	436,000	12,271
†Kookmin Bank	South Korea	226,500	10,319
†Lloyds TSB Group PLC	United Kingdom	1,165,150	9,853
†National Australia Bank, Ltd.	Australia	514,130	12,023
†Nomura Holdings, Inc.	Japan	332,400	3,950
†Nordea Bank AB	Sweden	1,651,590	14,862
†Riunione Adriatica di Sicurta SPA	Italy	447,283	8,685
†Royal Bank of Scotland Group PLC	United Kingdom	303,290	9,137
†Sompo Japan Insurance, Inc.	Japan	1,103,000	11,092
†Standard Chartered PLC	United Kingdom	370,360	6,753
†Swire Pacific, Ltd. — Class A	Hong Kong	1,276,500	11,239
†*Swiss Re	Switzerland	170,200	10,435
XL Capital, Ltd. — Class A	Bermuda	94,850	7,059

Total			195,741

Health Care (5.4%)
†*CK Life Sciences International Holdings, Inc.	Hong Kong	29,640	4
†GlaxoSmithKline PLC	United Kingdom	365,910	8,832
†Mayne Group, Ltd.	Australia	10	0
†Olympus Corp.	Japan	236,500	4,520
†Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,483
†SANOFI-AVENTIS	France	164,625	13,483
†Shire Pharmaceuticals Group PLC	United Kingdom	1,124,010	12,312
†Takeda Pharmaceutical Co., Ltd.	Japan	208,500	10,318

Total			53,952

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Foreign Common Stocks (93.4%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials (16.0%)
†*Adecco SA	Switzerland	124,930	5,673
†Atlas Copco AB	Sweden	665,280	10,522
†BAE Systems PLC	United Kingdom	3,411,020	17,468
†*British Airways PLC	United Kingdom	1,228,800	5,779
†Deutsche Post AG	Germany	602,100	14,064
†East Japan Railway Co.	Japan	876	4,495
Empresa Brasiliera de Aeronautica SA, ADR	Brazil	148,150	4,899
†Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	9,713
†KCI Konecranes International OYJ	Finland	302,500	12,913
†Rentokil Initial PLC	United Kingdom	2,672,940	7,614
†*Rolls Royce Group PLC	United Kingdom	1,916,990	9,832
†Rolls-Royce Group PLC — Class B	United Kingdom	95,849,500	172
†Securitas AB — Class B	Sweden	652,300	10,862
†Smiths Group PLC	United Kingdom	480,490	7,905
†Societe Bic SA	France	173,740	10,365
†Toto, Ltd.	Japan	873,000	6,885
†*Vestas Wind Systems A/S	Denmark	835,280	13,792
†Volvo AB — Class B	Sweden	199,840	8,113

Total			161,066

Information Technology (6.7%)
*Celestica, Inc.	Canada	415,600	5,565
*Check Point Software Technologies, Ltd	Israel	387,430	7,671
†Compal Electronics, Inc.	Taiwan	5,583,000	5,542
†Hitachi, Ltd.	Japan	1,198,000	7,261
†Mabuchi Motor Co., Ltd.	Japan	56,200	3,236
†Nintendo Co., Ltd.	Japan	64,600	6,735
†Samsung Electronics Co., Ltd.	South Korea	46,140	21,881
†Toshiba Corp.	Japan	2,350,000	9,321

Total			67,212

Materials (10.5%)
†Akzo Nobel NV	Netherlands	234,050	9,189
Alcan, Inc.	Canada	432,060	12,975
†Alumina, Ltd.	Australia	1,908,930	8,057
†BASF AG	Germany	206,800	13,713
†Bayer AG	Germany	263,150	8,756
†BHP Billiton, Ltd.	Australia	836,900	11,460
*Cia Vale Do Rio Doce, ADR	Brazil	417,880	10,614

Foreign Common Stocks (93.4%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
Domtar, Inc.	Canada	455,490	3,369
†Norske Skogindustrier ASA	Norway	684,860	11,217
†Stora Enso OYJ — Class R	Finland	658,140	8,399
†UPM-Kymmene Corp.	Finland	394,760	7,571

Total			105,320

Telecommunication Services (8.4%)
BCE, Inc.	Canada	430,910	10,203
KT Corp., ADR	South Korea	385,100	8,280
†Nippon Telegraph & Telephone Corp.	Japan	1,930	8,280
†Portugal Telecom SA	Portugal	632,670	6,030
SK Telecom Co., Ltd., ADR	South Korea	322,890	6,587
Telefonica SA, ADR	Spain	261,589	12,792
Telefonos de Mexico SA, ADR	Mexico	514,688	9,722
†Telenor ASA	Norway	1,208,610	9,591
†Vodafone Group PLC	United Kingdom	5,286,750	12,851

Total			84,336

Utilities (7.0%)
†E.ON AG	Germany	146,700	13,029
†Endesa SA	Spain	211,210	4,945
†Hong Kong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,063
†Iberdrola SA	Spain	387,080	10,182
†Korea Electric Power Corp.	South Korea	224,850	6,905
†National Grid Transco PLC	United Kingdom	1,093,990	10,583
†Suez SA	France	646,510	17,494

Total			70,201

Total Foreign Common Stocks (Cost: $740,492)			937,997

Money Market Investments (6.4%)

Autos (1.0%)
Daimler Chrysler, 3.27%, 7/20/05	United States	10,000,000	9,983

Total			9,983

Finance Lessors (3.0%)
Ranger Funding Co., 3.24%, 7/15/05	United States	10,000,000	9,988
Thunder Bay Funding, 3.16%, 7/20/05	United States	10,000,000	9,983
Windmill Funding, 3.24%, 7/21/05	United States	10,000,000	9,982

Total			29,953

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Money Market Investments (6.4%)	Country	Shares/ $ Par	Value $ (000’s)

Financials (1.0%)
Preferred Receivables Funding, 3.29%, 7/27/05	United States	10,000,000	9,977

Total			9,977

Phone Communications Except Radiophone (1.0%)
Verizon Global, 3.24%, 7/11/05	United States	10,000,000	9,991

Total			9,991

Short Term Business Credit (0.4%)
UBS Finance Delaware LLC, 3.35%, 07/01/05	United States	4,400,000	4,400

Total			4,400

Total Money Market Investment (Cost: $64,304)			64,304

Total Investments (99.8%) (Cost $804,796)(a)			1,002,301

Other Assets, Less Liabilities (0.2%)			2,018

Total Net Assets (100.0%)			1,004,319

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $804,796 and the net unrealized appreciation of investments based on that cost was $197,505 which is comprised of $224,803 aggregate gross unrealized appreciation and $27,298 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	21.2%
Japan	9.2%
France	8.1%
Germany	6.0%
South Korea	5.4%
Netherlands	5.3%
Spain	5.1%
Other	39.7%

Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements

Franklin Templeton International Equity Portfolio

AllianceBernstein Mid Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,003.70	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.34

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (19.3%)
American Axle & Manufacturing Holdings, Inc.	45,500	1,150
ArvinMeritor, Inc.	60,800	1,082
*AutoNation, Inc.	65,900	1,352
Beazer Homes USA, Inc.	18,600	1,063
Borders Group, Inc.	50,300	1,273
BorgWarner, Inc.	14,400	773
Dana Corp.	51,700	776
Federated Department Stores, Inc.	6,400	469
*Group 1 Automotive, Inc.	18,800	452
*Jack in the Box, Inc.	30,900	1,172
Jones Apparel Group, Inc.	34,800	1,080
Liz Claiborne, Inc.	27,400	1,089
*Office Depot, Inc.	66,200	1,512
*Payless ShoeSource, Inc.	82,800	1,590
Reebok International, Ltd.	9,500	397
*TRW Automotive Holdings Corp.	5,100	125
V. F. Corp.	13,900	795

Total		16,150

Consumer Staples (5.1%)
*BJ’s Wholesale Club, Inc.	39,000	1,267
Corn Products International, Inc.	18,200	432
*Del Monte Foods Co.	124,800	1,344
Universal Corp.	28,000	1,226

Total		4,269

Energy (3.7%)
Pogo Producing Co.	19,100	992
Rowan Companies, Inc.	40,000	1,188
*SEACOR Holdings, Inc.	13,900	894

Total		3,074

Financials (20.9%)
A.G. Edwards, Inc.	31,600	1,428
Astoria Financial Corp.	45,950	1,308
Central Pacific Financial Corp.	38,400	1,367
Commercial Federal Corp.	34,000	1,145
Hibernia Corp. — Class A	35,000	1,161
MAF Bancorp, Inc.	30,600	1,304
Old Republic International Corp.	53,400	1,350
Platinum Underwriters Holdings, Ltd.	31,400	999
Popular, Inc.	35,100	884
Radian Group, Inc.	27,300	1,289
Sovereign Bancorp, Inc.	38,600	862
StanCorp Financial Group, Inc.	15,800	1,210
TD Banknorth, Inc.	5,880	175
UnionBanCal Corp.	17,000	1,138
Washington Federal, Inc.	37,400	880
Whitney Holding Corp.	30,150	984

Total		17,484

Health Care (5.5%)
Owens & Minor, Inc.	46,550	1,506
*PacifiCare Health Systems, Inc.	9,200	657

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
PerkinElmer, Inc.	43,800	828
Universal Health Services, Inc. — Class B	26,000	1,617

Total		4,608

Industrials (20.1%)
CNF, Inc.	20,100	902
Cooper Industries, Ltd. — Class A	12,000	767
GATX Corp.	35,100	1,211
Goodrich Corp.	29,700	1,217
Harsco Corp.	9,700	529
Hughes Supply, Inc.	31,700	891
*Laidlaw International, Inc.	50,800	1,224
*Moog, Inc. — Class A	45,000	1,417
Mueller Industries, Inc.	34,600	938
PACCAR, Inc.	9,750	663
Parker Hannifin Corp.	10,500	651
*Quanta Services, Inc.	124,300	1,094
*Terex Corp.	31,700	1,249
Textron, Inc.	12,000	910
*United Stationers, Inc.	24,700	1,213
*URS Corp.	51,700	1,931

Total		16,807

Information Technology (8.1%)
*ADC Telecommunications, Inc.	33,571	731
*Andrew Corp.	105,000	1,340
*Anixter International, Inc.	25,900	963
IKON Office Solutions, Inc.	89,100	847
*Sanmina-SCI Corp.	124,900	683
*Tech Data Corp.	18,000	659
*Tellabs, Inc.	70,000	609
*Vishay Intertechnology, Inc.	80,400	954

Total		6,786

Materials (7.4%)
Albemarle Corp.	10,200	372
Ball Corp.	19,200	690
Crompton Corp.	35,000	495
Cytec Industries, Inc.	26,500	1,055
Reliance Steel & Aluminum Co.	30,600	1,135
Silgan Holdings, Inc.	17,800	1,001
Texas Industries, Inc.	8,300	467
United States Steel Corp.	29,100	1,000

Total		6,215

Utilities (3.8%)
Northeast Utilities	32,800	684
PNM Resources, Inc.	22,800	657
Puget Energy, Inc.	43,700	1,022
Wisconsin Energy Corp.	11,000	429
WPS Resources Corp.	6,100	343

Total		3,135

Total Common Stocks (Cost: $66,607)		78,528

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Money Market Investments (6.0%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (6.0%)
Federal Home Loan Bank Discount Corp., 3.02%, 7/6/05	5,000,000	4,998

Total Money Market Investments (Cost: $4,998)		4,998

Total Investments (99.9%) (Cost $71,605)(a)		83,526

Other Assets, Less Liabilities (0.1%)		54

Total Net Assets (100.0%)		83,580

*	Non-Income Producing

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $71,605 and the net unrealized appreciation of investments based on that cost was $11,921 which is comprised of $13,633 aggregate gross unrealized appreciation and $1,712 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

AllianceBernstein Mid Cap Value Portfolio

Index 400 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,038.00	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (18.0%)
*99 Cents Only Stores	22,533	286
Abercrombie & Fitch Co. — Class A	33,200	2,281
*Advance Auto Parts, Inc.	28,000	1,807
*Aeropostale, Inc.	21,200	712
American Eagle Outfitters, Inc.	50,500	1,548
American Greetings Corp. — Class A	26,300	697
*AnnTaylor Stores Corp.	26,850	652
Applebee’s International, Inc.	30,900	819
ArvinMeritor, Inc.	26,650	474
Bandag, Inc.	5,900	272
*Barnes & Noble, Inc.	24,100	935
Belo Corp. — Class A	40,900	980
Blyth, Inc.	13,400	376
Bob Evans Farms, Inc.	13,500	315
Borders Group, Inc.	27,100	686
BorgWarner, Inc.	21,400	1,149
Boyd Gaming Corp.	25,200	1,288
*Brinker International, Inc.	33,550	1,344
Callaway Golf Co.	27,000	417
*Career Education Corp.	39,000	1,428
*CarMax, Inc.	39,700	1,058
Catalina Marketing Corp.	18,700	475
CBRL Group, Inc.	18,100	703
*The Cheesecake Factory, Inc.	29,650	1,030
*Chico’s FAS, Inc.	68,000	2,331
Claire’s Stores, Inc.	37,700	907
*Corinthian Colleges, Inc.	34,500	441
D.R. Horton, Inc.	111,599	4,197
*DeVry, Inc.	24,600	490
*Dollar Tree Stores, Inc.	43,000	1,032
*Education Management Corp.	25,900	874
*Emmis Communications Corp. — Class A	12,560	222
*Entercom Communications Corp. — Class A	16,800	559
Foot Locker, Inc.	59,300	1,614
Furniture Brands International, Inc.	20,200	437
Gentex Corp.	59,300	1,079
GTECH Holdings Corp.	44,100	1,289
Harman International Industries, Inc.	24,500	1,993
Harte-Hanks, Inc.	27,250	810
*Hovnanian Enterprises, Inc. — Class A	18,400	1,200
International Speedway Corp. — Class A	16,800	945
*ITT Educational Services, Inc.	17,500	935
*Krispy Kreme Doughnuts, Inc.	23,500	164
*Laureate Education, Inc.	18,719	896
Lear Corp.	25,500	928
Lee Enterprises, Inc.	17,300	694
Lennar Corp. — Class A	54,900	3,483
Media General, Inc. — Class A	9,100	589
Michaels Stores, Inc.	51,300	2,122
Modine Manufacturing Co.	12,300	400
*Mohawk Industries, Inc.	22,600	1,865

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
The Neiman Marcus Group, Inc. — Class A	18,600	1,803
*O’Reilly Automotive, Inc.	39,000	1,163
Outback Steakhouse, Inc.	25,800	1,167
*Pacific Sunwear of California, Inc.	28,300	651
*Payless ShoeSource, Inc.	25,942	498
PETsMART, Inc.	55,500	1,684
Pier 1 Imports, Inc.	32,900	467
The Reader’s Digest Association, Inc. — Class A	37,900	625
Regis Corp.	17,000	664
*Rent-A-Center, Inc.	26,700	622
Ross Stores, Inc.	55,900	1,616
Ruby Tuesday, Inc.	24,400	632
Ryland Group, Inc.	18,100	1,373
*Saks, Inc.	53,200	1,009
*Scholastic Corp.	14,200	547
*Sotheby’s Holdings, Inc. — Class A	18,100	248
Thor Industries, Inc.	17,500	550
*The Timberland Co. — Class A	23,600	914
*Toll Brothers, Inc.	23,500	2,386
Tupperware Corp.	21,500	502
*Urban Outfitters, Inc.	24,800	1,406
*Valassis Communications, Inc.	19,500	722
The Washington Post Co. — Class B	2,600	2,171
Westwood One, Inc.	33,600	686
*Williams-Sonoma, Inc.	44,600	1,765

Total		80,099

Consumer Staples (4.3%)
*BJ’s Wholesale Club, Inc.	26,400	858
Church & Dwight Co., Inc.	24,150	874
*Constellation Brands, Inc. — Class A	78,400	2,313
*Dean Foods Co.	56,714	1,999
*Energizer Holdings, Inc.	26,900	1,672
Hormel Foods Corp.	39,900	1,170
The J.M. Smucker Co.	22,196	1,042
Lancaster Colony Corp.	11,700	502
PepsiAmericas, Inc.	40,300	1,034
Ruddick Corp.	17,000	434
*Smithfield Foods, Inc.	38,100	1,039
Tootsie Roll Industries, Inc.	16,213	474
*TreeHouse Foods, Inc.	11,342	323
Tyson Foods, Inc. — Class A	115,540	2,057
Universal Corp.	9,800	429
Whole Foods Market, Inc.	24,500	2,899

Total		19,119

Energy (7.8%)
Arch Coal, Inc.	23,900	1,302
*Cooper Cameron Corp.	20,600	1,278
ENSCO International, Inc.	57,600	2,059
*FMC Technologies, Inc.	26,069	833

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Forest Oil Corp.	21,000	882
*Grant Prideco, Inc.	47,000	1,243
*Hanover Compressor Co.	29,700	342
Helmerich & Payne, Inc.	19,300	906
Murphy Oil Corp.	66,500	3,473
*Newfield Exploration Co.	48,000	1,915
Noble Energy, Inc.	33,100	2,504
Overseas Shipholding Group, Inc.	13,200	787
Patterson-UTI Energy, Inc.	64,200	1,787
Peabody Energy Corp.	44,800	2,331
Pioneer Natural Resources Co.	55,100	2,319
*Plains Exploration & Production Co.	29,300	1,041
Pogo Producing Co.	24,200	1,256
*Pride International, Inc.	55,900	1,437
Smith International, Inc.	40,400	2,573
Tidewater, Inc.	23,100	881
*Weatherford International, Ltd.	52,600	3,050
Western Gas Resources, Inc.	24,600	859

Total		35,058

Financials (16.2%)
A.G. Edwards, Inc.	28,900	1,305
*Allmerica Financial Corp.	20,300	753
AMB Property Corp.	31,900	1,385
American Financial Group, Inc.	22,200	744
*AmeriCredit Corp.	57,800	1,474
AmerUs Group, Co.	15,000	721
Arthur J. Gallagher & Co.	35,100	952
Associated Banc-Corp.	49,263	1,658
Astoria Financial Corp.	39,100	1,113
Bank of Hawaii Corp.	20,300	1,030
Brown & Brown, Inc.	23,700	1,065
City National Corp.	17,200	1,233
The Colonial BancGroup, Inc.	59,000	1,302
Commerce Bancorp, Inc.	60,400	1,831
Cullen/Frost Bankers, Inc.	18,600	886
Developers Diversified Realty Corp.	41,000	1,884
Eaton Vance Corp.	50,700	1,212
Everest Re Group, Ltd.	21,400	1,990
Fidelity National Financial, Inc.	66,415	2,371
The First American Corp.	32,700	1,313
FirstMerit Corp.	32,000	836
Greater Bay Bancorp	19,400	512
HCC Insurance Holdings, Inc.	25,900	981
Hibernia Corp. — Class A	59,000	1,958
Highwoods Properties, Inc.	20,400	607
Horace Mann Educators Corp.	16,300	307
Hospitality Properties Trust	25,700	1,133
Independence Community Bank Corp.	29,900	1,104
IndyMac Bancorp, Inc.	23,700	965
Investors Financial Services Corp.	25,300	957
Jefferies Group, Inc.	19,600	743
*LaBranche & Co., Inc.	21,100	133
Legg Mason, Inc.	41,350	4,306
Leucadia National Corp.	36,000	1,391
Liberty Property Trust	32,800	1,453
Mack-Cali Realty Corp.	21,500	974

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Mercantile Bankshares Corp.	30,100	1,551
MoneyGram International, Inc.	32,600	623
New Plan Excel Realty Trust, Inc.	39,200	1,065
New York Community Bancorp, Inc.	92,821	1,682
Ohio Casualty Corp.	23,800	575
Old Republic International Corp.	69,400	1,755
The PMI Group, Inc.	35,800	1,395
Protective Life Corp.	26,400	1,115
Radian Group, Inc.	33,700	1,591
Raymond James Financial, Inc.	25,250	713
Rayonier, Inc.	19,111	1,013
Regency Centers Corp.	23,800	1,361
SEI Investments Co.	32,000	1,195
StanCorp Financial Group, Inc.	10,800	827
*SVB Financial Group	13,700	656
TCF Financial Corp.	48,300	1,250
Texas Regional Bancshares, Inc. — Class A	15,700	479
United Dominion Realty Trust, Inc.	52,100	1,253
Unitrin, Inc.	22,000	1,080
W.R. Berkley Corp.	45,200	1,613
Waddell & Reed Financial, Inc. — Class A	31,500	583
Washington Federal, Inc.	32,965	775
Webster Financial Corp.	20,500	957
Weingarten Realty Investors	32,200	1,263
Westamerica Bancorporation	12,700	671
Wilmington Trust Corp.	25,600	922

Total		72,545

Health Care (10.9%)
*Advanced Medical Optics, Inc.	24,712	982
*Apria Healthcare Group, Inc.	18,400	637
*Barr Pharmaceuticals, Inc.	35,200	1,716
Beckman Coulter, Inc.	23,600	1,500
*Cephalon, Inc.	22,100	880
*Charles River Laboratories International, Inc.	25,200	1,216
*Community Health Systems, Inc.	25,400	960
*Covance, Inc.	23,900	1,072
*Coventry Health Care, Inc.	40,474	2,865
*Cytyc Corp.	43,200	953
DENTSPLY International, Inc.	28,850	1,558
*Edwards Lifesciences Corp.	22,700	977
*Gen-Probe, Inc.	19,000	688
*Health Net, Inc.	42,300	1,614
*Henry Schein, Inc.	33,000	1,370
Hillenbrand Industries, Inc.	22,400	1,132
*INAMED Corp.	13,600	911
*Invitrogen Corp.	19,600	1,632
*IVAX Corp.	88,231	1,897
*LifePoint Hospitals, Inc.	18,800	950
*Lincare Holdings, Inc.	38,200	1,560
*Martek Biosciences Corp.	11,800	448
*Millennium Pharmaceuticals, Inc.	116,700	1,082
Omnicare, Inc.	39,600	1,680
*PacifiCare Health Systems, Inc.	33,000	2,358

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Par Pharmaceutical Companies, Inc.	12,900	410
*Patterson Companies, Inc.	52,300	2,359
Perrigo Co.	33,800	471
*Protein Design Labs, Inc.	40,100	810
*Renal Care Group, Inc.	25,850	1,192
*Sepracor, Inc.	40,000	2,401
STERIS Corp.	26,400	680
*Techne Corp.	14,600	670
*Triad Hospitals, Inc.	29,939	1,636
Universal Health Services, Inc. — Class B	22,200	1,380
Valeant Pharmaceuticals International	34,800	614
*Varian, Inc.	13,400	506
*Varian Medical Systems, Inc.	50,800	1,896
*VCA Antech, Inc.	29,000	703
*Vertex Pharmaceuticals, Inc.	35,000	589

Total		48,955

Industrials (10.3%)
Adesa, Inc.	34,900	760
*AGCO Corp.	34,400	658
*AirTran Holdings, Inc.	32,600	301
*Alaska Air Group, Inc.	9,800	292
Alexander & Baldwin, Inc.	16,500	765
*Alliant Techsystems, Inc.	14,400	1,017
AMETEK, Inc.	26,300	1,101
Banta Corp.	9,500	431
The Brink’s Co.	21,600	778
C.H. Robinson Worldwide, Inc.	32,500	1,892
Carlisle Companies, Inc.	11,800	810
*ChoicePoint, Inc.	33,800	1,354
CNF, Inc.	19,700	885
*Copart, Inc.	30,500	726
Crane Co.	21,100	555
Deluxe Corp.	19,100	775
Donaldson Co., Inc.	29,200	886
*The Dun & Bradstreet Corp.	26,300	1,621
*Dycom Industries, Inc.	18,500	366
Expeditors International of Washington, Inc.	40,600	2,021
Fastenal Co.	26,000	1,593
Federal Signal Corp.	18,300	285
*Flowserve Corp.	21,000	635
GATX Corp.	18,800	649
Graco, Inc.	26,300	896
Granite Construction, Inc.	14,100	396
Harsco Corp.	15,800	862
Herman Miller, Inc.	26,600	820
HNI Corp.	19,700	1,008
Hubbell, Inc. — Class B	23,400	1,032
J.B. Hunt Transport Services, Inc.	52,400	1,011
*Jacobs Engineering Group, Inc.	21,600	1,215
*JetBlue Airways Corp.	37,350	763
Kelly Services, Inc. — Class A	10,400	298
Kennametal, Inc.	14,300	656
*Korn/Ferry International	13,200	234
Manpower, Inc.	34,200	1,360
Nordson Corp.	12,500	429

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Pentair, Inc.	38,500	1,648
Precision Castparts Corp.	25,100	1,954
*Quanta Services, Inc.	37,000	326
Republic Services, Inc.	49,100	1,768
Rollins, Inc.	18,725	375
*Sequa Corp. — Class A	3,200	212
SPX Corp.	28,600	1,315
*Stericycle, Inc.	17,100	860
*Swift Transportation Co., Inc.	23,600	550
Tecumseh Products Co. — Class A	7,000	192
Teleflex, Inc.	14,700	873
*Thomas & Betts Corp.	22,700	641
Trinity Industries, Inc.	16,200	519
*United Rentals, Inc.	27,600	558
Werner Enterprises, Inc.	24,150	474
*Yellow Roadway Corp.	21,900	1,113
York International Corp.	15,800	600

Total		46,114

Information Technology (12.7%)
*3Com Corp.	144,800	527
*Activision, Inc.	72,200	1,193
Acxiom Corp.	32,600	681
ADTRAN, Inc.	26,100	647
*Advent Software, Inc.	10,200	207
*Alliance Data Systems Corp.	25,200	1,022
Amphenol Corp. — Class A	33,700	1,354
*Anteon International Corp.	12,200	557
*Arrow Electronics, Inc.	44,100	1,198
*Atmel Corp.	170,800	405
*Avnet, Inc.	45,900	1,034
*Avocent Corp.	19,000	497
*The BISYS Group, Inc.	46,000	687
*Cabot Microelectronics Corp.	9,392	272
*Cadence Design Systems, Inc.	102,900	1,406
CDW Corp.	28,100	1,604
*Ceridian Corp.	56,800	1,106
Certegy, Inc.	23,700	906
*CheckFree Corp.	31,900	1,087
*Cognizant Technology Solutions Corp. — Class A	50,600	2,384
*CommScope, Inc.	19,500	339
*Credence Systems Corp.	34,800	315
*Cree, Inc.	29,100	741
*CSG Systems International, Inc.	19,400	368
*Cypress Semiconductor Corp.	48,900	616
Diebold, Inc.	27,300	1,232
*DST Systems, Inc.	28,800	1,348
*F5 Networks, Inc.	14,000	661
Fair Isaac Corp.	25,600	934
*Fairchild Semiconductor International, Inc.	45,600	673
*Gartner, Inc.	32,500	345
Harris Corp.	50,700	1,582
Imation Corp.	12,900	500
*Integrated Circuit Systems, Inc.	26,700	551
*Integrated Device Technology, Inc.	40,000	430

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*International Rectifier Corp.	25,800	1,231
Intersil Corp. — Class A	57,300	1,076
Jack Henry & Associates, Inc.	30,900	566
*Keane, Inc.	21,200	290
*KEMET Corp.	32,900	207
*Lam Research Corp.	53,200	1,540
*Lattice Semiconductor Corp.	43,200	192
*LTX Corp.	22,600	112
*Macromedia, Inc.	28,000	1,070
*Macrovision Corp.	18,900	426
*McAfee, Inc.	61,000	1,597
*McDATA Corp. — Class A	59,900	240
*Mentor Graphics Corp.	29,000	297
*Micrel, Inc.	30,200	348
Microchip Technology, Inc.	78,912	2,337
*MPS Group, Inc.	39,000	367
National Instruments Corp.	25,350	537
*Newport Corp.	16,300	226
Plantronics, Inc.	18,700	680
*Plexus Corp.	16,500	235
*Polycom, Inc.	37,300	556
*Powerwave Technologies, Inc.	37,900	387
The Reynolds and Reynolds Co. — Class A	22,100	597
*RF Micro Devices, Inc.	71,400	388
*RSA Security, Inc.	26,500	304
*SanDisk Corp.	68,800	1,633
*Semtech Corp.	28,200	470
*Silicon Laboratories, Inc.	17,200	451
*Storage Technology Corp.	40,600	1,473
*Sybase, Inc.	33,900	622
*Synopsys, Inc.	55,200	920
*Tech Data Corp.	22,200	813
*The Titan Corp.	32,200	732
*Transaction Systems Architects, Inc. — Class A	13,600	335
*TriQuint Semiconductor, Inc.	51,911	173
*UTStarcom, Inc.	39,600	297
*Vishay Intertechnology, Inc.	70,087	832
*Western Digital Corp.	81,000	1,087
*Wind River Systems, Inc.	29,700	466
*Zebra Technologies Corp. — Class A	27,400	1,200

Total		56,719

Materials (3.8%)
Airgas, Inc.	26,700	659
Albemarle Corp.	17,500	638
Bowater, Inc.	21,200	686
Cabot Corp.	23,900	789
Crompton Corp.	43,663	618
Cytec Industries, Inc.	16,400	653
Ferro Corp.	15,900	316
*FMC Corp.	14,000	786
Longview Fibre Co.	19,400	399
The Lubrizol Corp.	25,600	1,075

Common Stocks (91.4%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Lyondell Chemical Co.	82,800	2,189
Martin Marietta Materials, Inc.	18,000	1,244
Minerals Technologies, Inc.	7,800	480
Olin Corp.	27,000	492
P.H. Glatfelter Co.	13,800	171
Packaging Corp. of America	32,300	680
Potlatch Corp.	11,000	576
RPM International, Inc.	44,600	814
*The Scotts Miracle-Gro Co. — Class A	10,500	748
Sensient Technologies Corp.	17,900	369
Sonoco Products Co.	37,700	999
Steel Dynamics, Inc.	15,700	412
The Valspar Corp.	19,600	946
Worthington Industries, Inc.	30,400	480

Total		17,219

Telecommunication Services (0.5%)
*Cincinnati Bell, Inc.	93,300	401
Telephone and Data Systems, Inc.	41,600	1,698

Total		2,099

Utilities (6.9%)
AGL Resources, Inc.	29,300	1,132
Alliant Energy Corp.	44,200	1,244
Aqua America, Inc.	35,450	1,054
*Aquila, Inc.	92,000	332
Black Hills Corp.	12,400	457
DPL, Inc.	48,100	1,320
Duquesne Light Holdings, Inc.	29,300	547
Energy East Corp.	55,900	1,620
Equitable Resources, Inc.	23,200	1,578
Great Plains Energy, Inc.	28,300	902
Hawaiian Electric Industries, Inc.	30,700	823
IDACORP, Inc.	16,100	493
MDU Resources Group, Inc.	45,000	1,268
National Fuel Gas Co.	29,800	862
Northeast Utilities	48,900	1,020
NSTAR	40,500	1,249
OGE Energy Corp.	34,200	990
ONEOK, Inc.	39,700	1,296
Pepco Holdings, Inc.	71,500	1,712
PNM Resources, Inc.	26,050	751
Puget Energy, Inc.	38,000	888
Questar Corp.	32,200	2,122
SCANA Corp.	43,000	1,837
*Sierra Pacific Resouces	44,681	556
Vectren Corp.	29,000	833
Westar Energy, Inc.	32,700	786
WGL Holdings, Inc.	18,500	622
Wisconsin Energy Corp.	44,500	1,736
WPS Resources Corp.	14,300	804

Total		30,834

Total Common Stocks (Cost: $324,862)		408,761

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Money Market Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

Autos (1.3%)
(b)Daimler Chrysler Auto, 3.27%, 7/20/05	6,000,000	5,990

Total		5,990

Federal Government & Agencies (0.5%)
(b)Freddie Discount, 3.29%, 9/20/05	2,300,000	2,283

Total		2,283

Finance Lessors (2.8%)
(b)Ranger Funding Co. LLC, 3.28%, 7/25/05	6,000,000	5,987
(b)Thunder Bay Funding, Inc., 3.09%, 7/7/05	6,000,000	5,996

Total		11,983

National Commercial Banks (0.1%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	400,000	400

Total		400

Phone Communications Except Radiophone (1.3%)
(b)Verizon Global Funding, 3.27%, 7/22/05	6,000,000	5,989

Total		5,989

Short Term Business Credit (1.3%)
(b)Sheffield Receivables, 3.11%, 7/11/05	6,000,000	5,994

Total		5,994

Utilities (1.3%)
(b)National Rural Utility, 3.27%, 7/27/05	6,000,000	5,986

Total		5,986

Total Money Market Investments (Cost: $38,626)		38,625

Total Investments (100.0%) (Cost $363,488)(a)		447,386

Other Assets, Less Liabilities (0.0%)		36

Total Net Assets (100.0%)		447,422

*	Non-Income Producing

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $363,488 and the net unrealized appreciation of investments based on that cost was $83,898 which is comprised of $112,623 aggregate gross unrealized appreciation and $28,725 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P MidCap 400 Index Futures (Long)	111	9/05	$99
(Total Notional Value at June 30, 2005, $38,104)

The Accompanying Notes are an Integral Part of the Financial Statements

Index 400 Stock Portfolio

Janus Capital Appreciation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,051.70	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.09

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Janus Capital Appreciation Portfolio

Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.7%)
*Advance Auto Parts, Inc.	51,650	3,334
*eBay, Inc.	90,705	2,994
J. C. Penney Co., Inc.	32,820	1,726
*Kohl’s Corp.	22,750	1,272
Lowe’s Companies, Inc.	24,950	1,453
NIKE, Inc. — Class B	48,870	4,232
Staples, Inc.	33,355	711

Total		15,722

Consumer Staples (7.0%)
*Energizer Holdings, Inc.	47,085	2,927
The Procter & Gamble Co.	62,080	3,275

Total		6,202

Energy (6.4%)
BJ Services Co.	26,390	1,385
Murphy Oil Corp.	39,785	2,078
Suncor Energy, Inc.	47,205	2,234

Total		5,697

Financials (20.5%)
The Allstate Corp.	64,670	3,864
American Express Co.	39,745	2,116
Bank of America Corp.	94,485	4,309
*Berkshire Hathaway, Inc. — Class B	438	1,219
Goldman Sachs Group, Inc.	16,155	1,648
SLM Corp.	18,380	934
Wells Fargo & Co.	66,990	4,125

Total		18,215

Health Care (22.2%)
*Aetna, Inc.	60,725	5,029
*Genentech, Inc.	77,030	6,184
*Invitrogen Corp.	18,640	1,553
UnitedHealth Group, Inc.	133,980	6,986

Total		19,752

Industrials (5.0%)
Lockheed Martin Corp.	68,520	4,445

Total		4,445

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology (13.7%)
*Apple Computer, Inc.	113,485	4,177
*Electronic Arts, Inc.	76,405	4,326
Texas Instruments, Inc.	40,655	1,141
*Yahoo!, Inc.	73,025	2,530

Total		12,174

Utilities (1.2%)
*The AES Corp.	65,525	1,073

Total		1,073

Total Common Stocks (Cost: $66,783)		83,280

Money Market Investments (6.2%)

Federal Government & Agencies (6.2%)
Federal Home Loan Bank Discount Corp., 3.02%, 7/6/05	2,000,000	1,999
Federal Home Loan Bank Discount Corp., 3.17%, 7/20/05	2,000,000	1,997
Federal National Mortgage Association, 3.17%, 7/20/05	1,500,000	1,497

Total Money Market Investments (Cost: $5,493)		5,493

Total Investments (99.9%) (Cost $72,276)(a)		88,773

Other Assets, Less Liabilities (0.1%)		56

Total Net Assets (100.0%)		88,829

*	Non-Income Producing

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $72,276 and the net unrealized appreciation of investments based on that cost was $16,497 which is comprised of $16,891 aggregate gross unrealized appreciation and $394 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Janus Capital Appreciation Portfolio

Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,007.80	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.14

*	Expenses are equal to the Fund’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.2%)
*Bed Bath & Beyond, Inc.	82,500	3,447
Best Buy Co., Inc.	68,500	4,696
Carnival Corp.	126,000	6,873
*Comcast Corp. — Class A	121,084	3,717
*eBay, Inc.	82,200	2,713
Fortune Brands, Inc.	139,200	12,361
Harley-Davidson, Inc.	65,000	3,224
J. C. Penney Co., Inc.	175,300	9,217
*Kohl’s Corp.	92,300	5,160
Lowe’s Companies, Inc.	109,800	6,393
McDonald’s Corp.	179,800	4,989
The McGraw-Hill Companies, Inc.	169,800	7,514
News Corp. — Class A	353,600	5,721
NIKE, Inc. — Class B	74,200	6,426
Omnicom Group, Inc.	44,000	3,514
Staples, Inc.	296,850	6,329
Starwood Hotels & Resorts Worldwide, Inc.	57,300	3,356
Target Corp.	245,600	13,364
*Time Warner, Inc.	301,500	5,038
Viacom, Inc. — Class B	70,300	2,251

Total		116,303

Consumer Staples (7.3%)
Altria Group, Inc.	141,100	9,124
Avon Products, Inc.	140,400	5,314
PepsiCo, Inc.	185,900	10,025
The Procter & Gamble Co.	149,000	7,860
Wal-Mart Stores, Inc.	224,700	10,830
Walgreen Co.	131,000	6,025

Total		49,178

Energy (6.8%)
ConocoPhillips	130,416	7,498
EOG Resources, Inc.	174,200	9,895
Exxon Mobil Corp.	222,934	12,811
Halliburton Co.	162,900	7,790
Noble Corp.	123,800	7,615

Total		45,609

Financials (13.7%)
American Express Co.	132,700	7,064
American International Group, Inc.	145,600	8,459
Capital One Financial Corp.	62,700	5,017
Citigroup, Inc.	207,100	9,574
Genworth Financial, Inc.	168,500	5,094
Goldman Sachs Group, Inc.	52,300	5,336
Legg Mason, Inc.	50,600	5,268
Lehman Brothers Holdings, Inc.	60,800	6,036
Principal Financial Group, Inc.	159,900	6,700
Prudential Financial, Inc.	157,900	10,368
U.S. Bancorp	235,100	6,865
Wachovia Corp.	106,800	5,297
Wells Fargo & Co.	173,800	10,702

Total		91,780

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Health Care (17.1%)
Abbott Laboratories	199,400	9,773
*Aetna, Inc.	40,700	3,371
*Amgen, Inc.	188,100	11,372
*Caremark Rx, Inc.	159,100	7,083
Eli Lilly and Co.	100,900	5,621
*Fisher Scientific International, Inc.	105,100	6,821
*Genentech, Inc.	90,500	7,265
*Gilead Sciences, Inc.	155,300	6,832
Johnson & Johnson	182,400	11,855
Medtronic, Inc.	154,500	8,002
Novartis AG, ADR	64,100	3,041
Pfizer, Inc.	350,150	9,657
*St. Jude Medical, Inc.	180,300	7,863
Teva Pharmaceutical Industries, Ltd., ADR	206,800	6,440
UnitedHealth Group, Inc.	76,200	3,973
*Zimmer Holdings, Inc.	77,100	5,873

Total		114,842

Industrials (9.3%)
3M Co.	37,200	2,690
American Standard Companies, Inc.	378,300	15,858
Caterpillar, Inc.	42,100	4,013
FedEx Corp.	127,800	10,353
General Electric Co.	640,400	22,190
Tyco International, Ltd.	242,200	7,072

Total		62,176

Information Technology (22.6%)
*Accenture Ltd. — Class A	238,900	5,416
*Advanced Micro Devices, Inc.	183,600	3,184
*Affiliated Computer Services, Inc. — Class A	116,500	5,953
*Amdocs, Ltd.	138,100	3,650
*ASML Holding N.V.	302,000	4,729
*Broadcom Corp. — Class A	146,700	5,209
*Cisco Systems, Inc.	583,700	11,155
*Dell, Inc.	278,600	11,007
*Electronic Arts, Inc.	25,300	1,432
First Data Corp.	151,300	6,073
*Fiserv, Inc.	71,962	3,091
*Google, Inc. — Class A	15,242	4,483
Intel Corp.	375,200	9,778
International Business Machines Corp.	97,800	7,257
*Lexmark International, Inc. — Class A	70,700	4,583
Microsoft Corp.	782,200	19,430
National Semiconductor Corp.	307,900	6,783
*Oracle Corp.	388,000	5,122
QUALCOMM, Inc.	90,500	2,987
*Seagate Technology, ADR	317,000	5,563
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	481,672	4,393
Telefonaktiebolaget LM Ericsson, ADR	153,200	4,895
Texas Instruments, Inc.	204,000	5,726

Growth Stock Portfolio

Growth Stock Portfolio

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*VeriSign, Inc.	190,700	5,485
*Yahoo!, Inc.	140,710	4,876

Total		152,260

Materials (1.7%)
Alcoa, Inc.	118,200	3,089
Praxair, Inc.	171,600	7,996

Total		11,085

Telecommunication Services (0.9%)
Vodafone Group PLC, ADR	235,700	5,732

Total		5,732

Total Common Stocks (Cost: $563,847)		648,965

Money Market Investments (3.5%)

Federal Government & Agencies (0.6%)
Freddie Discount, 3.29%, 9/20/05	4,000,000	3,970

Total		3,970

National Commercial Banks (1.4%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	9,300,000	9,300

Total		9,300

Security Brokers and Dealers (1.5%)
(b)Morgan Stanley Dean Witter, 3.28%, 7/26/05	10,000,000	9,977

Total		9,977

Total Money Market Investments (Cost: $23,247)		23,247

Total Investments (100.1%) (Cost $587,094)(a)		672,212

Other Assets, Less Liabilities (-0.1%)		(908)

Total Net Assets (100.0%)		671,304

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $587,094 and the net unrealized appreciation of investments based on that cost was $85,118 which is comprised of $112,876 aggregate gross unrealized appreciation and $27,758 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	30	9/05	$(83)
(Total Notional Value at June 30, 2005, $9,049 )

The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio

Large Cap Core Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,016.20	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Growth Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.6%)
Best Buy Co., Inc.	43,100	2,955
Carnival Corp.	84,700	4,620
*Comcast Corp. — Class A	78,014	2,395
Fortune Brands, Inc.	60,000	5,328
J. C. Penney Co., Inc.	117,100	6,158
Lowe’s Companies, Inc.	39,200	2,282
McDonald’s Corp.	110,600	3,069
News Corp. — Class A	240,900	3,898
NIKE, Inc. — Class B	57,700	4,997
Omnicom Group, Inc.	48,400	3,865
Staples, Inc.	199,800	4,260
Starwood Hotels & Resorts Worldwide, Inc.	41,000	2,401
Target Corp.	100,500	5,468
*Time Warner, Inc.	178,000	2,974

Total		54,670

Consumer Staples (8.0%)
Altria Group, Inc.	140,600	9,091
Avon Products, Inc.	98,900	3,743
The Gillette Co.	57,500	2,911
PepsiCo, Inc.	128,000	6,903
The Procter & Gamble Co.	95,100	5,017
Wal-Mart Stores, Inc.	123,000	5,929
Walgreen Co.	87,000	4,001

Total		37,595

Energy (10.6%)
BP PLC, ADR	40,800	2,545
ConocoPhillips	152,288	8,755
Devon Energy Corp.	56,200	2,848
EOG Resources, Inc.	128,400	7,293
Exxon Mobil Corp.	225,400	12,954
Halliburton Co.	120,900	5,781
Noble Corp.	47,500	2,922
Schlumberger, Ltd.	44,100	3,349
Valero Energy Corp.	45,200	3,576

Total		50,023

Financials (16.2%)
American Express Co.	60,200	3,204
American International Group, Inc.	105,200	6,112
Bank of America Corp.	148,900	6,791
Capital One Financial Corp.	44,600	3,568
The Chubb Corp.	29,200	2,500
CIT Group, Inc.	56,200	2,415
Citigroup, Inc.	116,000	5,363
Freddie Mac	32,000	2,087
Genworth Financial, Inc.	120,000	3,628
Goldman Sachs Group, Inc.	40,000	4,081
JPMorgan Chase & Co.	115,896	4,093
Legg Mason, Inc.	36,100	3,758
Lehman Brothers Holdings, Inc.	46,100	4,577

Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Prudential Financial, Inc.	110,000	7,223
U.S. Bancorp	197,300	5,761
Wachovia Corp.	68,900	3,417
Wells Fargo & Co.	129,600	7,982

Total		76,560

Health Care (12.3%)
Abbott Laboratories	103,800	5,087
*Amgen, Inc.	76,200	4,607
*Caremark Rx, Inc.	107,300	4,777
Eli Lilly and Co.	79,400	4,423
*Fisher Scientific International, Inc.	74,500	4,835
*Genentech, Inc.	46,600	3,741
Johnson & Johnson	142,900	9,290
Medtronic, Inc.	88,500	4,583
Pfizer, Inc.	166,812	4,601
*St. Jude Medical, Inc.	102,800	4,483
Teva Pharmaceutical Industries, Ltd., ADR	88,900	2,768
UnitedHealth Group, Inc.	52,800	2,753
*Zimmer Holdings, Inc.	28,000	2,133

Total		58,081

Industrials (10.5%)
3M Co.	51,700	3,738
American Standard Companies, Inc.	105,300	4,414
Canadian National Railway Co.	70,600	4,070
FedEx Corp.	50,600	4,099
General Electric Co.	480,100	16,635
Honeywell International, Inc.	89,790	3,289
Tyco International, Ltd.	137,500	4,015
United Technologies Corp.	110,000	5,649
Waste Management, Inc.	121,000	3,429

Total		49,338

Information Technology (16.5%)
*Accenture Ltd. — Class A	122,400	2,775
*Advanced Micro Devices, Inc.	132,500	2,298
*Amdocs, Ltd.	98,300	2,598
*ASML Holding N.V.	133,700	2,094
*Broadcom Corp. — Class A	99,200	3,523
*Cisco Systems, Inc.	348,500	6,659
*Dell, Inc.	151,000	5,966
*Electronic Arts, Inc.	18,100	1,025
First Data Corp.	96,400	3,869
*Google, Inc. — Class A	9,000	2,647
Intel Corp.	254,600	6,635
International Business Machines Corp.	70,600	5,239
*Lexmark International, Inc. — Class A	37,800	2,451
Microsoft Corp.	419,100	10,409
National Semiconductor Corp.	183,100	4,034
*Oracle Corp.	270,300	3,568
*Seagate Technology, ADR	226,000	3,966

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Texas Instruments, Inc.	90,100	2,529
*VeriSign, Inc.	135,200	3,888
*Yahoo!, Inc.	56,700	1,965

Total		78,138

Materials (4.3%)
Alcoa, Inc.	77,300	2,020
The Dow Chemical Co.	80,200	3,571
Monsanto Co.	84,600	5,318
Praxair, Inc.	86,300	4,022
Temple-Inland, Inc.	93,800	3,485
Weyerhaeuser Co.	31,800	2,024

Total		20,440

Other Holdings (0.5%)
iShares DJ Select Dividend Index Fund	36,200	2,235

Total		2,235

Telecommunication Services (3.8%)
*Nextel Communications, Inc. — Class A	131,500	4,249
SBC Communications, Inc.	114,000	2,708
Sprint Corp.	195,500	4,905
Verizon Communications, Inc.	108,348	3,743
Vodafone Group PLC, ADR	93,500	2,274

Total		17,879

Utilities (3.3%)
DTE Energy Co.	50,100	2,343
Duke Energy Corp.	118,800	3,532
Edison International	70,501	2,859
PG&E Corp.	178,600	6,705

Total		15,439

Total Common Stocks (Cost: $389,735)		460,398

Money Market Investments (2.5%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.1%)
Freddie Discount, 3.29%, 9/20/05	500,000	496

Total		496

National Commercial Banks (0.3%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	1,200,000	1,200

Total		1,200

Security Brokers and Dealers (2.1%)
Morgan Stanley Dean Witter, 3.28%, 7/26/05	10,000,000	9,977

Total		9,977

Total Money Market Investments (Cost: $11,674)		11,673

Total Investments (100.1%) (Cost $401,409)(a)		472,071

Other Assets, Less Liabilities (-0.1%)		(632)

Total Net Assets (100.0%)		471,439

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $401,409 and the net unrealized appreciation of investments based on that cost was $70,662 which is comprised of $93,549 aggregate gross unrealized appreciation and $22,887 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Large Cap Core Stock Portfolio

Capital Guardian Domestic Equity Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,010.00	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (3.9%)
*AutoNation, Inc.	60,100	1,233
Clear Channel Communications, Inc.	69,000	2,135
*Dollar Tree Stores, Inc.	29,000	696
Leggett & Platt, Inc.	72,700	1,932
Mattel, Inc.	54,200	992
McDonald’s Corp.	22,000	611
OfficeMax, Inc.	2,600	77
Starwood Hotels & Resorts Worldwide, Inc.	13,900	814
*Time Warner, Inc.	83,200	1,390

Total		9,880

Consumer Staples (10.8%)
Altria Group, Inc.	107,000	6,919
Anheuser-Busch Companies, Inc.	64,200	2,937
Campbell Soup Co.	126,300	3,886
Colgate-Palmolive Co.	23,700	1,183
General Mills, Inc.	31,500	1,474
Kimberly-Clark Corp.	32,600	2,040
Kraft Foods, Inc. — Class A	188,600	5,999
Unilever NV	45,900	2,976

Total		27,414

Energy (10.3%)
Anadarko Petroleum Corp.	16,700	1,372
Chevron Corp.	12,500	699
Exxon Mobil Corp.	45,500	2,615
Kinder Morgan, Inc.	49,300	4,102
Pioneer Natural Resources Co.	24,800	1,044
Royal Dutch Petroleum Co.	70,000	4,543
Shell Transport & Trading Co., ADR	82,400	4,783
*Transocean, Inc.	58,200	3,141
Unocal Corp.	32,000	2,082
*Weatherford International, Ltd.	30,400	1,763

Total		26,144

Financials (22.3%)
American International Group, Inc.	37,200	2,161
*AmeriCredit Corp.	82,100	2,094
Assurant, Inc.	12,600	455
The Chubb Corp.	18,500	1,584
Everest Re Group, Ltd.	14,000	1,302
Fannie Mae	23,100	1,349
General Growth Properties, Inc.	160,420	6,592
Goldman Sachs Group, Inc.	11,100	1,132
The Hartford Financial Services Group, Inc.	61,100	4,569
Hudson City Bancorp, Inc.	128,000	1,460
IndyMac Bancorp, Inc.	35,800	1,458
JPMorgan Chase & Co.	242,488	8,565
Marsh & McLennan Companies, Inc.	62,100	1,720
The PMI Group, Inc.	41,000	1,598
SLM Corp.	114,100	5,796
The St. Paul Travelers Companies, Inc.	22,923	906

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Washington Mutual, Inc.	183,000	7,446
Wells Fargo & Co.	103,600	6,380
XL Capital, Ltd. — Class A	5,000	372

Total		56,939

Health Care (10.0%)
AmerisourceBergen Corp.	41,600	2,877
AstraZeneca PLC, ADR	54,400	2,245
Eli Lilly and Co.	17,400	969
McKesson Corp.	56,400	2,526
*Medco Health Solutions, Inc.	81,800	4,365
Merck & Co., Inc.	137,100	4,223
Pfizer, Inc.	45,100	1,244
*WellPoint, Inc.	99,400	6,921

Total		25,370

Industrials (13.4%)
*Allied Waste Industries, Inc.	205,700	1,631
The Boeing Co.	30,000	1,980
Cooper Industries, Ltd. — Class A	71,200	4,550
Emerson Electric Co.	23,300	1,459
General Electric Co.	190,800	6,612
Hubbell, Inc. — Class B	25,800	1,138
Ingersoll-Rand Co., Ltd. — Class A	16,600	1,184
*Navistar International Corp.	12,100	387
Siemens AG, ADR	18,400	1,337
Tyco International, Ltd.	131,900	3,851
Union Pacific Corp.	57,300	3,713
United Technologies Corp.	122,600	6,296

Total		34,138

Information Technology (9.4%)
*Advanced Micro Devices, Inc.	63,500	1,101
*Affiliated Computer Services, Inc. — Class A	26,600	1,359
*Arrow Electronics, Inc.	9,100	247
*Avnet, Inc.	111,700	2,517
*Cadence Design Systems, Inc.	51,800	708
*Fairchild Semiconductor International, Inc.	222,200	3,277
*Flextronics International, Ltd.	351,000	4,637
*Freescale Semiconductor Inc. — Class A	157,800	3,315
Hewlett-Packard Co.	178,400	4,194
*Polycom, Inc.	98,300	1,466
*Teradyne, Inc.	82,700	990

Total		23,811

Materials (5.8%)
Air Products and Chemicals, Inc.	67,700	4,082
Alcoa, Inc.	32,600	852
The Dow Chemical Co.	91,700	4,084
E. I. du Pont de Nemours and Co.	39,900	1,716
International Paper Co.	105,600	3,190
Methanex Corp.	50,900	838

Total		14,762

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (5.8%)
BellSouth Corp.	59,500	1,581
SBC Communications, Inc.	146,100	3,470
Sprint Corp.	199,100	4,995
Vrizon Communications, Inc.	136,400	4,713

Total		14,759

Utilities (3.8%)
Duke Energy Corp.	104,500	3,106
Edison International	50,300	2,040
Equitable Resources, Inc.	28,200	1,918
MDU Resources Group, Inc.	38,800	1,093
Pinnacle West Capital Corp.	31,600	1,405

Total		9,562

Total Common Stocks (Cost: $214,477)		242,779

Money Market Investments (4.6%)

Federal Government & Agencies (4.6%)
Federal Home Loan Bank Discount Corp., 3.17%, 7/20/05	10,000,000	9,983
Federal National Mortgage Association, 3.17%, 7/20/05	1,700,000	1,697

Total Money Market Investments (Cost: $11,680)		11,680

Total Investments (100.1%) (Cost $226,157)(a)		254,459

Other Assets, Less Liabilities (-0.1%)		(362)

Total Net Assets (100.0%)		254,097

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $226,157 and the net unrealized appreciation of investments based on that cost was $28,302 which is comprised of $33,524 aggregate gross unrealized appreciation and $5,222 aggregate gross unrealized depreciation.

Capital Guardian Domestic Equity Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements

T. Rowe Price Equity Income Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$996.70	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.9%)
*Comcast Corp. — Class A	44,300	1,360
Dow Jones & Co., Inc.	24,500	869
Eastman Kodak Co.	31,000	832
Echostar Communications Corp.	9,400	283
Fortune Brands, Inc.	9,800	870
General Motors Corp.	8,100	275
Genuine Parts Co.	18,400	756
Hilton Hotels Corp.	11,400	272
The Home Depot, Inc.	18,000	700
Knight-Ridder, Inc.	8,700	534
Mattel, Inc.	56,800	1,039
May Department Stores Co.	17,000	683
McDonald’s Corp.	22,700	630
The New York Times Co. — Class A	42,600	1,327
Newell Rubbermaid, Inc.	47,300	1,128
RadioShack Corp.	19,100	443
Sony Corp.	15,600	537
*Time Warner, Inc.	86,100	1,439
Tribune Co.	28,600	1,006
Viacom, Inc. — Class B	46,800	1,498
The Walt Disney Co.	40,100	1,010
Whirlpool Corp.	6,000	421

Total		17,912

Consumer Staples (8.7%)
Altria Group, Inc.	5,800	375
Anheuser-Busch Companies, Inc.	29,900	1,368
Campbell Soup Co.	28,900	889
The Clorox Co.	1,600	89
The Coca-Cola Co.	35,600	1,485
Colgate-Palmolive Co.	27,700	1,383
ConAgra Foods, Inc.	16,700	387
General Mills, Inc.	17,800	833
Kimberly-Clark Corp.	12,300	770
Unilever NV	8,400	545
UST, Inc.	13,800	630
Wal-Mart Stores, Inc.	22,800	1,099

Total		9,853

Energy (8.7%)
Amerada Hess Corp.	13,200	1,406
Anadarko Petroleum Corp.	10,100	830
BP PLC, ADR	18,000	1,123
Chevron Corp.	36,600	2,047
Exxon Mobil Corp.	36,600	2,102
Royal Dutch Petroleum Co.	26,300	1,707
Schlumberger, Ltd.	7,500	570

Total		9,785

Financials (18.2%)
American Express Co.	11,700	623
American International Group, Inc.	14,300	831
Bank of America Corp.	31,600	1,441
Bank of Ireland, ADR	8,000	523

Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Charles Schwab Corp.	90,300	1,019
The Chubb Corp.	9,000	770
Citigroup, Inc.	12,800	592
Fannie Mae	11,400	666
Janus Capital Group, Inc.	14,500	218
JPMorgan Chase & Co.	63,188	2,231
Lincoln National Corp.	19,176	900
Marsh & McLennan Companies, Inc.	58,700	1,626
Mellon Financial Corp.	36,700	1,053
Mercantile Bankshares Corp.	7,800	402
Morgan Stanley	29,400	1,543
National City Corp.	11,400	389
Northern Trust Corp.	7,600	346
SAFECO Corp.	12,900	701
Simon Property Group, Inc.	7,200	522
The St. Paul Travelers Companies, Inc.	22,827	902
State Street Corp.	21,600	1,042
SunTrust Banks, Inc.	12,800	925
UnumProvident Corp.	39,400	722
Wells Fargo & Co.	7,800	480
Wilmington Trust Corp.	4,900	176

Total		20,643

Health Care (8.4%)
Abbott Laboratories	18,000	882
Baxter International, Inc.	25,500	946
*Boston Scientific Corp.	20,800	562
Bristol-Myers Squibb Co.	51,000	1,274
Johnson & Johnson	22,000	1,430
*MedImmune, Inc.	26,600	711
Merck & Co., Inc.	51,200	1,576
Pfizer, Inc.	3,000	83
Schering-Plough Corp.	36,900	703
Wyeth	28,600	1,273

Total		9,440

Industrials (11.8%)
Avery Dennison Corp.	11,000	583
Cendant Corp.	22,000	492
Cooper Industries, Ltd. — Class A	13,300	850
Eaton Corp.	7,200	431
Emerson Electric Co.	6,800	426
General Electric Co.	57,600	1,995
Honeywell International, Inc.	42,400	1,552
Lockheed Martin Corp.	17,400	1,129
Norfolk Southern Corp.	19,800	613
Pall Corp.	26,900	817
Raytheon Co.	25,100	982
Rockwell Automation, Inc.	7,200	351
Rockwell Collins, Inc.	14,300	682
Union Pacific Corp.	22,400	1,452
Waste Management, Inc.	31,600	896

Total		13,251

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology (7.6%)
*Agilent Technologies, Inc.	11,000	253
Analog Devices, Inc.	22,500	839
*Cisco Systems, Inc.	22,400	428
Hewlett-Packard Co.	62,700	1,473
Intel Corp.	23,200	605
International Business Machines Corp.	14,500	1,076
*Lucent Technologies, Inc.	62,400	182
Microsoft Corp.	46,600	1,158
Motorola, Inc.	45,100	824
Nokia Corp., ADR	44,800	745
Texas Instruments, Inc.	36,500	1,025

Total		8,608

Materials (4.6%)
Alcoa, Inc.	30,900	808
The Dow Chemical Co.	1,400	62
E. I. du Pont de Nemours and Co.	17,300	744
Great Lakes Chemical Corp.	11,200	352
*Hercules, Inc.	24,300	344
International Flavors & Fragrances, Inc.	15,300	554
International Paper Co.	39,900	1,206
MeadWestvaco Corp.	17,200	482
Vulcan Materials Co.	10,000	650

Total		5,202

Telecommunication Services (5.7%)
ALLTEL Corp.	20,100	1,252
AT&T Corp.	38,000	724
*Qwest Communications International, Inc.	182,900	679
SBC Communications, Inc.	41,000	974
Sprint Corp.	52,900	1,326
Telus Corp.	12,900	439
Verizon Communications, Inc.	29,900	1,033

Total		6,427

Utilities (5.2%)
Constellation Energy Group	13,800	796
Duke Energy Corp.	41,700	1,240
FirstEnergy Corp.	13,700	659
NiSource, Inc.	52,000	1,286
Progress Energy, Inc.	19,700	891
TECO Energy, Inc.	13,200	250
Xcel Energy, Inc.	36,700	716

Total		5,838

Total Common Stocks (Cost: $96,958)		106,959

Convertible Corporate Debt (0.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology (0.2%)
Lucent Technologies, 8.00%, 8/1/31	165,000	170

Total Convertible Corporate Debt (Cost: $158)		170

Preferred Stocks (0.2%)

Financials (0.2%)
Unumprovident Corp.	5,900	174

Total Preferred Stocks (Cost: $148)		174

Money Market Investments (5.1%)

Other Holdings (5.1%)
Reserve Investment Fund	5,727,969	5,728

Total Money Market Investments (Cost: $5,728)		5,728

Total Investments (100.3%) (Cost $102,992)(a)		113,031

Other Assets, Less Liabilities (-0.3%)		(330)

Total Net Assets (100.0%)		112,701

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $102,992 and the net unrealized appreciation of investments based on that cost was $10,039 which is comprised of $13,091 aggregate gross unrealized appreciation and $3,052 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

T. Rowe Price Equity Income Portfolio

Index 500 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$991.20	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.2%)
*Apollo Group, Inc. — Class A	27,200	2,128
*AutoNation, Inc.	37,100	761
*AutoZone, Inc.	10,925	1,010
*Bed Bath & Beyond, Inc.	49,100	2,051
Best Buy Co., Inc.	49,650	3,404
*Big Lots, Inc.	18,800	249
The Black & Decker Corp.	13,300	1,195
Brunswick Corp.	16,100	697
Carnival Corp.	87,609	4,779
Centex Corp.	21,300	1,505
Circuit City Stores, Inc.	31,800	550
Clear Channel Communications, Inc.	84,750	2,621
*Coach, Inc.	62,700	2,105
*Comcast Corp. — Class A	366,670	11,257
Cooper Tire & Rubber Co.	10,600	197
Dana Corp.	24,950	374
Darden Restaurants, Inc.	24,250	800
Delphi Corp.	93,287	434
Dillard’s, Inc. — Class A	11,864	278
Dollar General Corp.	50,148	1,021
Dow Jones & Co., Inc.	11,820	419
Eastman Kodak Co.	47,783	1,283
*eBay, Inc.	202,000	6,668
Family Dollar Stores, Inc.	27,700	723
Federated Department Stores, Inc.	28,351	2,078
Ford Motor Co.	305,994	3,133
Fortune Brands, Inc.	24,167	2,146
Gannett Co., Inc.	41,250	2,934
The Gap, Inc.	125,975	2,488
General Motors Corp.	94,027	3,197
Genuine Parts Co.	29,000	1,192
*The Goodyear Tire & Rubber Co.	29,300	437
H&R Block, Inc.	27,450	1,602
Harley-Davidson, Inc.	47,300	2,346
Harrah’s Entertainment, Inc.	30,150	2,173
Hasbro, Inc.	27,825	578
Hilton Hotels Corp.	63,450	1,513
The Home Depot, Inc.	356,894	13,882
International Game Technology	57,200	1,610
*The Interpublic Group of Companies, Inc.	70,300	856
J. C. Penney Co., Inc.	43,750	2,300
Johnson Controls, Inc.	31,900	1,797
Jones Apparel Group, Inc.	20,100	624
KB HOME	13,900	1,060
Knight-Ridder, Inc.	12,350	758
*Kohl’s Corp.	54,267	3,034
Leggett & Platt, Inc.	31,533	838
Limited Brands, Inc.	63,187	1,353
Liz Claiborne, Inc.	18,000	716
Lowe’s Companies, Inc.	128,450	7,478
Marriott International, Inc. — Class A	33,000	2,251
Mattel, Inc.	68,488	1,253
May Department Stores Co.	49,750	1,998
Maytag Corp.	13,233	207

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
McDonald’s Corp.	210,778	5,849
The McGraw-Hill Companies, Inc.	62,320	2,758
Meredith Corp.	7,500	368
The New York Times Co. — Class A	24,170	753
Newell Rubbermaid, Inc.	45,792	1,092
News Corp. — Class A	479,600	7,760
NIKE, Inc. — Class B	38,000	3,291
Nordstrom, Inc.	20,467	1,391
*Office Depot, Inc.	52,557	1,200
OfficeMax, Inc.	11,700	348
Omnicom Group, Inc.	30,500	2,436
Pulte Homes, Inc.	19,700	1,660
RadioShack Corp.	25,900	600
Reebok International, Ltd.	9,300	389
*Sears Holdings Corp.	16,980	2,545
The Sherwin-Williams Co.	20,813	980
Snap-on, Inc.	9,617	330
The Stanley Works	12,550	572
Staples, Inc.	122,450	2,611
*Starbucks Corp.	64,850	3,350
Starwood Hotels & Resorts Worldwide, Inc.	35,900	2,103
Target Corp.	146,857	7,990
Tiffany & Co.	23,867	782
*Time Warner, Inc.	779,100	13,019
The TJX Companies, Inc.	78,200	1,904
*Toys “R” Us, Inc.	36,850	976
Tribune Co.	49,536	1,743
*Univision Communications, Inc. — Class A	48,300	1,331
V. F. Corp.	16,657	953
Viacom, Inc. — Class B	268,048	8,583
Visteon Corp.	21,383	129
The Walt Disney Co.	339,457	8,548
Wendy’s International, Inc.	19,150	912
Whirlpool Corp.	11,150	782
Yum! Brands, Inc.	48,180	2,509

Total		206,888

Consumer Staples (9.9%)
Alberto-Culver Co.	14,250	617
Albertson’s, Inc.	61,254	1,267
Altria Group, Inc.	344,322	22,264
Anheuser-Busch Companies, Inc.	129,049	5,904
Archer-Daniels-Midland Co.	103,703	2,217
Avon Products, Inc.	78,500	2,971
Brown-Forman Corp. — Class B	15,018	908
Campbell Soup Co.	54,022	1,662
The Clorox Co.	25,650	1,429
The Coca-Cola Co.	376,275	15,709
Coca-Cola Enterprises, Inc.	58,700	1,292
Colgate-Palmolive Co.	87,022	4,343
ConAgra Foods, Inc.	86,067	1,993
Costco Wholesale Corp.	79,464	3,562

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
CVS Corp.	134,734	3,917
General Mills, Inc.	61,467	2,876
The Gillette Co.	165,835	8,396
H.J. Heinz Co.	58,217	2,062
The Hershey Co.	36,200	2,248
Kellogg Co.	58,157	2,584
Kimberly-Clark Corp.	79,556	4,979
*The Kroger Co.	121,205	2,307
McCormick & Co., Inc.	22,500	735
Molson Coors Brewing Co.	13,100	812
The Pepsi Bottling Group, Inc.	32,600	933
PepsiCo, Inc.	278,430	15,016
The Procter & Gamble Co.	411,410	21,702
Reynolds American, Inc.	19,400	1,529
Safeway, Inc.	74,500	1,683
Sara Lee Corp.	130,935	2,594
SUPERVALU, Inc.	22,650	739
SYSCO Corp.	105,225	3,808
UST, Inc.	27,467	1,254
Wal-Mart Stores, Inc.	556,300	26,815
Walgreen Co.	169,946	7,816
Wm. Wrigley Jr. Co.	32,567	2,242

Total		183,185

Energy (8.7%)
Amerada Hess Corp.	14,300	1,523
Anadarko Petroleum Corp.	39,162	3,217
Apache Corp.	54,546	3,524
Ashland, Inc.	11,100	798
Baker Hughes, Inc.	56,330	2,882
BJ Services Co.	26,900	1,412
Burlington Resources, Inc.	64,066	3,539
Chevron Corp.	348,914	19,511
ConocoPhillips	231,520	13,310
Devon Energy Corp.	78,800	3,994
El Paso Corp.	107,171	1,235
EOG Resources, Inc.	39,820	2,262
Exxon Mobil Corp.	1,058,456	60,829
Halliburton Co.	84,069	4,020
Kerr-McGee Corp.	19,386	1,479
Kinder Morgan, Inc.	18,067	1,503
Marathon Oil Corp.	57,809	3,085
*Nabors Industries, Ltd.	24,750	1,500
*National Oilwell Varco, Inc.	28,600	1,360
Noble Corp.	22,550	1,387
Occidental Petroleum Corp.	66,220	5,094
Rowan Companies, Inc.	18,050	536
Schlumberger, Ltd.	97,967	7,440
Sunoco, Inc.	11,450	1,302
*Transocean, Inc.	54,251	2,928
Unocal Corp.	45,167	2,938
Valero Energy Corp.	42,700	3,378
The Williams Companies, Inc.	94,900	1,803
XTO Energy, Inc.	59,999	2,039

Total		159,828

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Financials (19.9%)
ACE, Ltd.	47,800	2,144
AFLAC, Inc.	83,450	3,612
The Allstate Corp.	111,128	6,640
Ambac Financial Group, Inc.	18,000	1,256
American Express Co.	194,775	10,368
American International Group, Inc.	431,430	25,066
AmSouth Bancorporation	58,655	1,525
Aon Corp.	52,800	1,322
Apartment Investment & Management Co. — Class A	15,800	647
Archstone-Smith Trust	33,100	1,278
Bank of America Corp.	668,672	30,497
The Bank of New York Co., Inc.	129,453	3,726
BB&T Corp.	90,800	3,629
The Bear Stearns Companies, Inc.	18,895	1,964
Capital One Financial Corp.	41,900	3,352
The Charles Schwab Corp.	189,439	2,137
The Chubb Corp.	32,450	2,778
Cincinnati Financial Corp.	27,675	1,095
CIT Group, Inc.	35,000	1,504
Citigroup, Inc.	864,948	39,986
Comerica, Inc.	28,050	1,621
Compass Bancshares, Inc.	20,600	927
Countrywide Financial Corp.	97,700	3,772
*E*TRADE Financial Corp.	61,300	858
Equity Office Properties Trust	67,800	2,244
Equity Residential	47,700	1,756
Fannie Mae	160,948	9,399
Federated Investors, Inc. — Class B	15,800	474
Fifth Third Bancorp	86,734	3,574
First Horizon National Corp.	20,600	869
Franklin Resources, Inc.	32,950	2,536
Freddie Mac	114,786	7,487
Golden West Financial Corp.	47,000	3,026
Goldman Sachs Group, Inc.	73,500	7,498
The Hartford Financial Services Group, Inc.	49,350	3,690
Huntington Bancshares, Inc.	38,642	933
Janus Capital Group, Inc.	37,729	567
Jefferson-Pilot Corp.	22,634	1,141
JPMorgan Chase & Co.	585,097	20,666
KeyCorp	67,775	2,247
Lehman Brothers Holdings, Inc.	46,022	4,569
Lincoln National Corp.	28,840	1,353
Loews Corp.	26,567	2,059
M&T Bank Corp.	16,300	1,714
Marsh & McLennan Companies, Inc.	88,580	2,454
Marshall & Ilsley Corp.	35,400	1,574
MBIA, Inc.	22,550	1,337
MBNA Corp.	210,815	5,515
Mellon Financial Corp.	70,368	2,019
Merrill Lynch & Co., Inc.	157,200	8,648
MetLife, Inc.	121,936	5,480
MGIC Investment Corp.	15,700	1,024
Moody’s Corp.	45,950	2,066
Morgan Stanley	182,213	9,561
National City Corp.	98,797	3,371

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
North Fork Bancorporation, Inc.	79,450	2,232
Northern Trust Corp.	33,850	1,543
Plum Creek Timber Co., Inc. (REIT)	30,600	1,111
PNC Financial Services Group, Inc.	47,167	2,569
Principal Financial Group, Inc.	48,800	2,045
The Progressive Corp.	33,100	3,271
ProLogis	31,000	1,247
*Providian Financial Corp.	48,957	863
Prudential Financial, Inc.	86,800	5,699
Regions Financial Corp.	77,130	2,613
SAFECO Corp.	21,150	1,149
Simon Property Group, Inc.	36,500	2,646
SLM Corp.	69,742	3,543
Sovereign Bancorp, Inc.	60,600	1,354
The St. Paul Travelers Companies, Inc.	112,010	4,428
State Street Corp.	55,000	2,654
SunTrust Banks, Inc.	56,533	4,084
Synovus Financial Corp.	51,750	1,484
T. Rowe Price Group, Inc.	20,600	1,290
Torchmark Corp.	17,350	906
U.S. Bancorp	304,721	8,898
UnumProvident Corp.	49,531	907
Wachovia Corp.	262,157	13,003
Washington Mutual, Inc.	145,887	5,936
Wells Fargo & Co.	280,580	17,278
XL Capital, Ltd. — Class A	23,300	1,734
Zions Bancorporation	14,900	1,096

Total		368,138

Health Care (13.1%)
Abbott Laboratories	257,850	12,637
*Aetna, Inc.	48,254	3,996
Allergan, Inc.	21,667	1,847
AmerisourceBergen Corp.	17,500	1,210
*Amgen, Inc.	205,717	12,438
Applera Corp. — Applied Biosystems Group	32,733	644
Bausch & Lomb, Inc.	8,900	739
Baxter International, Inc.	103,200	3,829
Becton, Dickinson and Co.	41,950	2,201
*Biogen Idec, Inc.	57,290	1,974
Biomet, Inc.	41,845	1,450
*Boston Scientific Corp.	124,672	3,366
Bristol-Myers Squibb Co.	324,908	8,116
C. R. Bard, Inc.	17,500	1,164
Cardinal Health, Inc.	71,225	4,101
*Caremark Rx, Inc.	75,400	3,357
*Chiron Corp.	24,622	859
CIGNA Corp.	21,729	2,326
Eli Lilly and Co.	188,406	10,496
*Express Scripts, Inc.	24,600	1,230
*Fisher Scientific International, Inc.	20,000	1,298
*Forest Laboratories, Inc.	56,566	2,198
*Genzyme Corp.	41,900	2,518
*Gilead Sciences, Inc.	75,100	3,304
Guidant Corp.	53,988	3,633
HCA, Inc.	69,711	3,951

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Health Management Associates, Inc. — Class A	41,000	1,073
*Hospira, Inc.	26,265	1,024
*Humana, Inc.	26,900	1,069
IMS Health, Inc.	37,667	933
Johnson & Johnson	494,437	32,138
*King Pharmaceuticals, Inc.	40,166	419
*Laboratory Corporation of America Holdings	22,400	1,118
Manor Care, Inc.	14,400	572
McKesson Corp.	49,105	2,199
*Medco Health Solutions, Inc.	46,072	2,458
*MedImmune, Inc.	41,200	1,101
Medtronic, Inc.	201,100	10,415
Merck & Co., Inc.	366,320	11,283
*Millipore Corp.	8,300	471
Mylan Laboratories, Inc.	44,800	862
PerkinElmer, Inc.	21,600	408
Pfizer, Inc.	1,236,234	34,094
Quest Diagnostics, Inc.	30,300	1,614
Schering-Plough Corp.	245,250	4,674
*St. Jude Medical, Inc.	60,200	2,625
Stryker Corp.	62,300	2,963
*Tenet Healthcare Corp.	77,950	954
*Thermo Electron Corp.	26,800	720
UnitedHealth Group, Inc.	210,544	10,978
*Waters Corp.	19,500	725
*Watson Pharmaceuticals, Inc.	18,300	541
*WellPoint, Inc.	101,900	7,096
Wyeth	222,529	9,903
*Zimmer Holdings, Inc.	41,037	3,126

Total		242,438

Industrials (11.0%)
3M Co.	127,976	9,253
*Allied Waste Industries, Inc.	45,050	357
American Power Conversion Corp.	30,150	711
American Standard Companies, Inc.	29,700	1,245
Avery Dennison Corp.	16,850	892
The Boeing Co.	137,376	9,067
Burlington Northern Santa Fe Corp.	62,585	2,947
Caterpillar, Inc.	56,788	5,412
Cendant Corp.	174,833	3,911
Cintas Corp.	24,933	962
Cooper Industries, Ltd. — Class A	15,400	984
CSX Corp.	36,050	1,538
Cummins, Inc.	7,200	537
Danaher Corp.	45,800	2,397
Deere & Co.	40,960	2,682
*Delta Air Lines, Inc.	23,367	88
Dover Corp.	33,867	1,232
Eaton Corp.	25,100	1,503
Emerson Electric Co.	69,250	4,337
Equifax, Inc.	21,600	771
FedEx Corp.	50,220	4,068
Fluor Corp.	14,400	829
General Dynamics Corp.	33,300	3,648

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
General Electric Co.	1,763,406	61,101
Goodrich Corp.	20,000	819
Honeywell International, Inc.	141,850	5,196
Illinois Tool Works, Inc.	45,400	3,617
Ingersoll-Rand Co., Ltd. — Class A	27,980	1,996
ITT Industries, Inc.	15,300	1,494
L-3 Communications Holdings, Inc.	19,700	1,509
Lockheed Martin Corp.	67,208	4,360
Masco Corp.	72,100	2,290
*Monster Worldwide, Inc.	20,067	576
*Navistar International Corp.	10,950	350
Norfolk Southern Corp.	67,257	2,082
Northrop Grumman Corp.	59,720	3,300
PACCAR, Inc.	28,907	1,966
Pall Corp.	20,650	627
Parker Hannifin Corp.	19,975	1,239
Pitney Bowes, Inc.	38,237	1,665
R. R. Donnelley & Sons Co.	35,434	1,223
Raytheon Co.	75,200	2,942
Robert Half International, Inc.	26,540	663
Rockwell Automation, Inc.	29,050	1,415
Rockwell Collins, Inc.	29,650	1,414
Ryder System, Inc.	10,700	392
Southwest Airlines Co.	122,667	1,709
Textron, Inc.	22,450	1,703
Tyco International, Ltd.	335,808	9,806
Union Pacific Corp.	43,760	2,836
United Parcel Service, Inc. — Class B	185,200	12,808
United Technologies Corp.	170,234	8,742
W.W. Grainger, Inc.	13,900	762
Waste Management, Inc.	94,485	2,678

Total		202,651

Information Technology (14.9%)
*ADC Telecommunications, Inc.	19,264	419
Adobe Systems, Inc.	81,250	2,325
*Advanced Micro Devices, Inc.	65,700	1,139
*Affiliated Computer Services, Inc. — Class A	21,000	1,073
*Agilent Technologies, Inc.	71,937	1,656
*Altera Corp.	61,811	1,225
Analog Devices, Inc.	61,557	2,297
*Andrew Corp.	26,937	344
*Apple Computer, Inc.	137,000	5,043
Applied Materials, Inc.	273,300	4,422
*Applied Micro Circuits Corp.	51,000	131
Autodesk, Inc.	37,968	1,305
Automatic Data Processing, Inc.	96,950	4,069
*Avaya, Inc.	79,316	660
*BMC Software, Inc.	36,860	662
*Broadcom Corp. — Class A	48,700	1,729
*CIENA Corp.	95,500	200
*Cisco Systems, Inc.	1,062,600	20,306
*Citrix Systems, Inc.	28,120	609
Computer Associates International, Inc.	88,492	2,432
*Computer Sciences Corp.	30,650	1,339
*Compuware Corp.	64,557	464
*Comverse Technology, Inc.	33,300	788

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Convergys Corp.	23,650	336
*Corning, Inc.	241,000	4,005
*Dell, Inc.	402,533	15,904
*Electronic Arts, Inc.	51,000	2,887
Electronic Data Systems Corp.	86,267	1,661
*EMC Corp.	399,474	5,477
First Data Corp.	129,432	5,195
*Fiserv, Inc.	31,825	1,367
Freescale Semiconductor Inc.	66,823	1,415
*Gateway, Inc.	49,350	163
Hewlett-Packard Co.	479,926	11,283
Intel Corp.	1,026,363	26,748
International Business Machines Corp.	268,239	19,903
*Intuit, Inc.	30,800	1,389
*Jabil Circuit, Inc.	30,567	939
*JDS Uniphase Corp.	240,800	366
KLA-Tencor Corp.	32,700	1,429
*Lexmark International, Inc. — Class A	21,100	1,368
Linear Technology Corp.	50,850	1,866
*LSI Logic Corp.	64,200	545
*Lucent Technologies, Inc.	736,636	2,144
Maxim Integrated Products, Inc.	54,500	2,082
*Mercury Interactive Corp.	14,400	552
*Micron Technology, Inc.	102,250	1,044
Microsoft Corp.	1,670,700	41,501
Molex, Inc.	27,950	728
Motorola, Inc.	407,777	7,446
National Semiconductor Corp.	58,086	1,280
*NCR Corp.	31,100	1,092
*Network Appliance, Inc.	60,900	1,722
*Novell, Inc.	63,300	392
*Novellus Systems, Inc.	23,000	568
*NVIDIA Corp.	28,100	751
*Oracle Corp.	735,225	9,705
*Parametric Technology Corp.	45,180	288
Paychex, Inc.	59,135	1,924
*PMC-Sierra, Inc.	30,000	280
*QLogic Corp.	15,150	468
QUALCOMM, Inc.	271,634	8,967
Sabre Holdings Corp. — Class A	21,767	434
*Sanmina-SCI Corp.	87,400	478
Scientific-Atlanta, Inc.	25,300	842
Siebel Systems, Inc.	85,900	765
*Solectron Corp.	161,600	612
*Sun Microsystems, Inc.	566,297	2,112
*SunGard Data Systems, Inc.	48,200	1,695
*Symantec Corp.	118,300	2,572
Symbol Technologies, Inc.	40,350	398
Tektronix, Inc.	14,760	343
*Tellabs, Inc.	74,492	648
*Teradyne, Inc.	32,450	388
Texas Instruments, Inc.	276,400	7,759
*Unisys Corp.	56,250	356
*VERITAS Software Corp.	71,032	1,733
*Xerox Corp.	159,300	2,197
Xilinx, Inc.	58,300	1,487
*Yahoo!, Inc.	218,300	7,564

Total		274,200

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)
Air Products and Chemicals, Inc.	38,167	2,301
Alcoa, Inc.	145,007	3,789
Allegheny Technologies, Inc.	14,917	329
Ball Corp.	18,332	659
Bemis Co., Inc.	17,800	472
The Dow Chemical Co.	159,809	7,116
E. I. du Pont de Nemours and Co.	165,628	7,125
Eastman Chemical Co.	13,325	735
Ecolab, Inc.	36,500	1,181
Engelhard Corp.	20,100	574
Freeport-McMoRan Copper & Gold, Inc. — Class B	29,881	1,119
Georgia-Pacific Corp.	43,204	1,374
Great Lakes Chemical Corp.	8,600	271
*Hercules, Inc.	18,700	265
International Flavors & Fragrances, Inc.	14,700	532
International Paper Co.	81,566	2,464
Louisiana-Pacific Corp.	18,400	452
MeadWestvaco Corp.	30,979	869
Monsanto Co.	44,553	2,801
Newmont Mining Corp.	74,180	2,895
Nucor Corp.	26,666	1,217
*Pactiv Corp.	24,800	535
Phelps Dodge Corp.	16,124	1,491
PPG Industries, Inc.	28,567	1,793
Praxair, Inc.	53,800	2,507
Rohm and Haas Co.	32,080	1,487
*Sealed Air Corp.	13,921	693
Sigma-Aldrich Corp.	11,500	644
Temple-Inland, Inc.	20,700	769
United States Steel Corp.	18,950	651
Vulcan Materials Co.	17,000	1,105
Weyerhaeuser Co.	40,680	2,589

Total		52,804

Telecommunication Services (3.1%)
ALLTEL Corp.	54,357	3,385
AT&T Corp.	133,207	2,536
BellSouth Corp.	304,465	8,090
CenturyTel, Inc.	21,800	755
Citizens Communications Co.	56,600	761
*Nextel Communications, Inc. — Class A	187,150	6,047
*Qwest Communications International, Inc.	278,035	1,032
SBC Communications, Inc.	549,247	13,045
Sprint Corp.	245,989	6,172
Verizon Communications, Inc.	460,142	15,897

Total		57,720

Utilities (3.4%)
*The AES Corp.	108,600	1,779
*Allegheny Energy, Inc.	27,000	681

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Ameren Corp.	33,767	1,867
American Electric Power Co., Inc.	63,840	2,354
*Calpine Corp.	89,160	303
Centerpoint Energy, Inc.	48,262	638
Cinergy Corp.	32,984	1,478
*CMS Energy Corp.	36,400	548
Consolidated Edison, Inc.	40,450	1,895
Constellation Energy Group	29,500	1,702
Dominion Resources, Inc.	56,595	4,154
DTE Energy Co.	28,950	1,354
Duke Energy Corp.	154,130	4,582
*Dynegy, Inc. — Class A	55,200	268
Edison International	54,220	2,199
Entergy Corp.	35,209	2,660
Exelon Corp.	111,224	5,708
FirstEnergy Corp.	54,865	2,640
FPL Group, Inc.	65,214	2,743
KeySpan Corp.	28,800	1,172
Nicor, Inc.	7,350	303
NiSource, Inc.	45,173	1,117
Peoples Energy Corp.	6,300	274
PG&E Corp.	61,525	2,310
Pinnacle West Capital Corp.	16,400	729
PPL Corp.	31,534	1,872
Progress Energy, Inc.	41,392	1,873
Public Service Enterprise Group, Inc.	39,736	2,417
Sempra Energy	39,802	1,644
The Southern Co.	123,800	4,292
TECO Energy, Inc.	34,400	651
TXU Corp.	39,865	3,312
Xcel Energy, Inc.	66,920	1,306

Total		62,825

Total Common Stocks (Cost: $1,383,892)		1,810,677

Money Market Investments (1.8%)

Federal Government & Agencies (0.2%)
(b)Freddie Discount, 3.29%, 9/20/05	3,000,000	2,977

Total		2,977

Finance Lessors (0.6%)
(b)Thunder Bay Funding, Inc., 3.09%, 7/7/05	10,000,000	9,996

Total		9,996

National Commercial Banks (0.5%)
(b)UBS Finance Delaware LLC, 3.37%, 7/1/05	9,400,000	9,400

Total		9,400

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Money Market Investments (1.8%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.5%)
(b)National Rural Utility, 3.27%, 7/28/05	10,000,000	9,975

Total		9,975

Total Money Market Investments (Cost: $32,348)		32,348

Total Investments (99.9%) (Cost $1,416,240)(a)		1,843,025

Other Assets, Less Liabilities (0.1%)		1,668

Total Net Assets (100.0%)		1,844,693

*	Non-Income Producing

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,416,240 and the net unrealized appreciation of investments based on that cost was $426,785 which is comprised of $598,145 aggregate gross unrealized appreciation and $171,360 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation / (Depreciation) (000’s)
S&P 500 Index Futures (Long)	107	9/05	$(271)
(Total Notional Value at June 30, 2005, $32,250)

The Accompanying Notes are an Integral Part of the Financial Statements

Index 500 Stock Portfolio

Asset Allocation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,009.10	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Domestic Common Stocks and Warrants (37.6%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (25.1%)

Consumer Discretionary (4.5%)
*Bed Bath & Beyond, Inc.	6,300	263
Best Buy Co., Inc.	5,200	356
Carnival Corp.	9,900	533
*Comcast Corp. — Class A	9,600	295
*eBay, Inc.	5,300	175
Fortune Brands, Inc.	11,500	1,021
Harley-Davidson, Inc.	5,500	273
J. C. Penney Co., Inc.	13,900	731
*Kohl’s Corp.	7,900	442
Lowe’s Companies, Inc.	8,900	518
McDonald’s Corp.	13,700	380
The McGraw-Hill Companies, Inc.	12,600	558
News Corp. — Class A	29,200	472
NIKE, Inc. — Class B	6,000	520
Omnicom Group, Inc.	7,800	623
Staples, Inc.	23,850	508
Starwood Hotels & Resorts Worldwide, Inc.	4,800	281
Target Corp.	20,100	1,094
*Time Warner, Inc.	24,100	403
Viacom, Inc. — Class B	5,600	179

Total Consumer Discretionary		9,625

Consumer Staples (1.9%)
Altria Group, Inc.	15,600	1,010
Avon Products, Inc.	11,400	431
PepsiCo, Inc.	14,600	787
The Procter & Gamble Co.	12,400	654
Wal-Mart Stores, Inc.	17,200	829
Walgreen Co.	10,700	492

Total Consumer Staples		4,203

Energy (2.0%)
BP Amoco PLC, ADR	4,300	268
ConocoPhillips	12,600	725
EOG Resources, Inc.	16,800	955
Exxon Mobil Corp.	17,600	1,012
Halliburton Co.	13,900	665
Noble Corp.	9,600	590

Total Energy		4,215

Financials (3.6%)
American Express Co.	8,000	426
American International Group, Inc.	12,900	749
Capital One Financial Corp.	5,200	416
The Chubb Corp.	7,300	625
Citigroup, Inc.	17,100	791
Freddie Mac	3,700	241
Genworth Financial, Inc.	13,900	420
The Goldman Sachs Group, Inc.	4,300	439
Legg Mason, Inc.	4,200	437
Lehman Brothers Holdings, Inc.	5,000	496

Large Cap Common Stocks (25.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Prudential Financial, Inc.	10,600	696
U.S. Bancorp	19,200	561
Wachovia Corp.	8,900	441
Wells Fargo & Co.	15,600	962

Total Financials		7,700

Health Care (4.3%)
Abbott Laboratories	14,600	716
*Aetna, Inc.	3,300	273
*Amgen, Inc.	16,200	979
*Caremark Rx, Inc.	12,800	570
Eli Lilly and Co.	8,400	468
*Fisher Scientific International, Inc.	8,500	552
*Genentech, Inc.	7,600	610
*Gilead Sciences, Inc.	12,400	545
Johnson & Johnson	14,600	949
Medtronic, Inc.	12,700	658
Novartis AG, ADR	5,200	247
Pfizer, Inc.	28,000	772
*St. Jude Medical, Inc.	14,800	645
Teva Pharmaceutical Industries, Ltd., ADR	16,700	520
UnitedHealth Group, Inc.	6,400	334
*Zimmer Holdings, Inc.	6,400	487

Total Health Care		9,325

Industrials (2.1%)
3M Co.	3,000	217
American Standard Companies, Inc.	9,700	407
Burlington Northern Santa Fe Corp.	10,900	513
Caterpillar, Inc.	3,600	343
FedEx Corp.	5,900	478
General Electric Co.	55,200	1,914
Tyco International, Ltd.	20,100	587

Total Industrials		4,459

Information Technology (5.6%)
*Accenture Ltd. — Class A	19,100	433
*Advanced Micro Devices, Inc.	15,400	267
*Affiliated Computer Services, Inc. — Class A	9,300	475
*Amdocs, Ltd.	11,500	304
*ASML Holding N.V.	25,200	395
*Broadcom Corp. — Class A	11,800	419
*Cisco Systems, Inc.	44,900	858
*Dell, Inc.	21,200	838
*Electronic Arts, Inc.	2,100	119
First Data Corp.	12,300	494
*Fiserv, Inc.	5,900	253
*Google, Inc. — Class A	1,300	382
Intel Corp.	28,200	735
International Business Machines Corp.	8,100	601
*Lexmark International, Inc. — Class A	5,700	370
Microsoft Corp.	60,400	1,500
National Semiconductor Corp.	25,300	557

Asset Allocation Portfolio

Asset Allocation Portfolio

Large Cap Common Stocks (25.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Oracle Corp.	32,400	428
QUALCOMM, Inc.	7,500	248
Seagate Technology, ADR	25,800	453
Taiwan Semiconductor, ADR	39,572	361
Telefonaktiebolget LM Ericsson, ADR	12,500	399
Texas Instruments, Inc.	16,800	472
*VeriSign, Inc.	15,100	434
*Yahoo!, Inc.	11,766	408

Total Information Technology		12,203

Materials (0.7%)
Alcoa, Inc.	16,900	442
Praxair, Inc.	13,100	610
Weyerhaeuser Co.	7,200	458

Total Materials		1,510

Telecommunication Services (0.4%)
Sprint Corp.	11,000	276
Vodafone Group PLC, ADR	19,700	479

Total Telecommunication Services		755

Total Large Cap Common Stocks		53,995

Small Cap Common Stocks (12.5%)

Consumer Discretionary (2.9%)
*AnnTaylor Stores Corp.	10,425	253
*Beacon Roofing Supply, Inc.	2,300	60
*The Cheesecake Factory, Inc.	2,800	97
Choice Hotels International, Inc.	3,900	256
*Coach, Inc.	8,600	289
*Digital Theater Systems, Inc.	9,800	175
*DSW, Inc. — Class A	168	4
Garmin Ltd.	4,500	192
*Hibbett Sporting Goods, Inc.	5,700	216
Jones Apparel Group, Inc.	5,500	171
*Lamar Advertising Co. — Class A	8,700	372
Leggett & Platt, Inc.	20,200	537
Michaels Stores, Inc.	17,600	728
*O’Reilly Automotive, Inc.	38,800	1,158
Orient-Express Hotel, Ltd. — Class A	9,600	304
*Payless ShoeSource, Inc.	2,700	52
*Pinnacle Entertainment, Inc.	9,200	180
*Pixar, Inc.	5,800	290
Polaris Industries, Inc.	1,500	81
*Scientific Games Corp.	9,100	245
*Sharper Image Corp.	6,000	76
Station Casinos, Inc.	5,400	359
The Talbots, Inc.	6,500	211
*Volcom, Inc.	84	2

Total Consumer Discretionary		6,308

Energy (1.0%)
BJ Services Co.	5,800	304
CARBO Ceramics, Inc.	1,500	118
*Grant Prideco, Inc.	4,700	124
*Grey Wolf, Inc.	17,400	129
*National Oilwell Varco, Inc.	12,200	580

Small Cap Common Stocks (12.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Newfield Exploration Co.	5,400	215
Patterson-UTI Energy, Inc.	7,500	209
Range Resources Corp.	4,000	108
Smith International, Inc.	5,200	331

Total Energy		2,118

Financials (0.7%)
Assured Guaranty, Ltd.	7,500	175
BankAtlantic Bancorp, Inc. — Class A	7,500	142
*CapitalSource, Inc.	9,100	179
Greater Bay Bancorp	2,100	55
Greenhill & Co., Inc.	2,900	117
Investors Financial Services Corp.	7,800	295
Main Street Banks, Inc.	1,700	43
Optionsxpress Holdings, Inc.	3,261	50
*SVB Financial Group	3,800	182
*Trammell Crow Co.	9,800	238

Total Financials		1,476

Health Care (3.2%)
*The Advisory Board Co.	1,900	93
*Angiotech Pharmaceuticals, Inc., ADR	10,300	143
*Caremark Rx, Inc.	13,136	585
*Cytyc Corp.	9,600	212
*DaVita, Inc.	30,950	1,408
Health Management Associates, Inc. — Class A	17,000	445
*Horizon Health Corp.	3,400	80
*Impax Laboratories, Inc.	9,400	148
*Kinetic Concepts, Inc.	6,800	408
*Kyphon, Inc.	7,600	264
*Lincare Holdings, Inc.	16,700	682
*Patterson Companies, Inc.	12,200	550
*Providence Service Corp.	1,300	32
*Psychiatric Solutions, Inc.	5,900	287
*Radiation Therapy Services, Inc.	8,000	212
*Renal Care Group, Inc.	16,100	742
*Syneron Medical Ltd., ADR	2,500	91
Universal Health Services, Inc. — Class B	2,800	174
*Varian Medical Systems Inc.	6,500	243
*Waters Corp.	1,500	56

Total Health Care		6,855

Industrials (1.4%)
Brady Corp. — Class A	3,500	109
C.H. Robinson Worldwide, Inc.	8,700	506
The Corporate Executive Board Co.	2,900	227
Expeditors International of Washington, Inc.	2,800	139
Forward Air Corp.	5,500	155
J.B. Hunt Transport Services, Inc.	6,700	129
Knight Transportation, Inc.	15,525	378
L-3 Communications Holdings, Inc.	3,000	230
*Marlin Business Services, Inc.	7,800	157
MSC Industrial Direct Co., Inc. — Class A	13,700	462
Pentair, Inc.	3,500	150
Robert Half International, Inc.	10,500	262
*Stericycle, Inc.	1,300	65

Total Industrials		2,969

Asset Allocation Portfolio

Asset Allocation Portfolio

Small Cap Common Stocks (12.5%)	Shares/ $ Par	Value $ (000’s)

Information Technology (3.3%)
*Activision, Inc.	19,966	330
*Alliance Data Systems Corp.	1,200	49
*Altera Corp.	12,700	252
*Amdocs, Ltd.	11,000	291
Amphenol Corp. — Class A	8,400	337
*Blackboard, Inc.	1,000	24
CDW Corp.	4,400	251
*CheckFree Corp.	2,700	92
*Cogent, Inc.	14,000	400
*Cognos, Inc.	7,400	253
*Cree, Inc.	8,600	219
*Digital River, Inc.	8,600	273
*Essex Corp.	6,700	153
*FLIR Systems, Inc.	3,400	101
*Genesis Microchip, Inc.	9,500	175
Harris Corp.	7,900	247
*Hewitt Associates, Inc.	9,200	244
*Integrated Circuit Systems, Inc.	14,000	289
*iPayment, Inc.	2,000	73
*Kanbay International, Inc.	5,423	125
KLA-Tencor Corp.	6,200	271
*Kronos Inc.	2,500	101
*Lam Research Corp.	11,400	330
Microchip Technology, Inc.	12,400	367
*MKS Instruments, Inc.	3,900	66
*NAVTEQ Corp.	5,000	186
Paychex, Inc.	9,400	306
*Semtech Corp.	8,000	133
*Sonic Solutions	2,600	48
*Tekelec	6,300	106
*Tessera Technologies, Inc.	6,000	200
*THQ, Inc.	4,100	120
*Verint Systems, Inc.	4,700	151
*VeriSign, Inc.	6,500	187
*Westell Technologies, Inc. — Class A	17,900	107
*Zebra Technologies Corp. — Class A	5,200	228

Total Information Technology		7,085

Telecommunication Services (0.0%)
*NeuStar, Inc. — Class A	900	23

Total Telecommunication Services		23

Total Small Cap Common Stocks		26,834

Warrants (0.0%)

Basic Materials (0.0%)
Sino Thai Engineering & Construction PCL — Warrant	32,733	3

Total Basic Materials		3

Foods (0.0%)
B&G Foods, Inc. — EIS	3,875	57

Total Foods		57

Information Technology (0.0%)
†Belluna Co., Ltd. — Warrant	307	0

Total Information Technology		0

Warrants (0.0%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.0%)
American Tower Corp. — Warrant		100	3
†IWO Holdings, Inc. — Warrant 144A		50	0

Total Telecommunications			3

Total Warrants			63

Total Domestic Common Stocks and Warrants (Cost: $68,873)			80,892

Foreign Common Stocks (15.6%)

Basic Materials (0.7%)
†BASF AG	Germany	3,285	218
†CRH PLC	Ireland	8,721	229
*Cumerio-Strip VVPR	Belgium	75	0
†K+S AG	Germany	4,395	243
†Nissan Chemical Industries, Ltd.	Japan	12,000	129
†Sumitomo Chemical Co., Ltd.	Japan	44,000	202
†*Syngenta AG	Switzerland	2,450	251
*Umicore-Strip VVPR	Belgium	75	0
†Wienerberger AG	Austria	5,576	258

Total Basic Materials			1,530

Conglomerates (0.4%)
†Grupo Ferrovial SA	Spain	7,515	482
iShares MSCI EAFE Index Fund	United States	4,315	226
†Nomura TOPIX Exchange Traded Fund	Japan	23,300	250

Total Conglomerates			958

Consumer Cyclical (2.9%)
†Bridgestone Corp.	Japan	13,000	249
Carnival Corp.	United Kingdom	4,895	275
†Entergisul Co., Ltd.	Korea	5,992	126
†Esprit Holdings, Ltd.	Hong Kong	58,000	417
Grupo Televisa SA, ADR	Mexico	1,900	118
†Hilton Group PLC	United Kingdom	17,235	88
†Hyundai Motor Co.	Korea	4,290	237
†Lagardere SCA	France	3,180	235
†Lottomatica SPA	Italy	6,160	200
†Mediaset SPA	Italy	17,810	210
†NHK Spring Co., Ltd.	Japan	31,000	260
†Nokian Renkaat OYJ	Finland	19,150	349
†*NorGani Hotels ASA	Norway	25,535	195
†OPAP SA	Greece	9,925	285
†Plenus Co., Ltd.	Japan	4,400	155
†Porsche AG	Germany	360	270
†Punch Taverns PLC	United Kingdom	25,640	336
†Ryohin Keikaku Co., Ltd.	Japan	3,300	163

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (15.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Cyclical continued
†Signet Group PLC	United Kingdom	102,790	200
†*Sportingbet PLC	United Kingdom	45,970	269
†Square Enix Co., Ltd.	Japan	6,900	210
†Swatch Group AG	Switzerland	1,740	244
†*Take and Give Needs Co., Ltd.	Japan	60	66
†Techtronic Industries Co.	Hong Kong	121,500	306
*Urbi Desarrollos Urbanos SA	Mexico	22,815	125
†USS Co., Ltd.	Japan	620	40
†Vivendi Universal SA	France	7,750	243
Wal-Mart de Mexico — Series V	Mexico	64,085	260
†Wolseley PLC	United Kingdom	11,000	230

Total Consumer Cyclical			6,361

Consumer Non-Cyclical (1.4%)
†Coca-Cola Hellenic Bottling Co. SA	Greece	9,220	251
†Metro AG	Germany	4,000	198
Natura Cosmeticos SA	Brazil	8,020	256
†Nestle SA	Switzerland	925	236
†Nong Shim Co., Ltd.	Korea	775	224
†Puma AG	Germany	1,105	273
†Reckitt Benckiser PLC	United Kingdom	8,210	241
†*Royal Numico NV	Netherlands	5,975	238
†SABMiller, Inc.	United Kingdom	11,965	186
†Swedish Match AB	Sweden	28,400	323
†Tesco PLC	United Kingdom	56,825	325
†Woolworths, Ltd.	Australia	19,135	240

Total Consumer Non-Cyclical			2,991

Energy (1.1%)
†*Awilco Offshore ASA	Norway	24,135	104
†BG Group	United Kingdom	42,725	350
†BP PLC	United Kingdom	18,350	191
EnCana Corp.	Canada	9,150	366
†Eni SPA	Italy	10,845	279
†*Geo ASA	Norway	7,855	26
†*Revus Energy ASA	Norway	2,530	17
†Technip SA	France	6,392	297
†*TGS Nopec Geophysical Co. ASA	Norway	3,990	107
†Total SA	France	805	189
*Western Oil Sands, Inc.	Canada	19,350	379

Total Energy			2,305

Financials (3.2%)
†Admiral Group PLC	United Kingdom	33,535	223
†Allianz AG	Germany	2,025	232

Foreign Common Stocks (15.6%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
†Alpha Bank AE	Greece	9,794	260
†Anglo Irish Bank Corp. PLC	Ireland	49,966	618
†Banca Fideuram	Italy	42,395	200
†*Banco Espanol de Credito SA	Spain	17,175	234
†Banco Popolare Di Verona	Italy	13,080	223
†Bangkok Bank PCL	Thailand	46,300	120
†Bank of Yokohama	Japan	39,000	224
†BNP Paribas SA	France	3,815	261
†Chiba Bank, Ltd.	Japan	36,000	236
†Credit Saison Co, Ltd.	Japan	6,600	219
†Credit Suisse Group	Switzerland	6,075	238
†DNB NOR ASA	Norway	28,030	291
†Erste Bank der oesterreichischen Sparkassen AG	Austria	6,775	340
†Fondiaria-Sai SPA	Italy	11,190	302
†ForeningsSparbanken AB	Sweden	10,955	240
†HSBC Holdings PLC	Hong Kong	13,453	215
†Hypo Real Estate Holding AG	Germany	4,830	183
†ING Groep NV	Netherlands	9,120	257
†Kookmin Bank	Korea	5,240	239
†Man Group PLC	United Kingdom	7,195	186
Manulife Financial Corp.	Canada	4,665	223
†MPC Muenchmeyer Petersen Capital AG	Germany	710	45
†OTP Bank	Hungary	11,060	374
†Prudential PLC	United Kingdom	27,895	247
†PT Bank Rakyat Indonesia	Indonesia	627,000	186
†*Raiffeisen International Bank Holding AG	Austria	1,930	123
†Storebrand ASA	Norway	32,240	302

Total Financials			7,041

Health Care (1.2%)
†*Capio AB	Sweden	16,845	248
†CSL, Ltd.	Australia	7,910	202
†*Elekta AB	Sweden	7,095	294
†GN Store Nord A/S	Denmark	19,955	226
†Nobel Biocare Holding AG	Switzerland	1,195	242
†Roche Holding AG	Switzerland	2,710	341
†Schwarz Pharma AG	Germany	6,085	276
†Smith & Nephew PLC	United Kingdom	24,785	244
†Stada Arzneimittel AG	Germany	7,865	286
†Synthes, Inc.	Switzerland	2,095	230

Total Health Care			2,589

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (15.6%)	Country	Shares/ $ Par	Value $ (000’s)

Industrial Goods and Services (2.0%)
†Atlas Copco AB	Sweden	15,315	242
†Capita Group PLC	United Kingdom	38,430	253
†Carbone Lorraine	France	3,670	174
†Chiyoda Corp.	Japan	33,000	405
†Cobham PLC	United Kingdom	6,325	160
†Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	7,820	149
†*Deutz AG	Germany	22,130	111
†Hays PLC	United Kingdom	77,700	180
†Intertek Group PLC	United Kingdom	15,625	196
Italian-Thai Development PCL	Thailand	258,700	60
†Kajima Corp.	Japan	38,000	140
†Keyence Corp.	Japan	900	201
†Koninklijke BAM Groep NV	Netherlands	4,130	273
†Kubota Corp.	Japan	51,000	279
†Meggitt PLC	United Kingdom	44,343	224
†Metso OYJ	Finland	11,090	241
†Neopost SA	France	3,725	328
Sino Thai Engineering & Construction PCL	Thailand	196,400	51
†Vinci SA	France	5,380	448
†Volvo AB	Sweden	5,110	207

Total Industrial Goods and Services			4,322

Technology (1.7%)
†*Axalto Holding NV	France	8,400	253
†Axell Corp.	Japan	50	221
†Canon, Inc.	Japan	4,900	257
†*CapGemini SA	France	6,930	219
†Ericsson LM—B Shares	Sweden	85,525	273
†*Gresham Computing PLC	United Kingdom	36,850	71
†Hoya Corp.	Japan	2,300	264
†Humax Co., Ltd.	Korea	5,765	80
†Indra Sistemas SA	Spain	14,715	292
†Infosys Technologies, Ltd.	India	4,296	232
†*Jusung Engineering Co., Ltd.	Korea	14,300	188
†*Kontron AG	Germany	26,281	222
†Nidec Corp.	Japan	2,000	211
†Solomon Systech International, Ltd.	Hong Kong	676,000	239
†Tamura Taiko Holdings, Inc.	Japan	1,000	8
†Tandberg ASA	Norway	17,915	191
†*Tandberg Television ASA	Norway	21,380	262
†Telechips, Inc.	Korea	9,027	167

Total Technology			3,650

Foreign Common Stocks (15.6%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.4%)
†Mobistar SA	Belgium	2,025	169
Rogers Communications, Inc.	Canada	5,400	177
†Telefonica SA	Spain	15,064	247
†Vodafone Group PLC	United Kingdom	66,765	162

Total Telecommunications			755

Transportation (0.3%)
Canadian National Railway Co.	Canada	3,525	208
†Fraport AG	Germany	4,320	185
†Kamigumi Co., Ltd.	Japan	25,000	192

Total Transportation			585

Utilities (0.3%)
†Iberdrola SA	Spain	11,420	300
†RWE AG	Germany	4,460	287

Total Utilities			587

Total Foreign Common Stocks (Cost: $26,508)			33,674

Revenue Bonds (0.2%)

Municipal Bonds—Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	850,000	416

Total Revenue Bonds (Cost: $379)		416

Investment Grade Bonds (10.3%)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 4.75%, 8/25/08	255,000	260
General Dynamics Corp., 3.00%, 5/15/08	305,000	296
L-3 Communications Corp., 5.875%, 1/15/15	130,000	126
Lockheed Martin Corp., 8.50%, 12/1/29	130,000	188
Raytheon Co., 5.50%, 11/15/12	305,000	320

Total Aerospace/Defense		1,190

Auto Manufacturing (0.1%)
General Motors Acceptance Corp., 5.625%, 5/15/09	200,000	188
General Motors Acceptance Corp., 6.75%, 12/1/14	35,000	31

Total Auto Manufacturing		219

Banking (1.4%)
Bank of America Corp., 7.40%, 1/15/11	250,000	286
Bank One Corp., 5.25%, 1/30/13	325,000	335
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	255,000	251
Citigroup, Inc., 4.50%, 7/29/09	160,000	161
Compass Bank, 5.50%, 4/1/20	155,000	162

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Bonds (10.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	203
PNC Bank NA, 5.25%, 1/15/17	45,000	47
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	60,000	62
U.S. Central Credit Union, 2.75%, 5/30/08	350,000	339
UnionBanCal Corp., 5.25%, 12/16/13	350,000	361
US Bank NA, 4.95%, 10/30/14	180,000	185
Wachovia Bank NA, 4.80%, 11/1/14	140,000	142
Washington Mutual, Inc., 5.00%, 3/22/12	255,000	260
World Savings Bank FSB, 4.125%, 12/15/09	345,000	343

Total Banking		3,137

Beverage/Bottling (0.3%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	27
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	125,000	128
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	75,000	76
Diageo PLC, 4.375%, 5/3/10	230,000	231
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	153

Total Beverage/Bottling		615

Cable/Media/Broadcasting/Satellite (1.0%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	170,000	161
Clear Channel Communications, Inc., 5.50%, 12/15/16	215,000	199
Comcast Corp., 5.30%, 1/15/14	250,000	257
CSC Holdings, Inc., 7.25%, 7/15/08	130,000	130
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	276
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	85,000	113
Viacom, Inc., 5.625%, 5/1/07	1,000,000	1,022
Viacom, Inc., 7.875%, 7/30/30	95,000	111

Total Cable/Media/Broadcasting/Satellite		2,269

Conglomerate/Diversified Manufacturing (0.3%)
Cooper Industries, Inc., 5.50%, 11/1/09	200,000	208
Textron Financial Corp., 2.75%, 6/1/06	350,000	347

Total Conglomerate/Diversified Manufacturing		555

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	190,000	190
The Gillette Co., 2.50%, 6/1/08	350,000	337

Total Consumer Products		527

Investment Grade Bonds (10.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (1.3%)
Consumer Energy Co., 4.80%, 2/17/09	310,000	314
DTE Energy Co., 7.05%, 6/1/11	375,000	419
FPL Group Capital, Inc., 4.086%, 2/16/07	195,000	195
Indiana Michigan Power, 5.05%, 11/15/14	160,000	162
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	73,671	73
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	200,000	204
Oncor Electric Delivery, 6.375%, 1/15/15	70,000	78
PacifiCorp, 5.45%, 9/15/13	240,000	254
PPL Electric Utilities Corp., 4.30%, 6/1/13	375,000	365
Progress Energy, Inc., 4.50%, 6/1/10	178,000	179
Public Service Electric & Gas Corp., 5.00%, 1/1/13	100,000	103
Puget Energy, Inc., 3.363%, 6/1/08	115,000	112
Southern California Edison, 8.00%, 2/15/07	390,000	414
Virginia Electric & Power Co., 5.25%, 12/15/15	190,000	195

Total Electric Utilities		3,067

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	230,000	233
Enterprise Products Operating L.P., 4.95%, 6/1/10	410,000	412

Total Gas Pipelines		645

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	253

Total Health Care		253

Independent Finance (0.4%)
Household Finance Corp., 4.125%, 11/16/09	195,000	193
International Lease Finance Corp., 4.75%, 1/13/12	255,000	254
iStar Financial, Inc., 5.15%, 3/1/12	390,000	385

Total Independent Finance		832

Oil and Gas (0.5%)
Conoco Funding Co., 6.35%, 10/15/11	335,000	371
Kerr-McGee Corp., 6.95%, 7/1/24	125,000	129
Occidental Petroleum, 4.00%, 11/30/07	120,000	120
Occidental Petroleum, 10.125%, 9/15/09	120,000	145
Valero Energy Corp., 4.75%, 6/15/13	165,000	163
XTO Energy, Inc., 5.00%, 1/31/15	165,000	165

Total Oil and Gas		1,093

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Bonds (10.3%)	Shares/ $ Par	Value $ (000’s)

Other Finance (0.1%)
SLM Corp., 4.00%, 1/15/10	255,000	252

Total Other Finance		252

Paper and Forest Products (0.2%)
Georgia-Pacific Corp., 7.70%, 6/15/15	130,000	148
Weyerhaeuser Co., 7.375%, 3/15/32	195,000	230

Total Paper and Forest Products		378

Property and Casualty Insurance (0.4%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	689
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	247

Total Property and Casualty Insurance		936

Railroads (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	255
Union Pacific Corp., 3.875%, 2/15/09	240,000	236
Union Pacific Corp., 7.375%, 9/15/09	240,000	267

Total Railroads		758

Real Estate Investment Trusts (0.2%)
ERP Operating LP, 5.25%, 9/15/14	300,000	306
First Industrial LP, 5.25%, 6/15/09	50,000	51

Total Real Estate Investment Trusts		357

Retail Food and Drug (0.4%)
Albertson’s, Inc., 7.50%, 2/15/11	255,000	287
CVS Corp., 4.00%, 9/15/09	233,000	231
Safeway, Inc., 6.50%, 3/1/11	255,000	276

Total Retail Food and Drug		794

Retail Stores (0.6%)
Federated Department Stores, 6.30%, 4/1/09	320,000	340
May Department Stores Co., 6.70%, 7/15/34	130,000	145
Target Corp., 5.40%, 10/1/08	715,000	744

Total Retail Stores		1,229

Security Brokers and Dealers (0.5%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	80,000	81
Goldman Sachs Group, Inc., 5.15%, 1/15/14	350,000	359
Lehman Brothers Holdings, 4.25%, 1/27/10	330,000	329
Morgan Stanley, 5.30%, 3/1/13	325,000	338

Total Security Brokers and Dealers		1,107

Telecommunications (0.8%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	101
BellSouth Corp., 6.55%, 6/15/34	130,000	148
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	156
France Telecom SA, 8.00%, 3/1/11	260,000	302
SBC Communications, Inc., 6.15%, 9/15/34	65,000	70

Investment Grade Bonds (10.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Capital Corp., 8.375%, 3/15/12	335,000	403
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	255,000	248
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	55,000	56
Verizon Global Funding Corp., 4.375%, 6/1/13	100,000	99
Verizon Global Funding Corp., 7.75%, 12/1/30	80,000	103

Total Telecommunications		1,686

Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	350,000	419

Total Yankee Sovereign		419

Total Investment Grade Bonds (Cost: $22,237)		22,318

Governments (7.2%)

Governments (7.2%)
(e)BECCS, 14.00%, 11/15/11	500,000	474
Federal Home Loan Bank, 6.00%, 5/13/13	200,000	197
Housing & Urban Development, 6.08%, 8/1/13	100,000	110
Overseas Private Investment, 4.10%, 11/15/14	118,800	118
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	785
US Treasury, 2.25%, 4/30/06	3,192,000	3,159
US Treasury, 2.875%, 11/30/06	189,000	187
US Treasury, 3.50%, 5/31/07	110,000	110
US Treasury, 3.625%, 6/10/05	485,000	483
US Treasury, 3.625%, 4/30/07	3,657,000	3,654
US Treasury, 3.75%, 3/31/07	130,000	130
US Treasury, 3.875%, 5/15/10	30,000	30
US Treasury, 4.00%, 2/15/15	2,703,000	2,713
US Treasury, 4.125%, 5/15/15	1,552,000	1,575
US Treasury, 5.375%, 2/15/31	1,509,000	1,781

Total Governments (Cost: $15,415)		15,506

Structured Products (9.2%)

Structured Products (9.2%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	1,415,000	1,415
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	1,402,000	1,400

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	287,503	286
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	926,000	905
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	456,916	462
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	62,498	63
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	221,714	224
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	88,169	91
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	253,531	261
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	44,608	46
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	322,754	331
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	1,463,236	1,485
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	87,988	91
Federal Home Loan Mortgage Corp. TBA, 5.50%, 7/1/35	890,000	902
Federal National Mortgage Association, 4.50%, 6/1/19	570,057	568
Federal National Mortgage Association, 4.50%, 12/1/19	63,241	63
Federal National Mortgage Association, 5.00%, 3/1/20	261,259	265
Federal National Mortgage Association, 5.00%, 4/1/20	101,203	102
Federal National Mortgage Association, 5.00%, 5/1/20	188,396	191
Federal National Mortgage Association, 5.00%, 11/1/34	1,237,478	1,239
Federal National Mortgage Association, 5.00%, 4/1/35	209,316	210
Federal National Mortgage Association, 5.50%, 9/1/34	394,697	400
Federal National Mortgage Association, 5.50%, 10/1/34	749,459	760
Federal National Mortgage Association, 5.50%, 3/1/35	259,036	262
Federal National Mortgage Association, 6.00%, 10/1/34	743,065	762
Federal National Mortgage Association, 6.00%, 11/1/34	778,818	798
Federal National Mortgage Association, 6.00%, 5/1/35	220,134	226
Federal National Mortgage Association, 6.00%, 6/1/35	862,993	885
Federal National Mortgage Association, 6.00%, 7/1/35	560,000	574
Federal National Mortgage Association TBA, 5.00%, 8/1/35	2,231,534	2,227

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 5.50%, 7/1/35	336,000	341
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	1,390,000	1,388
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	730,000	730

Total Structured Products (Cost: $19,940)		19,953

Below Investment Grade Bonds (7.3%)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	55,000	55
L-3 Communications Corp., 7.625%, 6/15/12	55,000	59

Total Aerospace/Defense		114

Autos/Vehicle Parts (0.2%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	105,000	88
General Motors Acceptance Corp., 8.00%, 11/01/31	100,000	89
General Motors Corp., 8.375%, 7/15/33	20,000	17
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	190,000	187
HLI Operating Co., 10.50%, 6/15/10	37,000	36
Metaldyne Corp., 10.00%, 11/1/13 144A	75,000	62
Visteon Corp., 8.25%, 8/1/10	65,000	60

Total Autos/Vehicle Parts		539

Basic Materials (0.9%)
Chemicals (0.3%)
BCP Caylux Holding, 9.625%, 6/15/14	70,000	78
Borden US Finance Corp., 9.00%, 7/15/14 144A	38,000	39
Crompton Corp., 9.875%, 8/1/12	31,000	36
Equistar Chemicals LP, 8.75%, 2/15/09	155,000	163
Equistar Chemicals LP, 10.625%, 5/1/11	80,000	88
Huntsman LLC, 11.50%, 7/15/12	50,000	59
Invista, 9.25%, 5/1/12 144A	130,000	142
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	100,000	110

Total		715

Metals/Mining (0.1%)
Massey Energy Co., 6.625%, 11/15/10	75,000	77
Novelis Inc., 7.25%, 2/15/15 144A	122,000	122

Total		199

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Packaging/Containers (0.2%)
Anchor Glass Container, 11.00%, 2/15/13	110,000	86
Graham Packaging Co., 9.875%, 10/15/14 144A	107,000	107
Graphic Packaging International Corp., 9.50%, 8/15/13	110,000	111
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	67
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	75,000	80
Pliant Corp., 11.125%, 9/1/09	66,000	64

Total		515

Paper & Forest Products (0.3%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	104,000	105
Appleton Papers, Inc., 9.75%, 6/15/14	80,000	77
Cascades Inc., 7.25%, 2/15/13	113,000	110
Domtar Inc., 7.875%, 10/15/11	170,000	180
Georgia-Pacific Corp., 8.125%, 5/15/11	130,000	147
(c)(f)JSG Holding PLC, 11.50%, 10/1/15 144A	32,623	32
Smurfit-Stone Container, 8.375%, 7/1/12	135,000	136

Total		787

Total Basic Materials		2,216

Builders/Building Materials (0.2%)
Building Materials (0.1%)
Ames True Temper, Inc., 10.00%, 7/15/12	124,000	100
Ply Gem Industries, Inc., 9.00%,2/15/12	124,000	105

Total		205

Home Builders (0.1%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	75,000	70
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	51
William Lyon Homes, 7.50%, 2/15/14	45,000	42
William Lyon Homes, 7.625%, 12/15/12	32,000	31

Total		194

Total Builders/Building Materials		399

Capital Goods (0.3%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	50,000	54
Case New Holland Inc., 9.25%, 8/1/11 144A	113,000	119
Case New Holland, Inc., 9.25%, 8/1/11 144A	49,000	51
Coleman Cable, Inc., 9.875%, 10/1/12 144A	70,000	62
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	120,000	129
(e)Standadyne Corp., 0.00%, 2/15/15	160,000	86
Sup Essx Com & Essx Group, 9.00%, 4/15/12	60,000	59
Trimas Corp., 9.875%, 6/15/12	50,000	42

Total Capital Goods		602

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (0.8%)
Consumer Products (0.3%)
ALH Finance LLC, 8.50%, 1/15/13	96,000	88
Amscan Holdings, Inc., 8.75%, 5/1/14	89,000	81
Hines Nurseries, Inc., 10.25%, 10/1/11	81,000	83
Jostens IH Corp., 7.625%, 10/1/12	52,000	51
Rent-A-Center, 7.50%, 5/1/10	190,000	190
Samsonite Corp., 8.875%, 6/1/11	99,000	105
(e)Simmons Co., 0.00%, 12/15/14 144A	135,000	61

Total		659

Retail Food & Drug (0.3%)
Delhaize America Inc., 8.125%, 4/15/11	310,000	349
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	181,000	179
Rite Aid Corp., 8.125%, 5/1/10	100,000	103
Stater Brothers Holdings, 8.125%, 6/15/12	51,000	50

Total		681

Textile/Apparel (0.2%)
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	126
Perry Ellis International, Inc., 8.875%, 9/15/13	36,000	36
Phillips Van Heusen Corp., 7.25%, 2/15/11	100,000	105
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	54
Warnaco, Inc., 8.875%, 6/15/13	50,000	55

Total		376

Total Consumer Products/Retailing		1,716

Energy (0.3%)
Gas Pipelines/Oil Field Services (0.1%)
El Paso Production Holding, 7.75%, 6/1/13	125,000	133
Harvest Operations Corp., 7.875%, 10/15/11	29,000	28

Total		161

Oil & Gas Exploration/Production (0.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	58,000	59
Chesapeake Energy Corp., 6.625%, 1/15/06 144A	94,000	97
Kerr-McGee Corp., 6.875%, 9/15/11	125,000	133
Range Resources Corp., 6.375%, 3/15/15	72,000	72
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	85

Total		446

Oil Refining & Marketing (0.1%)
AmeriGas Partners, LP 7.25%, 5/20/15 144A	125,000	130

Total		130

Total Energy		737

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Financials (0.9%)
Financials Services (0.8%)
Dollar Financial Group, 9.75%, 11/15/11	75,000	77
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	850,000	851
Dow Jones Credit Derivative High Yield, 7.75%, 12/29/09 144A	350,000	354
LaBranche & Co., Inc., 9.50%, 5/15/09	75,000	79
LaBranche & Co., Inc., 11.00%, 5/15/12	63,000	68
Refco Finance Holdings, 9.00%, 8/1/12	151,000	160
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	190,000	195

Total		1,784

Insurance (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	50,000	54
Fairfax Financial Holdings, 7.75%, 4/26/12	115,000	109

Total		163

Total Financials		1,947

Foods (0.3%)
Food/Beverage/Tobacco (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	60
Gold Kist, Inc., 10.25%, 3/15/14	39,000	44
Land O Lakes, Inc., 9.00%, 12/15/10	92,000	99
Merisant Co., 9.50%, 7/15/13 144A	63,000	45
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	55,000	56
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	135,000	135
Smithfield Foods, Inc., 7.00%, 8/1/11	75,000	79
Smithfield Foods, Inc., 7.75%,5/15/13	75,000	82

Total		600

Restaurants (0.0%)
Uno Restaurant Corp., 10.00%, 2/15/11 144A	12,000	11

Total		11

Total Foods		611

Gaming/Leisure/Lodging (0.7%)
Gaming (0.4%)
Boyd Gaming Corp., 7.75%, 12/15/12	75,000	80
(d)Hollywood Casino Shreveport, 13.00%, 8/1/06	50,000	41
Majestic Star Casino LLC, 9.50%, 10/15/10	55,000	57
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	76
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	52
MGM Mirage, Inc., 8.375%, 2/1/11	125,000	136
MGM Mirage, Inc., 8.50%, 9/15/10	65,000	72
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	95,000	94
Station Casinos, Inc., 6.875%, 3/1/16	50,000	51
Wheeling Island Gaming, 10.125%, 12/15/09	75,000	80

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Gaming continued
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	155,000	151

Total		890

Leisure (0.2%)
LCE Acquisition Corp., 9.00%, 8/1/14 144A	133,000	129
Universal City Development Corp., 11.75%, 4/1/10	44,000	50
Universal City Florida, 8.375%, 5/1/10	148,000	154

Total		333

Lodging (0.1%)
Corrections Corp. of America, 6.25%, 3/15/13	136,000	135
Host Marriot LP, 7.125%, 11/1/13	175,000	182

Total		317

Total Gaming/Leisure/Lodging		1,540

Health Care/Pharmaceuticals (0.4%)
Alliance Imaging, Inc., 7.25%, 12/15/12	38,000	36
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	196,000	196
General Nutrition Centers, Inc., 8.50%, 12/1/10	120,000	96
General Nutrition Centers, Inc., 8.625%, 1/15/11 144A	48,000	44
HCA, Inc., 6.95%, 5/1/12	130,000	138
Iasis Healthcare Corp., 8.75%, 6/15/14	104,000	113
Omega Healthcare Investors, 7.00%, 4/1/14	50,000	50
Tenet Healthcare Corp., 9.875%, 7/1/14	76,000	82
US Oncology, Inc., 9.00%, 8/15/12	60,000	64
Ventas Realty LP, 9.00%, 5/1/12	50,000	58
Ventas Realty LP, 6.75%, 6/1/10 144A	40,000	42

Total Health Care/Pharmaceuticals		919

Media (0.8%)
Broadcasting (0.0%)
Sinclair Broadcast Group, 8.00%, 3/15/12	38,000	39

Total		39

Cable/Satellite (0.8%)
Cablevision Systems Corp., 8.00%, 4/15/12	125,000	123
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	148
The DIRECTV Group, Inc., 8.375%, 3/15/13	25,000	28
The DIRECTV Group, Inc., 6.375%, 6/15/15 144a	260,000	259
Echostar Corp., 6.375%, 10/1/11	320,000	316
Echostar DBS Corp., 6.625%, 10/1/14	150,000	148
Intelsat Bermuda Ltd., 8.25%, 1/15/13 144A	90,000	93
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	100,000	109
Panamsat Corp., 9.00%, 8/15/14	54,000	59
Roger’s Cable, Inc., 6.25%, 6/15/13	182,000	182

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Satellite continued
Rogers Cable, Inc., 6.75%, 3/15/15	70,000	71
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	54

Total		1,590

Total Media		1,629

Real Estate (0.1%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	135,000	138

Total Real Estate		138

Services (0.3%)
Environmental Services (0.1%)
Allied Waste North America, 6.375%, 4/15/11	80,000	77
Allied Waste North America, 7.25%, 3/15/15 144A	135,000	131

Total		208

Services-Other (0.2%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	50,000	49
Knowledge Learning Center, 7.75%, 2/1/15 144A	95,000	91
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	161
United Rentals North America, Inc., 7.00%, 2/15/14	62,000	59

Total		360

Total Services		568

Technology (0.2%)
Amkor Technologies, Inc., 7.125%, 3/15/11	50,000	43
Flextronics International Ltd., 6.50%, 5/15/13	75,000	78
Stats Chippac, Inc., 6.75%, 11/15/11	88,000	84
Unisys Corp., 6.875%, 3/15/10	125,000	123
Xerox Corp., 7.20%, 4/1/16	47,000	51

Total Technology		379

Telecommunications (0.3%)
Telecommunications-Wireless (0.1%)
Rogers Wireless, Inc., 6.375%, 3/1/14	62,000	63
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	52
Rogers Wireless, Inc., 8.00%, 12/15/12	29,000	31

Total		146

Telecommunications-Wireline (0.2%)
Citizens Communications, 9.00% 8/15/31	116,000	119
GCI, Inc., 7.25%, 2/15/14	50,000	48
MCI, Inc., 8.735%, 5/1/14	85,000	95
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	24
Qwest Corp., 7.625%, 6/15/15 144A	68,000	69
Qwest Corp., 7.875%, 9/1/11 144A	130,000	136

Total		491

Total Telecommunications		637

Below Investment Grade Bonds (7.3%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.3%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	82,000	85
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	59
Laidlaw International, Inc., 10.75%, 6/15/11	28,000	33
OMI Corp., 7.625%, 12/1/13	75,000	75
Progress Rail, 7.75%, 4/1/12 144A	55,000	56
Ship Finance International, Ltd., 8.50%, 12/15/13	150,000	142
Stena AB, 7.50%, 11/1/13	140,000	137
Stena AB, 9.625%, 12/1/12	50,000	55

Total Transportation		642

Utilities (0.2%)
Aquila, Inc., 9.95%, 2/1/11	70,000	76
Midwest Generation LLC, 8.75%, 5/1/34	60,000	67
NRG Energy, Inc., 8.00%, 12/15/13 144A	20,000	21
Reliant Energy, Inc., 6.75%, 12/15/14	59,000	58
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	83
Teco Energy, Inc., 6.75%, 5/1/15 144A	40,000	42
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	100,000	100
Utilicorp Canada Finance, 7.75% 6/15/11	58,000	60

Total Utilities		507

Total Below Investment Grade Bonds (Cost: $15,896)		15,840

Money Market Investments (14.3%)

Federal Government and Agencies (14.3%)
(b)Federal Home Loan Bank Discount Corp., 2.99%, 7/6/05	21,000,000	20,991
(b)Federal Home Loan Bank Discount Corp., 3.17%, 7/20/05	3,000,000	2,995
Federal National Mortgage Association, 3.02%, 7/6/05	2,800,000	2,799
Federal National Mortgage Association, 3.17%, 7/20/05	2,500,000	2,496
(b)Freddie Discount, 3.29%, 9/20/05	1,500,000	1,489

Total Money Market Investments (Cost: $30,770)		30,770

Total Investments (101.7%) (Cost $200,018)(a)		219,369

Other Assets, Less Liabilities (-1.7%)		(3,641)

Total Net Assets (100.0%)		215,728

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

Asset Allocation Portfolio

Asset Allocation Portfolio

†	Security was fair valued under procedures adopted by the Board of Directors.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $5,939, representing 2.75% of the net assets.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $200,018 and the net unrealized appreciation of investments based on that cost was $19,351 which is comprised of $22,500 aggregate gross unrealized appreciation and $3,149 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	53	9/05	$(140)
(Total Notional Value at June 30, 2005, $15,980)
US Ten Year Treasury Note Futures (Short)	25	9/05	$12
(Total Notional Value at June 30, 2005, $2,848)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

Asset Allocation Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,003.10	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$1.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Revenue Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds – Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	9,800,000	4,796

Total Revenue Bonds (Cost: $4,368)		4,796

Corporate Bonds (16.0%)

Aerospace/Defense (0.9%)
Boeing Capital Corp., 4.75%, 8/25/08	5,359,000	5,454
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,204
L-3 Communications Corp., 5.875%, 1/15/15	2,720,000	2,638
Lockheed Martin Corp., 8.50%, 12/1/29	2,755,000	3,979
Raytheon Co., 5.50%, 11/15/12	6,584,000	6,928

Total		25,203

Auto Manufacturing (0.2%)
General Motors Acceptance Corp., 5.625%, 5/15/09	4,500,000	4,214
General Motors Acceptance Corp., 6.75%, 12/1/14	730,000	653

Total		4,867

Banking (2.4%)
Bank of America Corp., 7.40%, 1/15/11	7,668,000	8,775
Bank One Corp., 5.25%, 1/30/13	5,225,000	5,406
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	5,495,000	5,398
Citigroup, Inc., 4.50%, 7/29/09	5,200,000	5,218
Compass Bank, 5.50%, 4/1/20	3,135,000	3,275
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,297
PNC Bank NA, 5.25%, 1/15/17	1,565,000	1,620
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	1,410,000	1,451
U.S. Central Credit Union, 2.75%, 5/30/08	3,950,000	3,835
UnionBanCal Corp., 5.25%, 12/16/13	800,000	826
US Bank NA, 4.95%, 10/30/14	4,725,000	4,856
Wachovia Bank NA, 4.80%, 11/1/14	4,685,000	4,740
Washington Mutual, Inc., 5.00%, 3/22/12	5,485,000	5,592
Wells Fargo Bank, 6.45%, 2/1/11	4,850,000	5,350
World Savings Bank FSB, 4.125%, 12/15/09	7,700,000	7,667

Total		68,306

Beverage/Bottling (0.9%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,800,000	5,015
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,078

Corporate Bonds (16.0%)	Shares/ $ Par	Value $ (000’s)
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	8,975,000	9,170
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,223
Diageo PLC, 4.375%, 5/3/10	4,815,000	4,840
PepsiAmericas, Inc., 4.875%, 1/15/15	3,175,000	3,234

Total		27,560

Cable/Media/Broadcasting/Satellite (1.5%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	3,835,000	3,637
Clear Channel Communications, Inc., 5.50%, 12/15/16	4,765,000	4,405
Comcast Corp., 5.30%, 1/15/14	3,750,000	3,855
CSC Holdings, Inc., 7.25%, 7/15/08	2,715,000	2,722
Echostar Corp., 6.375%, 10/1/11	4,090,000	4,054
Roger’s Cable, Inc., 6.25%, 6/15/13	2,720,000	2,713
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,886
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,250,000	1,659
Viacom, Inc., 5.625%, 5/1/07	11,400,000	11,641
Viacom, Inc., 7.875%, 7/30/30	2,140,000	2,510

Total		43,082

Conglomerate/Diversified Manufacturing (0.2%)
Cooper Industries, Inc., 5.50%, 11/1/09	5,100,000	5,314

Total		5,314

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	4,240,000	4,247
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,806

Total		9,053

Electric Utilities (2.4%)
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,662
DTE Energy Co., 7.05%, 6/1/11	7,410,000	8,296
FPL Group Capital, Inc., 4.086%, 2/16/07	4,390,000	4,389
Indiana Michigan Power, 5.05%, 11/15/14	3,660,000	3,702
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,655,144	1,643
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	4,785,000	4,886
Oncor Electric Delivery, 6.375%, 1/15/15	800,000	887
PacifiCorp, 5.45%, 9/15/13	15,540,000	16,439
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,775,000	4,652
Progress Energy, Inc., 4.50%, 6/1/10	3,636,000	3,659
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,500,000	1,548
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,399

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (16.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison, 8.00%, 2/15/07	8,205,000	8,712
Virginia Electric & Power Co., 5.25%, 12/15/15	3,645,000	3,750

Total		71,624

Gas Pipelines (0.4%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	3,585,000	3,627
Enterprise Products Operating L.P., 4.95%, 6/1/10	8,020,000	8,057

Total		11,684

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,656

Total		3,656

Independent Finance (0.6%)
Household Finance Corp., 4.125%, 11/16/09	4,400,000	4,352
International Lease Finance Corp., 4.75%, 1/13/12	5,545,000	5,526
iStar Financial, Inc., 5.15%, 3/1/12	8,215,000	8,120

Total		17,998

Information/Data Technology (0.2%)
Hewlett-Packard Co., 5.50%, 7/1/07	6,000,000	6,148

Total		6,148

Oil and Gas (0.8%)
Conoco Funding Co., 6.35%, 10/15/11	5,000,000	5,536
Kerr-McGee Corp., 6.95%, 7/1/24	2,750,000	2,842
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,791
Occidental Petroleum, 8.45%, 2/15/29	1,900,000	2,744
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,901
Valero Energy Corp., 4.75%, 6/15/13	2,500,000	2,475
XTO Energy, Inc., 5.00%, 1/31/15	2,500,000	2,494

Total		22,783

Other Finance (0.2%)
SLM Corp., 4.00%, 1/15/10	5,560,000	5,492

Total		5,492

Paper and Forest Products (0.3%)
Georgia-Pacific Corp., 7.70%, 6/15/15	2,720,000	3,101
Weyerhaeuser Co., 7.375%, 3/15/32	4,080,000	4,811

Total		7,912

Pharmaceuticals (0.2%)
Pfizer, Inc., 5.625%, 2/1/06	7,175,000	7,249

Total		7,249

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,949
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,468

Total		7,417

Corporate Bonds (16.0%)	Shares/ $ Par	Value $ (000’s)

Railroads (0.6%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,945
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,512
Union Pacific Corp., 7.375%, 9/15/09	5,600,000	6,228

Total		17,685

Real Estate Investment Trusts (0.2%)
ERP Operating LP, 5.25%, 9/15/14	5,000,000	5,102
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,956

Total		7,058

Retail Food and Drug (0.7%)
Albertson’s, Inc., 7.50%, 2/15/11	5,485,000	6,179
CVS Corp., 4.00%, 9/15/09	4,895,000	4,850
Delhaize America Inc., 8.125%, 4/15/11	2,715,000	3,045
Safeway, Inc., 6.50%, 3/1/11	5,475,000	5,917

Total		19,991

Retail Stores (0.6%)
Federated Department Stores, 6.30%, 4/1/09	6,785,000	7,206
May Department Stores Co., 6.70%, 7/15/34	2,715,000	3,035
Target Corp., 5.40%, 10/1/08	5,605,000	5,828

Total		16,069

Security Brokers and Dealers (0.7%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	2,550,000	2,591
Goldman Sachs Group, Inc., 5.15%, 1/15/14	6,800,000	6,968
Lehman Brothers Holdings, 4.25%, 1/27/10	7,190,000	7,169
Morgan Stanley, 5.30%, 3/1/13	4,000,000	4,157

Total		20,885

Telecommunications (1.1%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,268
BellSouth Corp., 6.55%, 6/15/34	2,705,000	3,080
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	3,283
France Telecom SA, 8.00%, 3/1/11	5,440,000	6,312
SBC Communications, Inc., 6.15%, 9/15/34	1,325,000	1,435
Sprint Capital Corp., 8.375%, 3/15/12	5,000,000	6,014
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	5,440,000	5,286
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	1,080,000	1,103
Verizon Global Funding Corp., 4.375%, 6/1/13	1,500,000	1,483
Verizon Global Funding Corp., 7.75%, 12/1/30	1,620,000	2,092

Total		32,356

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (16.0%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	5,200,000	6,221

Total		6,221

Total Corporate Bonds (Cost: $461,954)		465,613

Governments (11.0%)

Governments (11.0%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	5,211
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,925
Aid-Israel, 5.50%, 4/26/24	9,840,000	11,027
(e)BECCS, 14.00%, 11/15/11	8,400,000	7,967
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,270
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,507
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,785
Overseas Private Investment, 4.10%, 11/15/14	4,118,400	4,086
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,789
US Treasury, 2.25%, 4/30/06	43,078,000	42,635
US Treasury, 2.50%, 10/31/06	77,069,000	75,973
US Treasury, 2.875%, 11/30/06	958,000	948
US Treasury, 3.50%, 5/31/07	3,705,000	3,694
US Treasury, 3.625%, 6/10/05	8,130,000	8,094
US Treasury, 3.625%, 4/30/07	7,895,000	7,891
US Treasury, 3.75%, 3/31/07	4,695,000	4,702
(g)US Treasury, 3.875%, 5/15/10	28,629,000	28,792
US Treasury, 4.00%, 2/15/15	31,680,000	31,793
(g)US Treasury, 4.125%, 5/15/15	24,143,000	24,496
US Treasury, 5.00%, 2/15/11	10,040,000	10,667
(g)US Treasury, 5.375%, 2/15/31	13,515,000	15,948

Total Governments (Cost: $314,627)		320,200

Structured Products (12.7%)

Structured Products (12.7%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	18,780,659	1,025
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	13,513,000	13,513
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	13,991,000	13,969
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,500,000	2,633
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	6,162,847	6,185

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	5,700,000	6,293
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	217,090,607	5,669
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	12,440,497	187
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	25,666,778	1,091
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	4,025,036	4,011
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	12,557,000	12,275
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	4,256,724	4,307
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,285,614	1,301
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	4,525,902	4,580
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,807,460	1,856
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,461,300	3,556
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	607,945	624
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,352,776	4,470
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	1,426,742	1,484
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	3,519,756	3,645
Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	806,884	866
Federal Home Loan Mortgage Corp. TBA, 5.50%, 7/1/35	46,657,000	47,300
Federal National Mortgage Association, 4.00%, 6/1/19	1,903,361	1,865
Federal National Mortgage Association, 4.50%, 6/1/19	15,722,428	15,664
Federal National Mortgage Association, 4.50%, 8/1/19	1,928,769	1,921
Federal National Mortgage Association, 4.50%, 12/1/19	1,735,775	1,729
Federal National Mortgage Association, 5.00%, 3/1/20	5,353,129	5,416
Federal National Mortgage Association, 5.00%, 4/1/20	2,066,775	2,091
Federal National Mortgage Association, 5.00%, 5/1/20	3,856,537	3,902
Federal National Mortgage Association, 5.00%, 4/1/35	5,711,346	5,718
Federal National Mortgage Association, 5.50%, 9/1/34	13,930,489	14,130
Federal National Mortgage Association, 5.50%, 3/1/35	13,506,124	13,699

Balanced Portfolio

Balanced Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 11/1/34	142,048	146
Federal National Mortgage Association, 6.00%, 5/1/35	7,573,972	7,767
Federal National Mortgage Association, 6.00%, 6/1/35	23,737,613	24,349
Federal National Mortgage Association, 6.00%, 7/1/35	15,392,000	15,786
Federal National Mortgage Association, 6.75%, 4/25/18	3,928,713	4,106
Federal National Mortgage Association, 6.75%, 12/25/23	520,169	521
Federal National Mortgage Association, 7.00%, 4/1/26	1,011,246	1,070
Federal National Mortgage Association, 11.00%, 12/1/12	15,214	17
Federal National Mortgage Association, 11.00%, 9/1/17	52,870	58
Federal National Mortgage Association, 11.00%, 12/1/17	4,656	5
Federal National Mortgage Association, 11.00%, 2/1/18	31,485	35
Federal National Mortgage Association, 11.50%, 4/1/18	27,735	31
Federal National Mortgage Association, 12.00%, 9/1/12	116,247	128
Federal National Mortgage Association, 12.00%, 12/1/12	51,953	58
Federal National Mortgage Association, 12.00%, 9/1/17	25,501	28
Federal National Mortgage Association, 12.00%, 10/1/17	27,203	30
Federal National Mortgage Association, 12.00%, 12/1/17	12,850	14
Federal National Mortgage Association, 12.00%, 2/1/18	44,051	49
Federal National Mortgage Association, 12.50%, 4/1/18	2,170	2
Federal National Mortgage Association, 13.00%, 11/1/12	31,428	35
Federal National Mortgage Association, 13.00%, 11/1/17	10,953	12
Federal National Mortgage Association, 13.00%, 12/1/17	8,809	10
Federal National Mortgage Association, 13.00%, 2/1/18	30,968	35
Federal National Mortgage Association TBA, 5.00%, 8/1/35	49,876,247	49,768
Federal National Mortgage Association TBA, 5.50%, 7/1/35	4,557,000	4,618
Government National Mortgage Association, 5.00%, 7/15/33	3,496,661	3,529
Government National Mortgage Association, 5.50%, 1/15/32	315,506	323
Government National Mortgage Association, 5.50%, 2/15/32	3,296,007	3,371
Government National Mortgage Association, 5.50%, 9/15/32	102,637	105

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 7.00%, 5/15/23	826,621	879
Government National Mortgage Association, 7.00%, 6/15/23	60,420	64
Government National Mortgage Association, 7.00%, 7/15/23	143,216	153
Government National Mortgage Association, 7.00%, 8/15/23	517	1
Government National Mortgage Association, 7.00%, 9/15/23	19,759	22
Government National Mortgage Association, 7.00%, 10/15/23	33,558	35
Government National Mortgage Association, 7.00%, 11/15/23	217,651	231
Government National Mortgage Association, 7.00%, 12/15/27	63,907	68
Government National Mortgage Association, 7.00%, 1/15/28	68,134	72
Government National Mortgage Association, 7.00%, 2/15/28	4,446	5
Government National Mortgage Association, 7.00%, 4/15/28	92,445	98
Government National Mortgage Association, 7.00%, 5/15/28	133,373	142
Government National Mortgage Association, 7.00%, 6/15/28	187,883	199
Government National Mortgage Association, 7.00%, 7/15/28	322,666	342
Government National Mortgage Association, 7.50%, 1/15/23	86,788	94
Government National Mortgage Association, 7.50%, 6/15/23	34,256	37
Government National Mortgage Association, 7.50%, 6/15/24	430	0
Government National Mortgage Association, 7.50%, 7/15/24	30,472	33
Government National Mortgage Association, 7.50%, 8/15/25	1,115	1
Government National Mortgage Association, 7.50%, 9/15/25	2,000	2
Government National Mortgage Association, 7.50%, 12/15/25	36,918	39
Government National Mortgage Association, 7.50%, 1/15/26	1,260	1
Government National Mortgage Association, 7.50%, 3/15/26	3,059	3
Government National Mortgage Association, 7.50%, 6/15/26	48,281	52
Government National Mortgage Association, 7.50%, 9/15/26	1,246	1
Government National Mortgage Association, 7.50%, 10/15/26	4,150	4
Government National Mortgage Association, 7.50%, 12/15/26	28,110	30
Government National Mortgage Association, 7.50%, 1/15/27	993	1
Government National Mortgage Association, 7.50%, 2/15/27	28,042	30

Balanced Portfolio

Balanced Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 7.50%, 3/15/27	3,016	3
Government National Mortgage Association, 7.50%, 4/15/27	66,877	72
Government National Mortgage Association, 7.50%, 5/15/27	31,726	34
Government National Mortgage Association, 7.50%, 7/15/27	20,468	22
Government National Mortgage Association, 8.00%, 9/15/24	67,807	73
Government National Mortgage Association, 8.00%, 5/15/26	27,582	30
Government National Mortgage Association, 8.00%, 6/15/26	24,879	27
Government National Mortgage Association, 8.00%, 7/15/26	52,969	57
Government National Mortgage Association, 8.00%, 8/15/26	27,845	30
Government National Mortgage Association, 8.00%, 9/15/26	54,037	58
Government National Mortgage Association, 8.00%, 10/15/26	100,170	109
Government National Mortgage Association, 8.00%, 12/15/26	28,973	31
Government National Mortgage Association, 8.00%, 4/15/27	84,802	92
Government National Mortgage Association, 8.00%, 6/15/27	22,233	24
Government National Mortgage Association, 8.00%, 7/15/27	16,904	19
Government National Mortgage Association, 8.00%, 7/20/28	132,800	143
Government National Mortgage Association, 8.50%, 5/15/22	323	0
Government National Mortgage Association, 8.50%, 10/15/22	8,181	9
Government National Mortgage Association, 8.50%, 12/15/22	1,888	2
Government National Mortgage Association, 8.50%, 6/15/24	653	1
Government National Mortgage Association, 8.50%, 7/15/24	7,945	9
Government National Mortgage Association, 8.50%, 12/15/24	640	1
Government National Mortgage Association, 8.50%, 1/15/25	1,625	2
Government National Mortgage Association, 8.50%, 2/15/25	3,621	3
Government National Mortgage Association, 8.50%, 11/15/25	1,037	1
Government National Mortgage Association, 8.50%, 1/15/26	9,404	10
Government National Mortgage Association, 8.50%, 3/15/26	2,075	2
Government National Mortgage Association, 8.50%, 4/15/26	6,298	7
Government National Mortgage Association, 8.50%, 5/15/26	842	1

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 11.00%, 1/15/18	1,253,591	1,389
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	13,525,000	13,503
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	6,745,000	6,745
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	8,506,482	187
Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08	14,984,442	15,803
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	732,363	732
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	4,500,000	4,632

Total Structured Products (Cost: $368,712)		369,663

Common Stocks (48.2%)

Consumer Discretionary (5.5%)
*Apollo Group, Inc. — Class A	21,000	1,643
*AutoNation, Inc.	28,700	589
*AutoZone, Inc.	8,475	784
*Bed Bath & Beyond, Inc.	38,000	1,588
Best Buy Co., Inc.	38,400	2,632
*Big Lots, Inc.	14,600	193
The Black & Decker Corp.	10,300	925
Brunswick Corp.	12,500	542
Carnival Corp.	67,773	3,697
Centex Corp.	16,500	1,166
Circuit City Stores, Inc.	24,600	425
Clear Channel Communications, Inc.	65,550	2,027
*Coach, Inc.	48,500	1,628
*Comcast Corp. — Class A	283,737	8,711
Cooper Tire & Rubber Co.	8,200	152
Dana Corp.	19,315	290
Darden Restaurants, Inc.	18,749	618
Delphi Corp.	72,169	336
Dillard’s, Inc. — Class A	9,236	216
Dollar General Corp.	38,865	791
Dow Jones & Co., Inc.	9,080	322
Eastman Kodak Co.	36,917	991
*eBay, Inc.	156,300	5,159
Family Dollar Stores, Inc.	21,500	561
Federated Department Stores, Inc.	21,912	1,606
Ford Motor Co.	236,707	2,424
Fortune Brands, Inc.	18,733	1,663
Gannett Co., Inc.	31,950	2,273
The Gap, Inc.	97,525	1,926
General Motors Corp.	72,725	2,473

Balanced Portfolio

Balanced Portfolio

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Genuine Parts Co.	22,475	923
*The Goodyear Tire & Rubber Co.	22,600	337
H&R Block, Inc.	21,250	1,240
Harley-Davidson, Inc.	36,575	1,814
Harrah’s Entertainment, Inc.	23,350	1,683
Hasbro, Inc.	21,575	449
Hilton Hotels Corp.	49,150	1,172
The Home Depot, Inc.	276,097	10,741
International Game Technology	44,200	1,244
*The Interpublic Group of Companies, Inc.	54,400	663
J. C. Penney Co., Inc.	33,825	1,779
Johnson Controls, Inc.	24,700	1,391
Jones Apparel Group, Inc.	15,500	481
KB HOME	10,700	816
Knight-Ridder, Inc.	9,550	586
*Kohl’s Corp.	41,933	2,344
Leggett & Platt, Inc.	24,367	648
Limited Brands, Inc.	48,899	1,047
Liz Claiborne, Inc.	14,000	557
Lowe’s Companies, Inc.	99,350	5,784
Marriott International, Inc. — Class A	25,500	1,740
Mattel, Inc.	52,960	969
May Department Stores Co.	38,500	1,546
Maytag Corp.	10,267	161
McDonald’s Corp.	163,071	4,525
The McGraw-Hill Companies, Inc.	48,180	2,132
Meredith Corp.	5,800	285
The New York Times Co. — Class A	18,692	582
Newell Rubbermaid, Inc.	35,411	844
News Corp. — Class A	371,000	6,003
NIKE, Inc. — Class B	29,400	2,546
Nordstrom, Inc.	15,833	1,076
*Office Depot, Inc.	40,643	928
OfficeMax, Inc.	9,100	271
Omnicom Group, Inc.	23,600	1,885
Pulte Homes, Inc.	15,300	1,289
RadioShack Corp.	20,067	465
Reebok International, Ltd.	7,200	301
*Sears Holdings Corp.	13,199	1,978
The Sherwin-Williams Co.	16,060	756
Snap-on, Inc.	7,417	254
The Stanley Works	9,650	439
Staples, Inc.	94,775	2,021
*Starbucks Corp.	50,150	2,591
Starwood Hotels & Resorts Worldwide, Inc.	27,800	1,628
Target Corp.	113,643	6,183
Tiffany & Co.	18,533	607
*Time Warner, Inc.	602,800	10,074
The TJX Companies, Inc.	60,500	1,473
*Toys “R” Us, Inc.	28,450	753
Tribune Co.	38,331	1,348
*Univision Communications, Inc. — Class A	37,400	1,030
V. F. Corp.	12,843	735
Viacom, Inc. — Class B	207,361	6,640
Visteon Corp.	16,512	100
The Walt Disney Co.	262,633	6,613

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Wendy’s International, Inc.	14,750	703
Whirlpool Corp.	8,650	606
Yum! Brands, Inc.	37,280	1,942

Total		160,072

Consumer Staples (4.9%)
Alberto-Culver Co.	11,000	477
Albertson’s, Inc.	47,395	980
Altria Group, Inc.	266,404	17,226
Anheuser-Busch Companies, Inc.	99,919	4,571
Archer-Daniels-Midland Co.	80,275	1,716
Avon Products, Inc.	60,750	2,299
Brown-Forman Corp. — Class B	11,568	699
Campbell Soup Co.	41,754	1,285
The Clorox Co.	19,850	1,106
The Coca-Cola Co.	291,200	12,158
Coca-Cola Enterprises, Inc.	45,400	999
Colgate-Palmolive Co.	67,254	3,357
ConAgra Foods, Inc.	66,633	1,543
Costco Wholesale Corp.	61,452	2,754
CVS Corp.	104,166	3,028
General Mills, Inc.	47,533	2,224
The Gillette Co.	128,365	6,499
H.J. Heinz Co.	44,983	1,593
The Hershey Co.	28,000	1,739
Kellogg Co.	44,943	1,997
Kimberly-Clark Corp.	61,497	3,849
*The Kroger Co.	93,773	1,785
McCormick & Co., Inc.	17,400	569
Molson Coors Brewing Co.	10,100	626
The Pepsi Bottling Group, Inc.	25,200	721
PepsiCo, Inc.	215,400	11,617
The Procter & Gamble Co.	318,346	16,793
Reynolds American, Inc.	15,000	1,182
Safeway, Inc.	57,700	1,303
Sara Lee Corp.	101,284	2,006
SUPERVALU, Inc.	17,550	572
SYSCO Corp.	81,450	2,948
UST, Inc.	21,233	969
Wal-Mart Stores, Inc.	430,433	20,748
Walgreen Co.	131,554	6,050
Wm. Wrigley Jr. Co.	25,233	1,737

Total		141,725

Energy (4.3%)
Amerada Hess Corp.	11,000	1,172
Anadarko Petroleum Corp.	30,277	2,487
Apache Corp.	42,230	2,728
Ashland, Inc.	8,600	618
Baker Hughes, Inc.	43,540	2,228
BJ Services Co.	20,800	1,092
Burlington Resources, Inc.	49,572	2,738
Chevron Corp.	269,968	15,097
ConocoPhillips	179,106	10,297
Devon Energy Corp.	60,900	3,086
El Paso Corp.	82,917	955
EOG Resources, Inc.	30,780	1,748
Exxon Mobil Corp.	818,871	47,062

Balanced Portfolio

Balanced Portfolio

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Halliburton Co.	65,085	3,112
Kerr-McGee Corp.	15,008	1,145
Kinder Morgan, Inc.	13,933	1,159
Marathon Oil Corp.	44,791	2,390
*Nabors Industries, Ltd.	19,150	1,161
*National Oilwell Varco, Inc.	22,100	1,051
Noble Corp.	17,450	1,073
Occidental Petroleum Corp.	51,280	3,945
Rowan Companies, Inc.	13,950	414
Schlumberger, Ltd.	75,833	5,759
Sunoco, Inc.	8,850	1,006
*Transocean, Inc.	41,954	2,264
Unocal Corp.	34,933	2,272
Valero Energy Corp.	33,000	2,611
The Williams Companies, Inc.	73,400	1,395
XTO Energy, Inc.	46,433	1,578

Total		123,643

Financials (9.7%)
ACE, Ltd.	37,000	1,659
AFLAC, Inc.	64,550	2,794
The Allstate Corp	85,969	5,137
Ambac Financial Group, Inc.	13,900	970
American Express Co.	150,700	8,022
American International Group, Inc.	333,790	19,393
AmSouth Bancorporation	45,445	1,182
Aon Corp.	40,875	1,024
Apartment Investment & Management Co. — Class A	12,300	503
Archstone-Smith Trust	25,600	989
Bank of America Corp	517,390	23,598
The Bank of New York Co., Inc.	100,120	2,881
BB&T Corp.	70,300	2,810
The Bear Stearns Companies, Inc.	14,645	1,522
Capital One Financial Corp.	32,400	2,592
The Charles Schwab Corp.	146,586	1,653
The Chubb Corp.	25,150	2,153
Cincinnati Financial Corp.	21,418	847
CIT Group, Inc.	27,100	1,164
Citigroup, Inc.	669,274	30,940
Comerica, Inc.	21,700	1,254
Compass Bancshares, Inc.	15,900	716
Countrywide Financial Corp.	75,598	2,919
*E*TRADE Financial Corp.	47,400	663
Equity Office Properties Trust	52,400	1,734
Equity Residential	36,900	1,359
Fannie Mae	124,529	7,272
Federated Investors, Inc. — Class B	12,200	366
Fifth Third Bancorp	67,143	2,767
First Horizon National Corp.	16,000	675
Franklin Resources, Inc.	25,450	1,959
Freddie Mac	88,814	5,793
Golden West Financial Corp.	36,400	2,343
The Goldman Sachs Group, Inc.	56,800	5,795
The Hartford Financial Services Group, Inc.	38,150	2,853
Huntington Bancshares, Inc.	29,900	722
Janus Capital Group, Inc.	29,171	439

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Jefferson-Pilot Corp.	17,453	880
JPMorgan Chase & Co.	452,609	15,986
KeyCorp	52,425	1,738
Lehman Brothers Holdings, Inc.	35,556	3,530
Lincoln National Corp.	22,360	1,049
Loews Corp.	20,533	1,591
M&T Bank Corp.	12,600	1,325
Marsh & McLennan Companies, Inc.	68,580	1,900
Marshall & Ilsley Corp.	27,400	1,218
MBIA, Inc.	17,450	1,035
MBNA Corp.	163,095	4,267
Mellon Financial Corp.	54,409	1,561
Merrill Lynch & Co., Inc.	121,600	6,689
MetLife, Inc.	94,315	4,239
MGIC Investment Corp.	12,100	789
Moody’s Corp.	35,500	1,596
Morgan Stanley	140,931	7,395
National City Corp.	76,479	2,609
North Fork Bancorporation, Inc.	61,400	1,725
Northern Trust Corp.	26,150	1,192
Plum Creek Timber Co., Inc. (REIT)	23,700	860
PNC Financial Services Group, Inc.	36,500	1,988
Principal Financial Group, Inc.	37,800	1,584
The Progressive Corp.	25,600	2,530
ProLogis	24,000	966
*Providian Financial Corp.	37,843	667
Prudential Financial, Inc.	67,200	4,412
Regions Financial Corp.	59,675	2,022
SAFECO Corp.	16,350	888
Simon Property Group, Inc.	28,300	2,051
SLM Corp.	53,958	2,741
Sovereign Bancorp, Inc.	46,900	1,048
The St. Paul Travelers Companies, Inc.	86,631	3,425
State Street Corp.	42,600	2,055
SunTrust Banks, Inc.	43,667	3,155
Synovus Financial Corp.	40,050	1,148
T. Rowe Price Group, Inc.	15,900	995
Torchmark Corp.	13,350	697
U.S. Bancorp	235,809	6,886
UnumProvident Corp.	38,306	702
Wachovia Corp.	202,788	10,058
Washington Mutual, Inc.	112,838	4,591
Wells Fargo & Co.	217,085	13,368
XL Capital, Ltd. — Class A	18,000	1,340
Zions Bancorporation	11,500	846

Total		284,799

Health Care (6.5%)
Abbott Laboratories	199,525	9,778
*Aetna, Inc.	37,358	3,094
Allergan, Inc.	16,733	1,426
AmerisourceBergen Corp.	13,600	940
*Amgen, Inc.	159,223	9,626
Applera Corp. — Applied Biosystems Group	25,367	499
Bausch & Lomb, Inc.	6,900	573
Baxter International, Inc.	79,900	2,964
Becton, Dickinson and Co.	32,450	1,703

Balanced Portfolio

Balanced Portfolio

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Biogen Idec, Inc.	44,320	1,527
Biomet, Inc.	32,355	1,121
*Boston Scientific Corp.	96,480	2,605
Bristol-Myers Squibb Co.	251,444	6,281
C. R. Bard, Inc.	13,500	898
Cardinal Health, Inc.	55,050	3,170
*Caremark Rx, Inc.	58,400	2,600
*Chiron Corp.	19,078	666
CIGNA Corp.	16,871	1,806
Eli Lilly and Co.	145,766	8,121
*Express Scripts, Inc.	19,000	950
*Fisher Scientific International, Inc.	15,500	1,006
*Forest Laboratories, Inc.	43,834	1,703
*Genzyme Corp.	32,500	1,953
*Gilead Sciences, Inc.	58,100	2,556
Guidant Corp.	41,812	2,814
HCA, Inc.	53,915	3,055
Health Management Associates, Inc. — Class A	31,700	830
*Hospira, Inc.	20,342	793
*Humana, Inc.	20,800	827
IMS Health, Inc.	29,133	722
Johnson & Johnson	382,523	24,863
*King Pharmaceuticals, Inc.	31,066	324
*Laboratory Corporation of America Holdings	17,300	863
Manor Care, Inc.	11,100	441
McKesson Corp.	37,993	1,702
*Medco Health Solutions, Inc.	35,662	1,903
*MedImmune, Inc.	31,900	852
Medtronic, Inc.	155,600	8,059
Merck & Co., Inc.	283,400	8,729
*Millipore Corp.	6,400	363
Mylan Laboratories, Inc.	34,600	666
PerkinElmer, Inc.	16,700	316
Pfizer, Inc.	956,459	26,378
Quest Diagnostics, Inc.	23,400	1,247
Schering-Plough Corp.	189,750	3,617
*St. Jude Medical, Inc.	46,600	2,032
Stryker Corp.	48,200	2,292
*Tenet Healthcare Corp.	60,250	737
*Thermo Electron Corp.	20,700	556
UnitedHealth Group, Inc.	162,856	8,491
*Waters Corp.	15,100	561
*Watson Pharmaceuticals, Inc.	14,200	420
*WellPoint, Inc.	78,800	5,488
Wyeth	172,171	7,662
*Zimmer Holdings, Inc.	31,773	2,420

Total		187,589

Industrials (5.4%)
3M Co.	99,024	7,159
*Allied Waste Industries, Inc.	34,850	276
American Power Conversion Corp.	23,350	551
American Standard Companies, Inc.	23,000	964
Avery Dennison Corp.	13,050	691
The Boeing Co.	106,318	7,017
Burlington Northern Santa Fe Corp.	48,408	2,279

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Caterpillar, Inc.	43,912	4,185
Cendant Corp.	135,273	3,026
Cintas Corp.	19,267	744
Cooper Industries, Ltd. — Class A	11,900	760
CSX Corp.	27,850	1,188
Cummins, Inc.	5,600	418
Danaher Corp.	35,400	1,853
Deere & Co.	31,740	2,079
*Delta Air Lines, Inc.	18,433	69
Dover Corp.	26,233	954
Eaton Corp.	19,400	1,162
Emerson Electric Co.	53,625	3,359
Equifax, Inc.	16,700	596
FedEx Corp.	38,840	3,146
Fluor Corp.	11,100	639
General Dynamics Corp.	25,800	2,826
General Electric Co.	1,364,398	47,277
Goodrich Corp.	15,500	635
Honeywell International, Inc.	109,750	4,020
Illinois Tool Works, Inc.	35,100	2,797
Ingersoll-Rand Co. — Class A	21,670	1,546
ITT Industries, Inc.	11,900	1,162
L-3 Communications Holdings, Inc.	15,300	1,172
Lockheed Martin Corp.	52,022	3,375
Masco Corp.	55,800	1,772
*Monster Worldwide, Inc.	15,533	445
*Navistar International Corp.	8,520	273
Norfolk Southern Corp.	52,043	1,611
Northrop Grumman Corp.	46,162	2,550
PACCAR, Inc.	22,327	1,518
Pall Corp.	16,016	486
Parker Hannifin Corp.	15,500	961
Pitney Bowes, Inc.	29,627	1,290
R. R. Donnelley & Sons Co.	27,433	947
Raytheon Co.	58,200	2,277
Robert Half International, Inc.	20,560	513
Rockwell Automation, Inc.	22,450	1,094
Rockwell Collins, Inc.	22,950	1,094
Ryder System, Inc.	8,300	304
Southwest Airlines Co.	94,895	1,322
Textron, Inc.	17,350	1,316
Tyco International, Ltd.	259,783	7,586
Union Pacific Corp.	33,840	2,193
United Parcel Service, Inc. — Class B	143,300	9,912
United Technologies Corp.	131,666	6,761
W.W. Grainger, Inc.	10,700	586
Waste Management, Inc.	73,097	2,072

Total		156,808

Information Technology (7.3%)
*ADC Telecommunications, Inc.	14,907	325
Adobe Systems, Inc.	62,950	1,802
*Advanced Micro Devices, Inc.	50,800	881
*Affiliated Computer Services, Inc. — Class A	16,300	833
*Agilent Technologies, Inc.	55,588	1,280
*Altera Corp.	47,765	947
Analog Devices, Inc.	47,643	1,778

Balanced Portfolio

Balanced Portfolio

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Andrew Corp.	20,862	266
*Apple Computer, Inc.	106,000	3,902
Applied Materials, Inc.	211,500	3,422
*Applied Micro Circuits Corp.	39,400	101
Autodesk, Inc.	29,432	1,012
Automatic Data Processing, Inc.	75,000	3,148
*Avaya, Inc.	61,412	511
*BMC Software, Inc.	28,540	512
*Broadcom Corp. — Class A	37,600	1,335
*CIENA Corp.	74,200	155
*Cisco Systems, Inc.	822,167	15,711
*Citrix Systems, Inc.	21,780	472
Computer Associates International, Inc.	68,432	1,881
*Computer Sciences Corp.	23,650	1,034
*Compuware Corp.	49,943	359
*Comverse Technology, Inc.	25,800	610
*Convergys Corp.	18,250	260
*Corning, Inc.	186,400	3,098
*Dell, Inc.	311,467	12,306
*Electronic Arts, Inc.	39,400	2,230
Electronic Data Systems Corp.	66,700	1,284
*EMC Corp.	309,086	4,238
First Data Corp.	100,147	4,020
*Fiserv, Inc.	24,625	1,058
Freescale Semiconductor Inc.	51,706	1,095
*Gateway, Inc.	38,250	126
Hewlett-Packard Co.	371,267	8,728
Intel Corp.	794,143	20,694
International Business Machines Corp.	207,510	15,397
*Intuit, Inc.	23,900	1,078
*Jabil Circuit, Inc.	23,733	729
*JDS Uniphase Corp.	186,300	283
KLA-Tencor Corp.	25,300	1,106
*Lexmark International, Inc. — Class A	16,300	1,057
Linear Technology Corp.	39,350	1,444
*LSI Logic Corp.	49,900	424
*Lucent Technologies, Inc.	569,862	1,658
Maxim Integrated Products, Inc.	42,200	1,612
*Mercury Interactive Corp.	11,100	426
*Micron Technology, Inc.	79,050	807
Microsoft Corp.	1,292,600	32,107
Molex, Inc.	21,575	562
Motorola, Inc.	315,419	5,760
National Semiconductor Corp.	44,886	989
*NCR Corp.	24,000	843
*Network Appliance, Inc.	47,100	1,332
*Novell, Inc.	49,000	304
*Novellus Systems, Inc.	17,800	440
*NVIDIA Corp.	21,700	580
*Oracle Corp.	568,850	7,509
*Parametric Technology Corp.	34,920	223
Paychex, Inc.	45,740	1,488
*PMC-Sierra, Inc.	23,200	216
*QLogic Corp.	11,650	360
QUALCOMM, Inc.	210,166	6,938
Sabre Holdings Corp. — Class A	16,909	337
*Sanmina-SCI Corp.	67,600	370
Scientific-Atlanta, Inc.	19,600	652

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Siebel Systems, Inc.	66,500	592
*Solectron Corp.	125,100	474
*Sun Microsystems, Inc.	438,154	1,634
*SunGard Data Systems, Inc.	37,300	1,312
*Symantec Corp.	91,500	1,989
Symbol Technologies, Inc.	31,250	308
Tektronix, Inc.	11,340	264
*Tellabs, Inc.	57,708	502
*Teradyne, Inc.	25,150	301
Texas Instruments, Inc.	213,875	6,003
*Unisys Corp.	43,550	276
*VERITAS Software Corp.	55,001	1,342
*Xerox Corp.	123,300	1,700
Xilinx, Inc.	45,100	1,150
*Yahoo!, Inc.	168,900	5,852

Total		212,144

Materials (1.4%)
Air Products and Chemicals, Inc.	29,533	1,781
Alcoa, Inc.	112,243	2,933
Allegheny Technologies, Inc.	11,531	254
Ball Corp.	14,168	509
Bemis Co., Inc.	13,800	366
The Dow Chemical Co.	123,624	5,505
E. I. du Pont de Nemours and Co.	128,145	5,512
Eastman Chemical Co.	10,375	572
Ecolab, Inc.	28,300	916
Engelhard Corp.	15,500	443
Freeport-McMoRan Copper & Gold, Inc. — Class B	23,119	866
Georgia-Pacific Corp.	33,458	1,064
Great Lakes Chemical Corp.	6,700	211
*Hercules, Inc.	14,500	205
International Flavors & Fragrances, Inc.	11,375	412
International Paper Co.	63,124	1,907
Louisiana-Pacific Corp.	14,300	351
MeadWestvaco Corp.	24,014	673
Monsanto Co.	34,478	2,168
Newmont Mining Corp.	57,330	2,238
Nucor Corp.	20,634	941
*Pactiv Corp.	19,200	414
Phelps Dodge Corp.	12,510	1,157
PPG Industries, Inc.	22,133	1,389
Praxair, Inc.	41,600	1,939
Rohm and Haas Co.	24,834	1,151
*Sealed Air Corp.	10,736	535
Sigma-Aldrich Corp.	8,900	499
Temple-Inland, Inc.	16,000	594
United States Steel Corp.	14,650	504
Vulcan Materials Co.	13,100	851
Weyerhaeuser Co.	31,520	2,006

Total		40,866

Telecommunication Services (1.5%)
ALLTEL Corp.	42,043	2,618
AT&T Corp.	103,074	1,963
BellSouth Corp.	235,535	6,258
CenturyTel, Inc.	16,900	585

Balanced Portfolio

Balanced Portfolio

Common Stocks (48.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Citizens Communications Co.	43,800	589
*Nextel Communications, Inc. — Class A	144,733	4,676
*Qwest Communications International, Inc.	215,120	798
SBC Communications, Inc.	424,933	10,092
Sprint Corp.	190,311	4,775
Verizon Communications, Inc.	355,938	12,298

Total		44,652

Utilities (1.7%)
*The AES Corp.	84,075	1,377
*Allegheny Energy, Inc.	20,900	527
Ameren Corp.	26,133	1,445
American Electric Power Co., Inc.	49,420	1,822
*Calpine Corp.	69,240	235
Centerpoint Energy, Inc.	37,326	493
Cinergy Corp.	25,538	1,145
*CMS Energy Corp.	28,100	423
Consolidated Edison, Inc.	31,225	1,463
Constellation Energy Group	22,800	1,315
Dominion Resources, Inc.	43,825	3,216
DTE Energy Co.	22,450	1,050
Duke Energy Corp.	119,242	3,545
*Dynegy, Inc. — Class A	42,700	208
Edison International	41,880	1,698
Entergy Corp.	27,291	2,062
Exelon Corp.	86,124	4,420
FirstEnergy Corp.	42,474	2,043
FPL Group, Inc.	50,386	2,119
KeySpan Corp.	22,200	904
Nicor, Inc.	5,650	233
NiSource, Inc.	34,984	865
Peoples Energy Corp.	4,900	213
PG&E Corp.	47,575	1,786
Pinnacle West Capital Corp.	12,700	565
PPL Corp.	24,433	1,451
Progress Energy, Inc.	31,979	1,447
Public Service Enterprise Group, Inc.	30,740	1,870
Sempra Energy	30,759	1,271
The Southern Co.	95,800	3,321
TECO Energy, Inc.	26,600	503
TXU Corp.	30,815	2,560
Xcel Energy, Inc.	51,770	1,011

Total		48,606

Total Common Stocks (Cost: $778,706)		1,400,904

Money Market Investments (18.1%)

Federal Government & Agencies (10.2%)
(b)Federal Home Loan, 2.99%, 7/11/05	100,000,000	99,917
(b)Federal National Mortgage Association, 2.98%, 7/14/05	130,000,000	129,861

Money Market Investments (18.1%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
(b)Federal National Mortgage Association, 3.02%, 7/13/05	30,000,000	29,970
(b)Freddie Discount, 3.29%, 9/20/05	34,200,000	33,941

Total		293,689

Finance Lessors (1.0%)
(b)Ranger Funding Co., LLC, 3.28%, 7/27/05	15,000,000	14,965
(b)Windmill Funding Corp., 3.18%, 8/3/05	15,000,000	14,956

Total		29,921

Finance Services (0.7%)
(b)HBOS Treasury Services, 2.95%, 12/30/05	4,050,000	4,036
(b)Preferred Receivable Funding, 3.27%, 7/28/05	15,000,000	14,963

Total		18,999

Miscellaneous Business Credit Institutions (1.0%)
(b)Caterpillar Inc., 3.24%, 7/8/05	15,000,000	14,991
Paccar Financial Corp., 3.26%, 7/7/05	15,000,000	14,991

Total		29,982

National Commercial Banks (0.9%)
First Union Corp., 7.55%, 8/18/05	2,800,000	2,813
UBS Finance Delaware LLC, 3.37%, 7/1/05	16,330,000	16,330
Wells Fargo Co., 6.20%, 12/1/05	4,100,000	4,135
Wells Fargo Co., 6.875%, 4/1/06	3,600,000	3,673

Total		26,951

Personal Credit Institutions (0.8%)
American Express Credit, 3.22%, 7/14/05	15,000,000	14,982
Household Finance Corp., 6.50%, 1/24/06	7,108,000	7,211

Total		22,193

Pharmaceutical Preparations (0.2%)
Pharmacia Corp, 5.75%, 12/1/05	4,480,000	4,519

Total		4,519

Security Brokers and Dealers (1.6%)
Goldman Sachs Group, 3.16%, 7/15/05	15,000,000	14,983
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	5,400,000	5,490
Merrill Lynch & Co., 3.47%, 3/17/06	3,240,000	3,241
Merrill Lynch & Co., 7.00%, 3/15/06	5,400,000	5,508
Morgan Stanley, 3.75%, 3/27/06	3,600,000	3,607
Morgan Stanley Dean Witter, 3.29%, 8/15/05	15,000,000	14,938

Total		47,767

Balanced Portfolio

Balanced Portfolio

Money Market Investments (18.1%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.4%)
Cit Group Inc., 6.50%, 2/7/06	2,700,000	2,741
Citigroup Inc., 6.75%, 12/1/05	2,700,000	2,732
Old Line Funding Corp., 3.18%, 8/1/05	12,529,000	12,495
Sheffield Receivables, 3.10%, 7/8/05	10,000,000	9,994
Sheffield Receivables, 3.11%, 7/11/05	13,400,000	13,388

Total		41,350

Utilities (0.3%)
National Rural Utility, 3.24%, 7/21/05	10,000,000	9,982

Total		9,982

Total Money Market Investments (Cost: $525,502)		525,353

Total Investments (106.2%) (Cost $2,453,869)(a)		3,086,529

Other Assets, Less Liabilities (-6.2%)		(179,933)

Total Net Assets (100.0%)		2,906,596

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $43,678, representing 1.50% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)At	June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $2,453,869 and the net unrealized appreciation of investments based on that cost was $632,660 which is comprised of $746,300 aggregate gross unrealized appreciation and $113,640 aggregate gross unrealized depreciation.

(b)All	or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation / (Depreciation) (000’s)
S&P 500 Index Futures (Long)	457	9/05	$(1,379)
(Total Notional Value at June 30, 2005, $137,964) US Long Bond (CBT) Commodity Futures (Long)	50	9/05	$124
(Total Notional Value at June 30, 2005, $5,814) US Ten Year Treasury Note Futures (Short)	500	9/05	$149
(Total Notional Value at June 30, 2005, $56,883)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio

High Yield Bond Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$996.90	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
L-3 Communications Corp., 6.125%, 7/15/13	765,000	769
L-3 Communications Corp., 7.625%, 6/15/12	765,000	815

Total Aerospace/Defense		1,584

Autos/Vehicle Parts (3.3%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	1,302,000	1,094
General Motors Acceptance Corp., 8.00%, 11/01/31	1,540,000	1,374
General Motors Corp., 8.375%, 7/15/33	325,000	271
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	2,680,000	2,632
HLI Operating Co., 10.50%, 6/15/10	655,000	642
Metaldyne Corp., 10.00%, 11/1/13 144A	1,119,000	918
Visteon Corp., 8.25%, 8/1/10	940,000	870

Total Autos/Vehicle Parts		7,801

Basic Materials (13.7%)
Chemicals (4.8%)
BCP Caylux Holding, 9.625%, 6/15/14	1,228,000	1,375
Borden US Finance Corp., 9.00%, 7/15/14 144A	562,000	572
Crompton Corp., 9.875%, 8/1/12	469,000	544
Equistar Chemicals LP, 8.75%, 2/15/09	2,265,000	2,385
Equistar Chemicals LP, 10.625%, 5/1/11	1,150,000	1,269
Huntsman LLC, 11.50%, 7/15/12	745,000	874
Invista, 9.25%, 5/1/12 144A	2,000,000	2,185
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,725,000	1,902

Total		11,106

Metals/Mining (1.3%)
Massey Energy Co., 6.625%, 11/15/10	1,130,000	1,164
Novelis, Inc., 7.25%, 2/15/15 144A	1,868,000	1,875

Total		3,039

Packaging/Containers (3.2%)
Anchor Glass Container, 11.00%, 2/15/13	1,685,000	1,314
Graham Packaging Co., 9.875%, 10/15/14 144A	1,476,000	1,480
Graphic Packaging International Corp., 9.50%, 8/15/13	1,576,000	1,588
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,076
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,130,000	1,201
Pliant Corp., 11.125%, 9/1/09	1,002,000	977

Total		7,636

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Paper & Forest Products (4.4%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,297,000	1,303
Appleton Papers, Inc., 9.75%, 6/15/14	1,197,000	1,155
Cascades Inc., 7.25%, 2/15/13	1,638,000	1,601
Domtar Inc., 7.875%, 10/15/11	2,410,000	2,549
Georgia-Pacific Corp., 8.125%, 5/15/11	1,885,000	2,125
(c)(f)JSG Holding PLC, 11.50%, 10/1/15 144A	506,684	494
Smurfit-Stone Container, 8.375%, 7/1/12	1,035,000	1,045

Total		10,272

Total Basic Materials		32,053

Builders/Building Materials (2.6%)
Building Materials (1.3%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,876,000	1,510
Ply Gem Industries, Inc., 9.00%, 2/15/12	1,860,000	1,572

Total		3,082

Home Builders (1.3%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	1,125,000	1,046
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	772
William Lyon Homes, 7.50%, 2/15/14	690,000	649
William Lyon Homes, 7.625%, 12/15/12	525,000	501

Total		2,968

Total Builders/Building Materials		6,050

Capital Goods (4.9%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	1,825,000	1,971
Bombardier Recreational, 8.375%, 12/15/13	970,000	1,033
Case New Holland, Inc., 9.25%, 8/1/11 144A	2,431,000	2,553
Coleman Cable, Inc., 9.875%, 10/1/12 144A	1,125,000	1,001
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	1,800,000	1,917
(e)Standadyne Corp., 0.00%, 2/15/15	2,530,000	1,366
Sup Essx Com & Essx Group, 9.00%, 4/15/12	774,000	766
Trimas Corp., 9.875%, 6/15/12	975,000	819

Total Capital Goods		11,426

Consumer Products/Retailing (9.5%)
Consumer Products (4.1%)
ALH Finance LLC, 8.50%, 1/15/13	1,492,000	1,367
Amscan Holdings, Inc., 8.75%, 5/1/14	1,408,000	1,288
Hines Nurseries, Inc., 10.25%, 10/1/11	1,314,000	1,353
Jostens IH Corp., 7.625%, 10/1/12	844,000	833

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Products continued
Rent-A-Center, 7.50%, 5/1/10	2,288,000	2,288
Samsonite Corp., 8.875%, 6/1/11	1,431,000	1,520
(e)Simmons Co., 0.00%, 12/15/14 144A	2,195,000	988

Total		9,637

Retail Food & Drug (3.2%)
Delhaize America, Inc., 8.125%, 4/15/11	2,640,000	2,962
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	2,204,000	2,176
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,550
Stater Brothers Holdings, 8.125%, 6/15/12	755,000	736

Total		7,424

Textile/Apparel (2.2%)
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,812
Perry Ellis International, Inc., 8.875%, 9/15/13	753,000	753
Phillips-Van Heusen Corp., 7.25%, 2/15/11	1,500,000	1,575
Phillips-Van Heusen Corp., 8.125%, 5/1/13	200,000	217
Warnaco, Inc., 8.875%, 6/15/13	755,000	834

Total		5,191

Total Consumer Products/Retailing		22,252

Energy (4.5%)
Gas Pipelines/Oil Field Services (0.8%)
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,418
Harvest Operations Corp., 7.875%, 10/15/11	470,000	448

Total		1,866

Oil & Gas Exploration/Production (2.9%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	938,000	961
Chesapeake Energy Corp., 6.625%, 1/15/06 144A	1,410,000	1,456
Kerr-McGee Corp., 6.875%, 9/15/11	1,885,000	2,013
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,113
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,279

Total		6,822

Oil Refining & Marketing (0.8%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	1,880,000	1,955
Total		1,955

Total Energy		10,643

Financials (7.5%)
Financials Services (6.3%)
Dollar Financial Group, 9.75%, 11/15/11	1,125,000	1,160
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/2010 144A	5,000,000	5,003
Dow Jones Credit Derivative High Yield, 7.75%, 12/29/09 144A	1,225,000	1,240
LaBranche & Co., Inc., 9.50%, 5/15/09	1,130,000	1,187
LaBranche & Co., Inc., 11.00%, 5/15/12	936,000	1,011

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Financials Services continued
Refco Finance Holdings, 9.00%, 8/1/12	2,253,000	2,388
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	2,835,000	2,906

Total		14,895

Insurance (1.2%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	925,000	1,004
Fairfax Financial Holdings, 7.75%, 4/26/12	1,877,000	1,783

Total		2,787

Total Financials		17,682

Foods (3.9%)
Food/Beverage/Tobacco (3.8%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	971
Gold Kist, Inc., 10.25%, 3/15/14	604,000	683
Land O Lakes, Inc., 9.00%, 12/15/10	1,503,000	1,619
Merisant Co., 9.50%, 7/15/13 144A	951,000	675
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	1,915,000	1,910
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	765,000	778
Smithfield Foods, Inc., 7.00%, 8/1/11	1,130,000	1,189
Smithfield Foods, Inc., 7.75%, 5/15/13	1,130,000	1,232

Total		9,057

Restaurants (0.1%)
Uno Restaurant Corp., 10.00%, 2/15/11 144A	186,000	177

Total		177

Total Foods		9,234

Gaming/Leisure/Lodging (9.5%)
Gaming (5.4%)
Boyd Gaming Corp., 7.75%, 12/15/12	1,130,000	1,208
(d)Hollywood Casino Shreveport, 13.00%, 8/1/06	700,000	571
Majestic Star Casino LLC, 9.50%, 10/15/10	665,000	685
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,152
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	778
MGM Mirage, Inc., 8.375%, 2/1/11	1,885,000	2,055
MGM Mirage, Inc., 8.50%, 9/15/10	940,000	1,043
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	1,495,000	1,484
Station Casinos, Inc., 6.875%, 3/1/16	755,000	776
Wheeling Island Gaming, 10.125%, 12/15/09	1,125,000	1,193
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	1,915,000	1,862

Total		12,807

Leisure (2.0%)
LCE Acquisition Corp., 9.00%, 8/1/14 144A	2,004,000	1,939
Universal City Development Corp., 11.75%, 4/1/10	907,000	1,041
Universal City Florida, 8.375%, 5/1/10	1,705,000	1,777

Total		4,757

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Lodging (2.1%)
Corrections Corp. of America, 6.25%, 3/15/13	2,178,000	2,161
Host Marriot LP, 7.125%, 11/1/13	2,640,000	2,751

Total		4,912

Total Gaming/Leisure/Lodging		22,476

Healthcare/Pharmaceuticals (5.7%)
Alliance Imaging, Inc., 7.25%, 12/15/12	625,000	591
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	2,786,000	2,788
General Nutrition Centers, Inc., 8.50%, 12/1/10	1,500,000	1,200
General Nutrition Centers, Inc., 8.625%, 1/15/11 144A	748,000	692
HCA, Inc., 6.95%, 5/1/12	1,885,000	2,003
Iasis Healthcare Corp., 8.75%, 6/15/14	1,547,000	1,678
Omega Healthcare Investors, 7.00%, 4/1/14	750,000	756
Tenet Healthcare Corp., 9.875%, 7/1/14	1,124,000	1,205
US Oncology, Inc., 9.00%, 8/15/12	940,000	1,006
Ventas Realty, LP, 6.75%, 6/1/10 144A	605,000	628
Ventas Realty, LP, 9.00%, 5/1/12	750,000	863

Total Healthcare/Pharmaceuticals		13,410

Media (7.8%)
Broadcasting (0.3%)
Sinclair Broadcast Group, 8.00%, 3/15/12	755,000	774

Total		774

Cable/Satellite (7.5%)
Cablevision Systems Corp., 8.00%, 4/15/12	1,875,000	1,838
CSC Holdings, Inc., 7.625%, 4/1/11	1,705,000	1,684
The DIRECTV Group, Inc., 8.375%, 3/15/13	375,000	415
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	3,780,000	3,760
Echostar DBS Corp., 6.375%, 10/1/11	1,885,000	1,869
Echostar DBS Corp., 6.625%, 10/1/14	1,450,000	1,432
Intelsat Bermuda Ltd., 8.25%, 1/15/13 144A	1,399,000	1,444
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	1,500,000	1,628
Panamsat Corp., 9.00%, 8/15/14	812,000	886
Rogers Cable, Inc., 6.25%, 6/15/13	776,000	774
Rogers Cable, Inc., 6.75%, 3/15/15	1,127,000	1,150
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	819

Total		17,699

Total Media		18,473

Real Estate (0.9%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	2,180,000	2,229

Total Real Estate		2,229

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Services (3.8%)
Environmental Services (1.5%)
Allied Waste North America, 6.375%, 4/15/11	1,150,000	1,104
Allied Waste North America, 7.25%, 3/15/15 144A	2,621,000	2,536

Total		3,640

Services-Other (2.3%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	743,000	724
Knowledge Learning Center, 7.75%, 2/1/15 144A	1,495,000	1,428
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,258
United Rentals North America, Inc., 7.00%, 2/15/14	919,000	875

Total		5,285

Total Services		8,925

Technology (2.3%)
Amkor Technologies, Inc., 7.125%, 3/15/11	750,000	649
Flextronics International Ltd., 6.50%, 5/15/13	1,130,000	1,170
Stats Chippac, Inc., 6.75%, 11/15/11	1,062,000	1,020
Unisys Corp., 6.875%, 3/15/10	1,883,000	1,849
Xerox Corp., 7.20%, 4/1/16	751,000	811

Total Technology		5,499

Telecommunications (4.3%)
Telecommunications-Wireless (0.9%)
Rogers Wireless, Inc., 6.375%, 3/1/14	938,000	954
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	541
Rogers Wireless, Inc., 8.00%, 12/15/12	470,000	506

Total		2,001

Telecommunications-Wireline (3.4%)
Citizens Communications, 9.00%, 8/15/31	1,879,000	1,927
GCI, Inc., 7.25%, 2/15/14	745,000	715
MCI, Inc., 8.735%, 5/1/14	1,410,000	1,581
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	358
Qwest Corp., 7.625%, 6/15/15 144A	1,008,000	1,029
Qwest Corp., 7.875%, 9/1/11 144A	2,317,000	2,416

Total		8,026

Total Telecommunications		10,027

Transportation-Rail & Other (4.1%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	1,223,000	1,272
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	878
Laidlaw International, Inc., 10.75%, 6/15/11	708,000	830
OMI Corp., 7.625%, 12/1/13	1,125,000	1,121
Progress Rail, 7.75%, 4/1/12 144A	935,000	947

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (92.4%)	Shares/ $ Par	Value $ (000’s)

Transportation-Rail & Other continued
Ship Finance International, Ltd., 8.50%, 12/15/13	1,970,000	1,873
Stena AB, 7.50%, 11/1/13	1,515,000	1,491
Stena AB, 9.625%, 12/1/12	1,075,000	1,172

Total Transportation-Rail & Other		9,584

Utilities (3.4%)
Aquila, Inc., 9.95%, 2/1/11	1,125,000	1,221
Midwest Generation LLC, 8.75%, 5/1/34	935,000	1,047
NRG Energy, Inc., 8.00%, 12/15/13 144A	704,000	743
Reliant Energy, Inc., 6.75%, 12/15/14	1,223,000	1,195
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,243
Teco Energy, Inc., 6.75%, 5/1/15 144A	565,000	599
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	1,035,000	1,048
Utilicorp Canada Finance, 7.75% 6/15/11	940,000	968

Total Utilities		8,064

Total Bonds (Cost: $217,876)		217,412

Preferred Stocks (0.0%)

Media (0.0%)
PTV, Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.4%)

Foods (0.4%)
B&G Foods, Inc. — EIS	60,223	882

Total Foods		882

Media (0.0%)
NTL, Inc.	12	0

Total Media		0

Telecommunications (0.0%)
American Tower Corp. — Warrants	2,900	86
Horizon PCS, Inc. — Warrants 144A	2,000	0
IWO Holdings, Inc. 144A	1,150	0

Total Telecommunications		86

Transportation-Rail & Other (0.0%)
RailAmerica Transportation Corp.	1,400	83

Total Transportation-Rail & Other		83

Total Common Stocks and Warrants (Cost: $1,308)		1,051

Money Market Investments (5.5%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (3.0%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	7,000,000	7,000

Total National Commercial Banks		7,000

Utilities (2.5%)
(b)National Rural Utility, 3.27%, 7/28/05	6,000,000	5,985

Total Utilities		5,985

Total Money Market Investments (Cost: $12,985)		12,985

Total Investments (98.3%) (Cost $232,169)(a)		231,448

Other Assets, Less Liabilities (1.7%)		3,914

Total Net Assets (100.0%)		235,362

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $62,337 representing 26.49% of the net assets.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $232,169 and the net unrealized depreciation of investments based on that cost was $721 which is comprised of $5,015 aggregate gross unrealized appreciation and $5,736 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

High Yield Bond Portfolio

Select Bond Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,020.50	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$1.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Revenue Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds — Revenue (0.4%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	6,500,000	3,181

Total Revenue Bonds (Cost: $2,897)		3,181

Corporate Bonds (36.1%)

Aerospace/Defense (2.0%)
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,121
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,549
L-3 Communications Corp., 5.875%, 1/15/15	1,550,000	1,504
Lockheed Martin Corp., 8.50%, 12/1/29	1,515,000	2,188
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,872

Total		14,234

Auto Manufacturing (0.4%)
General Motors Acceptance Corp., 5.625%, 5/15/09	2,450,000	2,295
General Motors Acceptance Corp., 6.75%, 12/1/14	385,000	344

Total		2,639

Banking (5.2%)
Bank of America Corp., 7.40%, 1/15/11	4,233,000	4,844
Bank One Corp., 5.25%, 1/30/13	4,000,000	4,138
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	3,055,000	3,001
Citigroup, Inc., 4.50%, 7/29/09	3,450,000	3,462
Compass Bank, 5.50%, 4/1/20	1,750,000	1,828
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,501
PNC Bank NA, 5.25%, 1/15/17	1,160,000	1,201
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	805,000	828
U.S. Central Credit Union, 2.75%, 5/30/08	2,600,000	2,524
UnionBanCal Corp., 5.25%, 12/16/13	500,000	517
US Bank NA, 4.95%, 10/30/14	3,065,000	3,150
Wachovia Bank NA, 4.80%, 11/1/14	2,845,000	2,878
Washington Mutual, Inc., 5.00%, 3/22/12	3,070,000	3,130
World Savings Bank FSB, 4.125%, 12/15/09	4,000,000	3,983

Total		37,985

Beverage/Bottling (2.2%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,200,000	4,388
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	448

Corporate Bonds (36.1%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	5,000,000	5,109
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,517
Diageo PLC, 4.375%, 5/3/10	2,780,000	2,794
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,742

Total		15,998

Cable/Media/Broadcasting/Satellite (3.0%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	2,155,000	2,044
Clear Channel Communications, Inc., 5.50%, 12/15/16	2,590,000	2,394
Comcast Corp., 5.30%, 1/15/14	4,000,000	4,111
CSC Holdings, Inc., 7.25%, 7/15/08	1,555,000	1,559
Echostar Corp., 6.375%, 10/1/11	2,310,000	2,290
Roger’s Cable, Inc., 6.25%, 6/15/13	1,550,000	1,546
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,368
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	830,000	1,102
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,852
Viacom, Inc., 7.875%, 7/30/30	1,160,000	1,361

Total		21,627

Conglomerate/Diversified Manufacturing (0.7%)
Cooper Industries, Inc., 5.50%, 11/1/09	4,000,000	4,168
Textron Financial Corp., 2.75%, 6/1/06	1,300,000	1,287

Total		5,455

Consumer Products (0.7%)
The Clorox Co., 4.20%, 1/15/10	2,200,000	2,204
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,171

Total		5,375

Electric Utilities (5.0%)
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,721
DTE Energy Co., 7.05%, 6/1/11	4,400,000	4,926
FPL Group Capital, Inc., 4.086%, 2/16/07	1,870,000	1,869
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,578
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	874,230	868
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	2,525,000	2,578
Oncor Electric Delivery, 6.375%, 1/15/15	810,000	898
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,173
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,900,000	4,774
Progress Energy, Inc., 4.50%, 6/1/10	2,115,000	2,129

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (36.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,000,000	1,032
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,343
Southern California Edison, 8.00%, 2/15/07	4,685,000	4,974
Virginia Electric & Power Co., 5.25%, 12/15/15	2,275,000	2,341

Total		36,204

Gas Pipelines (1.0%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,345,000	2,372
Enterprise Products Operating L.P., 4.95%, 6/1/10	4,720,000	4,742

Total		7,114

Health Care (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,418

Total		2,418

Independent Finance (1.3%)
Household Finance Corp., 4.125%, 11/16/09	2,330,000	2,305
International Lease Finance Corp., 4.75%, 1/13/12	3,010,000	3,000
iStar Financial, Inc., 5.15%, 3/1/12	4,595,000	4,541

Total		9,846

Oil and Gas (1.8%)
Conoco Funding Co., 6.35%, 10/15/11	3,330,000	3,688
Kerr-McGee Corp., 6.95%, 7/1/24	1,520,000	1,571
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,495
Occidental Petroleum, 8.45%, 2/15/29	1,430,000	2,065
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,208
Valero Energy Corp., 4.75%, 6/15/13	1,670,000	1,653
XTO Energy, Inc., 5.00%, 1/31/15	1,670,000	1,666

Total		13,346

Other Finance (0.4%)
SLM Corp., 4.00%, 1/15/10	3,020,000	2,983

Total		2,983

Paper and Forest Products (0.6%)
Georgia-Pacific Corp., 7.70%, 6/15/15	1,550,000	1,767
Weyerhaeuser Co., 7.375%, 3/15/32	2,325,000	2,742

Total		4,509

Pharmaceuticals (0.3%)
Pfizer, Inc., 5.625%, 2/1/06	1,875,000	1,894

Total		1,894

Property and Casualty Insurance (0.7%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,284
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,481

Total		4,765

Corporate Bonds (36.1%)	Shares/ $ Par	Value $ (000’s)

Railroads (1.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,185
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,953
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,336

Total		9,474

Real Estate Investment Trusts (0.7%)
ERP Operating LP, 5.25%, 9/15/14	3,400,000	3,470
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,295

Total		4,765

Retail Food and Drug (1.5%)
Albertson’s, Inc., 7.50%, 2/15/11	3,070,000	3,458
CVS Corp., 4.00%, 9/15/09	2,801,000	2,775
Delhaize America Inc., 8.125%, 4/15/11	1,555,000	1,744
Safeway, Inc., 6.50%, 3/1/11	3,075,000	3,324

Total		11,301

Retail Stores (1.4%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	4,025
May Department Stores Co., 6.70%, 7/15/34	1,555,000	1,739
Target Corp., 5.40%, 10/1/08	4,555,000	4,736

Total		10,500

Security Brokers and Dealers (2.0%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	1,685,000	1,712
Goldman Sachs Group, Inc., 5.15%, 1/15/14	4,500,000	4,611
Lehman Brothers Holdings, 4.25%, 1/27/10	3,875,000	3,864
Morgan Stanley, 5.30%, 3/1/13	4,075,000	4,235

Total		14,422

Telecommunications (3.0%)
ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,199
BellSouth Corp., 5.20%, 9/15/14	1,250,000	1,288
BellSouth Corp., 6.55%, 6/15/34	1,565,000	1,782
Cingular Wireless LLC, 6.50%, 12/15/11	1,500,000	1,657
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,839
France Telecom SA, 8.00%, 3/1/11	3,105,000	3,603
SBC Communications, Inc., 6.15%, 9/15/34	785,000	850
Sprint Capital Corp., 8.375%, 3/15/12	3,330,000	4,006
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	3,105,000	3,017
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	630,000	643
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	989
Verizon Global Funding Corp., 7.75%, 12/1/30	940,000	1,214

Total		22,087

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (36.1%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (0.6%)
State of Israel, 7.25%, 12/15/28	3,465,000	4,145

Total		4,145

Total Corporate Bonds (Cost: $260,508)		263,086

Governments (27.3%)

Governments (27.3%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	2,140
(e)BECCS, 14.00%, 11/15/11	5,600,000	5,312
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,900
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,406
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,413
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,361
Overseas Private Investment, 4.10%, 11/15/14	2,732,400	2,711
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,826
US Treasury, 2.25%, 4/30/06	32,503,000	32,170
US Treasury, 2.50%, 10/31/06	25,950,000	25,581
US Treasury, 2.875%, 11/30/06	680,000	673
US Treasury, 3.125%, 1/31/07	8,921,000	8,851
US Treasury, 3.50%, 5/31/07	10,825,000	10,792
US Treasury, 3.625%, 6/10/05	3,410,000	3,395
US Treasury, 3.625%, 4/30/07	13,959,000	13,951
US Treasury, 3.75%, 3/31/07	4,040,000	4,046
(g)US Treasury, 3.875%, 5/15/10	22,493,000	22,621
US Treasury, 4.00%, 2/15/15	17,126,000	17,187
US Treasury, 4.125%, 5/15/15	5,271,000	5,348
US Treasury, 5.00%, 2/15/11	4,015,000	4,266
(g)US Treasury, 5.375%, 2/15/31	19,955,000	23,547

Total Governments (Cost: $198,093)		199,497

Structured Products (31.5%)

Structured Products (31.5%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	10,112,662	552
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	10,043,000	10,043
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	10,423,000	10,406
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,000,000	2,106
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	2,844,391	2,855

Structured Products (31.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	4,000,000	4,416
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	102,547,859	2,678
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	69,405,696	1,045
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	20,123,837	855
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,764,448	2,755
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	13,579,000	13,275
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,843,937	3,889
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	698,107	706
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,454,300	2,483
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,366,616	1,403
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,741,907	3,843
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	657,738	675
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,707,235	4,833
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,111,718	2,187
Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	472,322	507
Federal Home Loan Mortgage Corp. TBA, 5.50%, 7/1/35	22,909,000	23,224
Federal National Mortgage Association, 4.00%, 6/1/19	1,427,521	1,399
Federal National Mortgage Association, 4.50%, 6/1/19	8,454,649	8,423
Federal National Mortgage Association, 4.50%, 8/1/19	1,482,168	1,477
Federal National Mortgage Association, 4.50%, 12/1/19	899,965	897
Federal National Mortgage Association, 5.00%, 3/1/20	2,903,304	2,938
Federal National Mortgage Association, 5.00%, 4/1/20	1,122,157	1,135
Federal National Mortgage Association, 5.00%, 5/1/20	2,091,199	2,116
Federal National Mortgage Association, 5.00%, 4/1/35	3,099,875	3,103
Federal National Mortgage Association, 5.50%, 9/1/34	9,983,517	10,126
Federal National Mortgage Association, 5.50%, 3/1/35	6,631,121	6,726
Federal National Mortgage Association, 6.00%, 11/1/34	129,543	133

Select Bond Portfolio

Select Bond Portfolio

Structured Products (31.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 5/1/35	4,626,705	4,745
Federal National Mortgage Association, 6.00%, 6/1/35	12,751,891	13,081
Federal National Mortgage Association, 6.00%, 7/1/35	8,267,000	8,478
Federal National Mortgage Association, 6.75%, 4/25/18	1,683,734	1,760
Federal National Mortgage Association, 6.75%, 12/25/23	280,091	281
Federal National Mortgage Association, 11.00%, 12/1/12	12,106	13
Federal National Mortgage Association, 11.00%, 9/1/17	42,246	46
Federal National Mortgage Association, 11.00%, 12/1/17	6,686	7
Federal National Mortgage Association, 11.00%, 2/1/18	25,143	28
Federal National Mortgage Association, 11.50%, 4/1/18	13,871	15
Federal National Mortgage Association, 12.00%, 9/1/12	93,115	103
Federal National Mortgage Association, 12.00%, 12/1/12	41,593	46
Federal National Mortgage Association, 12.00%, 9/1/17	20,401	23
Federal National Mortgage Association, 12.00%, 10/1/17	21,697	24
Federal National Mortgage Association, 12.00%, 12/1/17	10,278	11
Federal National Mortgage Association, 12.00%, 2/1/18	35,219	39
Federal National Mortgage Association, 12.25%, 1/1/18	18,681	21
Federal National Mortgage Association, 12.50%, 4/1/18	1,083	1
Federal National Mortgage Association, 13.00%, 11/1/12	25,103	28
Federal National Mortgage Association, 13.00%, 11/1/17	8,766	10
Federal National Mortgage Association, 13.00%, 12/1/17	7,055	8
Federal National Mortgage Association, 13.00%, 2/1/18	24,774	28
Federal National Mortgage Association TBA, 5.00%, 8/1/35	36,659,732	36,581
Federal National Mortgage Association TBA, 5.50%, 7/1/35	4,928,000	4,994
Government National Mortgage Association, 5.50%, 10/15/31	91,752	94
Government National Mortgage Association, 5.50%, 11/15/31	18,991	19
Government National Mortgage Association, 5.50%, 12/15/31	330,701	338
Government National Mortgage Association, 5.50%, 1/15/32	620,171	633
Government National Mortgage Association, 5.50%, 2/15/32	275,785	281

Structured Products (31.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 3/15/32	327,897	335
Government National Mortgage Association, 5.50%, 4/15/32	23,203	24
Government National Mortgage Association, 5.50%, 7/15/32	36,787	38
Government National Mortgage Association, 5.50%, 9/15/32	6,563,517	6,711
Government National Mortgage Association, 7.00%, 5/15/23	33,084	35
Government National Mortgage Association, 7.50%, 4/15/22	14,396	16
Government National Mortgage Association, 7.50%, 10/15/23	52,646	57
Government National Mortgage Association, 7.50%, 11/15/25	854	1
Government National Mortgage Association, 7.50%, 5/15/26	1,605	2
Government National Mortgage Association, 7.50%, 1/15/27	14,550	16
Government National Mortgage Association, 7.50%, 2/15/27	31,113	33
Government National Mortgage Association, 7.50%, 3/15/27	6,573	7
Government National Mortgage Association, 7.50%, 4/15/27	7,010	8
Government National Mortgage Association, 7.50%, 8/15/27	503	1
Government National Mortgage Association, 7.50%, 6/15/28	29,392	32
Government National Mortgage Association, 8.00%, 1/15/26	36,093	39
Government National Mortgage Association, 8.00%, 2/15/26	30,246	33
Government National Mortgage Association, 8.00%, 8/15/26	63,991	70
Government National Mortgage Association, 8.00%, 9/15/26	21,487	23
Government National Mortgage Association, 8.00%, 12/15/26	8,622	9
Government National Mortgage Association, 8.00%, 3/15/27	33,125	36
Government National Mortgage Association, 8.00%, 4/15/27	141,471	153
Government National Mortgage Association, 8.00%, 6/15/27	29,437	32
Government National Mortgage Association, 8.00%, 7/15/27	9,594	10
Government National Mortgage Association, 8.00%, 9/15/27	12,830	14
Government National Mortgage Association, 8.50%, 3/15/23	377	0
Government National Mortgage Association, 8.50%, 6/15/24	17,990	20
Government National Mortgage Association, 8.50%, 7/15/24	11,373	13
Government National Mortgage Association, 8.50%, 11/15/24	48,670	54

Select Bond Portfolio

Select Bond Portfolio

Structured Products (31.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 8.50%, 2/15/25	14,954	17
Government National Mortgage Association, 11.00%, 1/15/18	802,397	889
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	10,062,000	10,046
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	5,006,000	5,006
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	549,282	586
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	4,253,241	94
(d)RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	197,622	198

Total Structured Products (Cost: $230,525)		229,783

Money Market Investments (20.4%)

Federal Government & Agencies (11.8%)
(b)Federal National Mortgage Association, 2.98%, 7/14/05	15,000,000	14,984
(b)Federal National Mortgage Association, 3.02%, 7/13/05	70,000,000	69,930
(b)Freddie Discount, 3.29%, 9/20/05	1,800,000	1,786

Total		86,700

Finance Lessors (1.4%)
(b)Ranger Funding Co. LLC, 3.25%, 7/22/05	5,000,000	4,991
(b)Windmill Funding Corp., 3.22%, 7/20/05	5,000,000	4,991

Total		9,982

Finance Services (0.7%)
(b)Preferred Receivable Funding, 3.28%, 8/8/05	5,000,000	4,983

Total		4,983

Miscellaneous Business Credit Institutions (1.3%)
(b)Caterpillar Inc., 3.24%, 7/8/05	5,000,000	4,997
(b)Paccar Financial Corp., 3.26%, 7/7/05	5,000,000	4,997

Total		9,994

National Commercial Banks (0.3%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	2,430,000	2,430

Total		2,430

Money Market Investments (20.4%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions (0.7%)
American Express Credit, 3.22%, 7/14/05	5,000,000	4,994

Total		4,994

Phone Communications Except Radiophone (0.7%)
Verizon Global Funding, 3.18%, 7/11/05	5,000,000	4,996

Total		4,996

Security Brokers and Dealers (1.4%)
The Goldman Sachs Group, 3.27%, 7/25/05	5,000,000	4,989
Morgan Stanley Dean Witter, 3.27%, 7/26/05	5,000,000	4,989

Total		9,978

Short Term Business Credit (1.4%)
Old Line Funding Corp., 3.12%, 7/15/05	5,000,000	4,993
Sheffield Receivables, 3.22%, 7/20/05	5,000,000	4,992

Total		9,985

Utilities (0.7%)
National Rural Utility, 3.24%, 7/21/05	5,000,000	4,991

Total		4,991

Total Money Market Investments (Cost: $149,033)		149,033

Total Investments (115.7%) (Cost $841,056)(a)		844,580

Other Assets, Less Liabilities (-15.7%)		(114,638)

Total Net Assets (100.0%)		729,942

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $22,881 representing 3.13% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $841,056 and the net unrealized appreciation of investments based on that cost was $3,524 which is comprised of $8,651 aggregate gross unrealized appreciation and $5,127 aggregate gross unrealized depreciation.

Select Bond Portfolio

Select Bond Portfolio

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short)	105	9/05	$47
(Total Notional Value at June 30, 2005, $11,962 )

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements

Select Bond Portfolio

Money Market Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual	$1,000.00	$1,012.20	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$1.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2005 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Autos (14.0%)
Daimler Chrysler Auto, 3.24%, 7/22/05	5,000,000	4,991
Daimler Chrysler Auto, 3.27%, 7/20/05	7,000,000	6,988
Daimler Chrysler Auto, 3.30%, 8/22/05	4,000,000	3,981
Fcar Owner Trust I, 3.18%, 8/3/05	8,000,000	7,977
Fcar Owner Trust I, 3.26%, 8/9/05	8,000,000	7,972
New Center Asset Trust, 3.04%, 7/1/05	8,000,000	7,999
New Center Asset Trust, 3.24%, 8/12/05	8,000,000	7,970

Total		47,878

Finance Lessors (12.2%)
Ranger Funding Co. LLC, 3.11%, 7/12/05	8,000,000	7,992
Ranger Funding Co. LLC, 3.24%, 7/18/05	8,000,000	7,988
Thunder Bay Funding, Inc., 3.09%, 7/7/05	4,000,000	3,998
Thunder Bay Funding, Inc., 3.15%, 7/25/05	6,000,000	5,987
Windmill Funding Corp., 3.15%, 7/18/05	3,000,000	2,996
Windmill Funding Corp., 3.15%, 7/25/05	5,000,000	4,990
Windmill Funding Corp., 3.26%, 8/15/05	8,000,000	7,967

Total		41,918

Finance Services (10.3%)
Ciesco LP, 3.21%, 8/4/05	8,000,000	7,976
Ciesco LP, 3.24%, 8/16/05	8,000,000	7,967
HBOS Treasury Services, 2.95%, 12/30/05	3,450,000	3,447
Preferred Receivable Funding, 3.21%, 7/21/05	5,000,000	4,991
Preferred Receivable Funding, 3.25%, 7/25/05	8,000,000	7,982
Preferred Receivable Funding, 3.27%, 7/28/05	3,000,000	2,993

Total		35,356

Miscellaneous Business Credit Institutions (4.8%)
Caterpillar Financial, 3.11%, 7/12/05	8,000,000	7,993
Caterpillar Financial, 3.28%, 8/10/05	3,500,000	3,487
General Electric, 3.19%, 7/9/07	5,000,000	5,000

Total		16,480

National Commercial Banks (8.6%)
Bank of America Corp., 3.13%, 7/7/05	8,000,000	7,996
Citigroup Inc., 6.75%, 12/1/05	2,300,000	2,334
First Union Corp., 7.55%, 8/18/05	2,200,000	2,215
UBS Finance Delaware LLC, 3.35%, 7/1/05	9,870,000	9,870
Wells Fargo Co., 6.20%, 12/1/05	3,500,000	3,549
Wells Fargo Co., 6.875%, 4/1/06	3,400,000	3,475

Total		29,439

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions (13.3%)
American Express Credit, 3.22%, 7/14/05	8,000,000	7,991
American General Financial Corp., 3.20%, 7/14/05	5,000,000	4,993
American General Financial Corp., 3.24%, 7/29/05	5,100,000	5,087
American General Financial Corp., 3.33%, 8/17/05	5,500,000	5,476
Household Finance Corp., 6.50%, 1/24/06	6,050,000	6,163
Rabobank Financial Corp., 3.35%, 7/1/05	16,000,000	16,000

Total		45,710

Pharmaceutical Preparations (1.1%)
Pharmacia Corp., 5.75%, 12/1/05	3,820,000	3,862

Total		3,862

Phone Communications Except Radiophone (4.7%)
Verizon Global Funding, 3.11%, 7/5/05	8,000,000	7,997
Verizon Global Funding, 3.23%, 8/8/05	8,000,000	7,973

Total		15,970

Security Brokers and Dealers (14.9%)
Bear Stearns Co., Inc., 3.27%, 8/2/05	8,000,000	7,976
Bear Stearns Co., Inc., 3.27%, 8/8/05	8,000,000	7,972
Goldman Sachs Group, 3.10%, 7/8/05	8,000,000	7,994
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	4,600,000	4,699
Merrill Lynch & Co., 3.47%, 3/17/06	2,760,000	2,762
Merrill Lynch & Co., 7.00%, 3/15/06	5,100,000	5,214
Morgan Stanley, 3.75%, 3/27/06	3,400,000	3,408
Morgan Stanley Dean Witter, 3.23%, 8/8/05	6,000,000	5,980
Morgan Stanley Dean Witter, 3.35%, 8/22/05	5,000,000	4,976

Total		50,981

Short Term Business Credit (11.2%)
Cit Group Inc., 6.50%, 2/7/06	2,300,000	2,343
HSBC Finance Corp., 3.22%, 7/22/05	8,000,000	7,985
Old Line Funding Corp., 3.06%, 7/5/05	7,980,000	7,977
Old Line Funding Corp., 3.15%, 7/25/05	5,014,000	5,003
Sheffield Receivables, 3.05%, 7/1/05	8,000,000	8,001
Sheffield Receivables, 3.13%, 7/11/05	6,974,000	6,968

Total		38,277

Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Utilities (4.7%)
National Rural Utility, 3.21%, 7/21/05	4,000,000	3,993
National Rural Utility, 3.27%, 7/27/05	12,000,000	11,972

Total		15,965

Total Money Market Investments (Cost: $341,836)		341,836

Total Investments (99.8%) (Cost $341,836)		341,836

Other Assets, Less Liabilities (0.2%)		615

Total Net Assets (100.0%)		342,451

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities (in thousands) was $4,699, representing 1.37% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2005

(in thousands, except per share data)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Assets
Investments, at value (1)	$464,271	$215,637	$1,190,434	$115,784	$1,002,301	$83,526	$447,386
Cash	—	17	1,927	126	104	358	—
Due from Sale of Securities	5,204	331	11,174	4,095	4,400	91	—
Due from Sale of Foreign Currency	—	—	—	753	566	—	—
Dividends and Interest Receivables	79	276	227	265	3,085	85	332

Total Assets	469,554	216,261	1,203,762	121,023	1,010,456	84,060	447,718

Liabilities
Due on Purchase of Securities and Securities Lending Collateral	4,871	441	5,328	623	4,969	410	37
Due on Purchase of Foreign Currency	—	—	—	5,471	566	—	—
Due to Investment Advisor	205	148	510	69	548	57	91
Accrued Expenses	28	41	20	28	54	13	49
Futures Variation Margin	—	—	—			—	119

Total Liabilities	5,104	630	5,858	6,191	6,137	480	296

Net Assets	$464,450	$215,631	$1,197,904	$114,832	$1,004,319	$83,580	$447,422

Represented By:
Aggregate Paid in Capital (2), (3)	$350,137	$167,049	$1,087,922	$86,414	$850,339	$68,686	$355,421
Undistributed Net Investment Income (Loss)	(362)	391	123	1,107	18,695	160	2,793
Undistributed Accumulated Net Realized Gain (Loss) on Investments	37,219	1,674	(65,749)	3,250	(62,193)	2,813	5,211
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	77,456	46,517	175,608	24,066	197,505	11,921	83,898
Futures Contracts	—	—	—			—	99
Foreign Currency Transactions	—	—	—	(5)	(27)	—	—

Net Assets for Shares Outstanding (2)	$464,450	$215,631	$1,197,904	$114,832	$1,004,319	$83,580	$447,422

Net Asset Value, Offering and Redemption Price per Share	$2.39	$1.52	$3.03	$1.33	$1.62	$1.45	$1.43

(1) Investments, at cost	$386,815	$169,120	$1,014,826	$91,718	$804,796	$71,605	$363,488
(2) Shares outstanding	194,359	142,080	395,509	86,160	621,096	57,465	313,115
(3) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$88,773	$672,212	$472,071	$254,459	$113,031	$1,843,025	$219,369	$3,086,529	$231,448	$844,580	$341,836
21	516	356	523	11	—	—	—	593	—	7
54	—	—	104	168	—	6,823	108,113	4,826	70,357	—
—	—	—	—	—	—	206	—	—	—	—
50	737	627	455	203	2,501	929	13,167	3,890	6,124	693

88,898	673,465	473,054	255,541	113,413	1,845,526	227,327	3,207,809	240,757	921,061	342,536

—	1,841	1,423	1,306	627	282	11,329	299,561	5,277	190,909	—
—	—	—	—	—	—	—	—	—	—	—
57	235	168	122	60	306	97	720	89	179	85
12	29	24	16	25	47	70	917	29	10	—
—	56	—	—	—	198	103	15	—	21	—

69	2,161	1,615	1,444	712	833	11,599	301,213	5,395	191,119	85

$88,829	$671,304	$471,439	$254,097	$112,701	$1,844,693	$215,728	$2,906,596	$235,362	$729,942	$342,451

$70,658	$646,197	$562,780	$218,704	$99,672	$1,377,085	$192,080	$2,231,465	$292,526	$718,452	$342,451
107	2,797	2,690	2,056	824	15,024	2,285	38,684	8,533	13,763	—
1,567	(62,725)	(164,693)	5,035	2,166	26,070	2,141	4,893	(64,975)	(5,844)	—

16,497	85,118	70,662	28,302	10,039	426,785	19,351	632,660	(721)	3,524	—
—	(83)	—	—	—	(271)	(128)	(1,106)	—	47	—
—	—	—	—	—	—	(1)	—	(1)	—	—

$88,829	$671,304	$471,439	$254,097	$112,701	$1,844,693	$215,728	$2,906,596	$235,362	$729,942	$342,451

$1.50	$1.98	$1.14	$1.13	$1.34	$2.81	$1.09	$1.80	$0.70	$1.20	$1.00

$72,276	$587,094	$401,409	$226,157	$102,992	$1,416,240	$200,018	$2,453,869	$232,169	$841,056	$341,836
59,064	339,417	411,741	224,434	84,382	655,855	197,228	1,613,544	333,976	607,903	342,465
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000	1,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2005

(in thousands)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Investment Income
Income
Interest	$293	$96	$364	$77	$828	$48	$596
Dividends (1)	545	1,162	2,860	1,636	20,823	436	2,814

Total Income	838	1,258	3,224	1,713	21,651	484	3,410

Expenses
Management Fees	1,186	848	3,086	405	3,264	318	527
Custodian Fees	7	13	7	83	229	1	18
Audit Fees	9	7	9	9	13	5	8
Other Expenses	—	—	—	29	—	—	—

Total Expenses	1,202	868	3,102	526	3,506	324	553

Less Waived Fees:
Paid Indirectly	(1)	—	(1)	—	—	—	(1)

Total Net Expenses	1,201	868	3,101	526	3,506	324	552

Net Investment Income (Loss)	(363)	390	123	1,187	18,145	160	2,858
Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	37,753	1,784	46,586	4,090	7,510	2,819	6,637
Futures Contracts	189	—	(2)	—	—	—	2,589
Foreign Currency Transactions	—	—	—	(25)	(261)	—	—

Net Realized Gain (Loss) on Investments and Foreign Currencies	37,942	1,784	46,584	4,065	7,249	2,819	9,226

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(14,869)	(3,059)	(79,669)	(4,156)	(29,952)	(2,380)	5,701
Futures Contracts	(497)	—	(126)	—	—	—	(1,313)
Foreign Currency Transactions	—	—	—	(13)	(80)	—	—

Net Change in Unrealized Appreciation (Depreciation) on Investments	(15,366)	(3,059)	(79,795)	(4,169)	(30,032)	(2,380)	4,388

Net Gain (Loss) on Investments	22,576	(1,275)	(33,211)	(104)	(22,783)	439	13,614

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,213	$(885)	$(33,038)	$1,083	$(4,638)	$599	$16,472

(1) Less Foreign Dividend Tax	$—	$—	$—	$74	$884	$1	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statement of Operations

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$136	$401	$114	$162	$76	$328	$2,076	$30,881	$9,075	$15,145	$4,674
253	3,815	3,588	2,579	1,087	16,557	847	12,639	52	—	—

389	4,216	3,702	2,741	1,163	16,885	2,923	43,520	9,127	15,145	4,674

278	1,403	997	676	324	1,837	557	4,339	533	1,028	511
—	7	6	3	10	16	40	—	5	—	—
5	9	9	6	5	9	8	—	11	—	—
—	—	—	—	—	—	—	—	—	—	—

283	1,419	1,012	685	339	1,862	605	4,339	549	1,028	511

—	—	(1)	—	—	—	—	—	(2)	—	—

283	1,419	1,011	685	339	1,862	605	4,339	547	1,028	511

106	2,797	2,691	2,056	824	15,023	2,318	39,181	8,580	14,117	4,163

2,132	2,925	1,875	5,070	2,173	30,686	2,751	15,371	423	(464)	—
—	43	(44)	—	—	13	202	2,681	—	223	—
—	—	—	—	—	—	(30)	(546)	—	(325)	—

2,132	2,968	1,831	5,070	2,173	30,699	2,923	17,506	423	(566)	—

1,877	(167)	3,118	(4,276)	(3,196)	(61,905)	(2,669)	(39,457)	(9,797)	887	—
—	(586)	(118)	—	—	(742)	(557)	(8,701)	—	23	—
—	—	—	—	—	—	(5)	—	—	—	—

1,877	(753)	3,000	(4,276)	(3,196)	(62,647)	(3,231)	(48,158)	(9,797)	910	—

4,009	2,215	4,831	794	(1,023)	(31,848)	(308)	(30,652)	(9,374)	344	—

$4,115	$5,012	$7,522	$2,850	$(199)	$(16,925)	$2,010	$8,529	$(794)	$14,461	$4,163

$—	$21	$5	$38	$14	$(8)	$65	$(8)	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statement of Operations

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$(363)	$(1,159)
Net Realized Gain (Loss) on Investments	37,942	31,386
Net Change in Unrealized Appreciation (Depreciation) of Investments	(15,366)	39,227

Net Increase (Decrease) in Net Assets Resulting from Operations	22,213	69,454

Distributions to Shareholders from:
Net Realized Gain on Investments	(4,453)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(4,453)	—

Fund Share Transactions:
Proceeds from Sale of 11,105 and 28,670 Shares	24,836	58,058
Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,068 and 0 shares, respectively)	4,453	—
Payments for 11,177 and 25,634 Shares Redeemed	(25,019)	(51,704)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (1,996 and 3,036 shares, respectively)	4,270	6,354

Total Increase (Decrease) in Net Assets	22,030	75,808
Net Assets
Beginning of Period	442,420	366,612

End of Period (Includes undistributed net investment income on $(362) and $0 respectively)	$464,450	$442,420

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$390	$1,239
Net Realized Gain (Loss) on Investments	1,784	5,350
Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,059)	28,984

Net Increase (Decrease) in Net Assets Resulting from Operations	(885)	35,573

Distributions to Shareholders from:
Net Investment Income	(685)	(331)
Net Realized Gain on Investments	(5,796)	(1,925)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(6,481)	(2,256)

Fund Share Transactions:
Proceeds from Sale of 19,561 and 41,747 Shares	29,616	58,312
Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,516 and 1,702 shares, respectively)	6,481	2,256
Payments for 8,786 and 11,365 Shares Redeemed	(13,243)	(15,686)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (15,291 and 32,084 shares, respectively)	22,854	44,882

Total Increase (Decrease) in Net Assets	15,488	78,199
Net Assets
Beginning of Period	200,143	121,944

End of Period (Includes undistributed net investment income on $391 and $702 respectively)	$215,631	$200,143

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$123	$635
Net Realized Gain (Loss) on Investments	46,584	103,480
Net Change in Unrealized Appreciation (Depreciation) of Investments	(79,795)	57,299

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,088)	161,414

Distributions to Shareholders from:
Net Investment Income	(602)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(602)	—

Fund Share Transactions:
Proceeds from Sale of 10,428 and 25,228 Shares	30,935	70,609
Proceeds from Shares Issued on Reinvestment of Distributions Paid (211 and 0 shares, respectively)	602	—
Payments for 26,414 and 50,196 Shares Redeemed	(78,438)	(141,070)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((15,775) and (24,968) shares, respectively)	(46,901)	(70,461)

Total Increase (Decrease) in Net Assets	(80,591)	90,953
Net Assets
Beginning of Period	1,278,495	1,187,542

End of Period (Includes undistributed net investment income on $123 and $635 respectively)	$1,197,904	$1,278,495

International Growth Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$1,187	$674
Net Realized Gain on Investments and Foreign Currencies	4,065	4,703
Net Unrealized Appreciation (Depreciation) of Investments for the Period	(4,169)	12,645

Net Increase in Net Assets Resulting from Operations	1,083	18,022

Distributions to Shareholders from:
Net Investment Income	(78)	(625)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(78)	(625)

Fund Share Transactions
Proceeds from Sale of 23,381 and 33,565 Shares	31,076	39,016
Proceeds from Shares Issued on Reinvestment of Dividends Paid (60 shares, and 475 shares, respectively)	78	625
Payments for 21,062 and 11,379 Shares Redeemed	(27,825)	(13,230)

Net Increase in Net Assets Resulting from Fund Share Transactions (2,379 and 22,661 shares, respectively)	3,329	26,411

Total Increase in Net Assets	4,334	43,808
Net Assets
Beginning of Period	110,498	66,690

End of Period (includes undistributed net investment income of 1,107 and $(16) respectively)	$114,832	$110,498

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$18,145	$18,957
Net Realized Gain on Investments and Foreign Currencies	7,249	52,897
Net Unrealized Appreciation (Depreciation) of Investments for the Period	(30,032)	85,995

Net Increase in Net Assets Resulting from Operations	(4,638)	157,849

Distributions to Shareholders from:
Net Investment Income	(18,202)	(14,573)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(18,202)	(14,573)

Fund Share Transactions
Proceeds from Sale of 42,476 and 71,383 Shares	69,920	104,132
Proceeds from Shares Issued on Reinvestment of Dividends Paid (11,284 shares, and 10,380 shares, respectively)	18,202	14,574
Payments for 25,557 and 52,582 Shares Redeemed	(41,940)	(76,712)

Net Increase in Net Assets Resulting from Fund Share Transactions (28,203 and 29,181 shares, respectively)	46,182	41,994

Total Increase in Net Assets	23,342	185,270
Net Assets
Beginning of Period	980,977	795,707

End of Period (includes undistributed net investment income of 18,695 and 18,101 respectively)	$1,004,319	$980,977

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$160	$551
Net Realized Gain (Loss) on Investments	2,819	4,460
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,380)	5,278

Net Increase (Decrease) in Net Assets Resulting from Operations	599	10,289

Distributions to Shareholders from:
Net Investment Income	(7)	(543)
Net Realized Gain on Investments	(325)	(4,226)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(332)	(4,769)

Fund Share Transactions:
Proceeds from Sale of 9,048 and 16,224 Shares	12,802	22,455
Proceeds from Shares Issued on Reinvestment of Distributions Paid (241 and 3,308 shares, respectively)	332	4,769
Payments for 1,399 and 3,477 Shares Redeemed	(1,952)	(4,704)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (7,890 and 16,055 shares, respectively)	11,182	22,520

Total Increase (Decrease) in Net Assets	11,449	28,040
Net Assets
Beginning of Period	72,131	44,091

End of Period (Includes undistributed net investment income on $160 and $6 respectively)	$83,580	$72,131

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,858	$3,603
Net Realized Gain (Loss) on Investments	9,226	20,420
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,388	34,412

Net Increase (Decrease) in Net Assets Resulting from Operations	16,472	58,435

Distributions to Shareholders from:
Net Investment Income	(3,439)	(2,524)
Net Realized Gain on Investments	(21,218)	(2,268)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(24,657)	(4,792)

Fund Share Transactions:
Proceeds from Sale of 19,281 and 48,930 Shares	27,456	64,564
Proceeds from Shares Issued on Reinvestment of Distributions Paid (18,359 and 3,734 shares, respectively)	24,657	4,792
Payments for 16,365 and 29,429 Shares Redeemed	(23,333)	(38,672)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (21,275 and 23,235 shares, respectively)	28,780	30,684

Total Increase (Decrease) in Net Assets	20,595	84,327
Net Assets
Beginning of Period	426,827	342,500

End of Period (Includes undistributed net investment income on $2,793 and $3,406 respectively)	$447,422	$426,827

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$106	$(11)
Net Realized Gain (Loss) on Investments	2,132	(454)
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,877	8,982

Net Increase (Decrease) in Net Assets Resulting from Operations	4,115	8,517

Distributions to Shareholders from:
Net Investment Income	—	(51)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(51)

Fund Share Transactions:
Proceeds from Sale of 20,343 and 11,304 Shares	29,349	14,424
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 36 shares, respectively)	—	51
Payments for 919 and 2,404 Shares Redeemed	(1,325)	(2,981)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (19,424 and 8,936 shares, respectively)	28,024	11,494

Total Increase (Decrease) in Net Assets	32,139	19,960
Net Assets
Beginning of Period	56,690	36,730

End of Period (Includes undistributed net investment income on $107 and $0 respectively)	$88,829	$56,690

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,797	$7,067
Net Realized Gain (Loss) on Investments	2,968	30,411
Net Change in Unrealized Appreciation (Depreciation) of Investments	(753)	5,735

Net Increase (Decrease) in Net Assets Resulting from Operations	5,012	43,213

Distributions to Shareholders from:
Net Investment Income	(7,061)	(4,542)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(7,061)	(4,542)

Fund Share Transactions:
Proceeds from Sale of 11,936 and 29,901 Shares	23,329	55,981
Proceeds from Shares Issued on Reinvestment of Distributions Paid (3,679 and 2,471 shares, respectively)	7,061	4,542
Payments for 22,463 and 41,710 Shares Redeemed	(43,886)	(78,216)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((6,848) and (9,338) shares, respectively)	(13,496)	(17,693)

Total Increase (Decrease) in Net Assets	(15,545)	20,978
Net Assets
Beginning of Period	686,849	665,871

End of Period (Includes undistributed net investment income on $2,797 and $7,067 respectively)	$671,304	$686,849

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,691	$6,281
Net Realized Gain (Loss) on Investments	1,831	(480)
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,000	29,636

Net Increase (Decrease) in Net Assets Resulting from Operations	7,522	35,437

Distributions to Shareholders from:
Net Investment Income	(6,143)	(4,200)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(6,143)	(4,200)

Fund Share Transactions:
Proceeds from Sale of 17,036 and 37,334 Shares	19,259	39,932
Proceeds from Shares Issued on Reinvestment of Distributions Paid (5,534 and 4,016 shares, respectively)	6,143	4,200
Payments for 22,314 and 49,534 Shares Redeemed	(25,277)	(52,988)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (256 and (8,184) shares, respectively)	125	(8,856)

Total Increase (Decrease) in Net Assets	1,504	22,381
Net Assets
Beginning of Period	469,935	447,554

End of Period (Includes undistributed net investment income on $2,690 and $6,146 respectively)	$471,439	$469,935

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,056	$2,700
Net Realized Gain (Loss) on Investments	5,070	11,200
Net Change in Unrealized Appreciation (Depreciation) of Investments	(4,276)	14,404

Net Increase (Decrease) in Net Assets Resulting from Operations	2,850	28,304

Distributions to Shareholders from:
Net Investment Income	(59)	(2,660)
Net Realized Gain on Investments	(4,773)	(2,783)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(4,832)	(5,443)

Fund Share Transactions:
Proceeds from Sale of 41,816 and 55,988 Shares	47,199	59,051
Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,365 and 4,768 shares, respectively)	4,832	5,443
Payments for 7,032 and 10,950 Shares Redeemed	(7,929)	(11,477)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (39,149 and 49,806 shares, respectively)	44,102	53,017

Total Increase (Decrease) in Net Assets	42,120	75,878
Net Assets
Beginning of Period	211,977	136,099

End of Period (Includes undistributed net investment income on $2,056 and $59 respectively)	$254,097	$211,977

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$824	$1,147
Net Realized Gain (Loss) on Investments	2,173	2,719
Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,196)	6,583

Net Increase (Decrease) in Net Assets Resulting from Operations	(199)	10,449

Distributions to Shareholders from:
Net Investment Income	(11)	(1,138)
Net Realized Gain on Investments	(737)	(2,181)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(748)	(3,319)

Fund Share Transactions:
Proceeds from Sale of 19,298 and 27,239 Shares	25,780	34,607
Proceeds from Shares Issued on Reinvestment of Distributions Paid (566 and 2,475 shares, respectively)	748	3,319
Payments for 1,967 and 2,336 Shares Redeemed	(2,627)	(2,973)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (17,897 and 27,378 shares, respectively)	23,901	34,953

Total Increase (Decrease) in Net Assets	22,954	42,083
Net Assets
Beginning of Period	89,747	47,664

End of Period (Includes undistributed net investment income on $824 and $11 respectively)	$112,701	$89,747

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$15,023	$32,765
Net Realized Gain (Loss) on Investments	30,699	32,945
Net Change in Unrealized Appreciation (Depreciation) of Investments	(62,647)	119,214

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,925)	184,924

Distributions to Shareholders from:
Net Investment Income	(32,436)	(23,734)
Net Realized Gain on Investments	(32,687)	(19,343)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(65,123)	(43,077)

Fund Share Transactions:
Proceeds from Sale of 22,283 and 53,590 Shares	63,728	147,360
Proceeds from Shares Issued on Reinvestment of Distributions Paid (23,595 and 16,097 shares, respectively)	65,123	43,077
Payments for 37,130 and 67,111 Shares Redeemed	(106,232)	(184,282)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (8,748 and 2,576 shares, respectively)	22,619	6,155

Total Increase (Decrease) in Net Assets	(59,429)	148,002
Net Assets
Beginning of Period	1,904,122	1,756,120

End of Period (Includes undistributed net investment income on $15,024 and $32,479 respectively)	$1,844,693	$1,904,122

Asset Allocation Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,318	$3,101
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,923	4,055
Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,231)	9,663

Net Increase (Decrease) in Net Assets Resulting from Operations	2,010	16,819

Distributions to Shareholders from:
Net Investment Income	(3,102)	—
Net Realized Gain on Investments	(3,520)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(6,622)	—

Fund Share Transactions:
Proceeds from Sale of 24,660 and 62,501 Shares	27,210	65,021
Proceeds from Shares Issued on Reinvestment of Distributions Paid (6,206 and 0 shares, respectively)	6,622	—
Payments for 9,129 and 15,192 Shares Redeemed	(10,060)	(15,750)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (21,737 and 47,309 shares, respectively)	23,772	49,271

Total Increase (Decrease) in Net Assets	19,160	66,090
Net Assets
Beginning of Period	196,568	130,478

End of Period (Includes undistributed net investment income on $2,285 and $3,070 respectively)	$215,728	$196,568

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$39,181	$78,448
Net Realized Gain (Loss) on Investments	17,506	54,164
Net Change in Unrealized Appreciation (Depreciation) of Investments	(48,158)	89,460

Net Increase (Decrease) in Net Assets Resulting from Operations	8,529	222,072

Distributions to Shareholders from:
Net Investment Income	(77,091)	(73,596)
Net Realized Gain on Investments	(42,386)	(103,896)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(119,477)	(177,492)

Fund Share Transactions:
Proceeds from Sale of 49,690 and 95,815 Shares	91,190	174,463
Proceeds from Shares Issued on Reinvestment of Distributions Paid (67,424 and 102,300 shares, respectively)	119,477	177,492
Payments for 96,105 and 167,929 Shares Redeemed	(176,302)	(304,844)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (21,009 and 30,186 shares, respectively)	34,365	47,111

Total Increase (Decrease) in Net Assets	(76,583)	91,691
Net Assets
Beginning of Period	2,983,179	2,891,488

End of Period (Includes undistributed net investment income on $38,684 and $76,800 respectively)	$2,906,596	$2,983,179

High Yield Bond Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$8,580	$15,568
Net Realized Gain (Loss) on Investments	423	11,051
Net Change in Unrealized Appreciation (Depreciation) of Investments	(9,797)	(1,107)

Net Increase (Decrease) in Net Assets Resulting from Operations	(794)	25,512

Distributions to Shareholders from:
Net Investment Income	(15,557)	(14,554)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(15,557)	(14,554)

Fund Share Transactions:
Proceeds from Sale of 27,640 and 49,668 Shares	20,407	35,967
Proceeds from Shares Issued on Reinvestment of Distributions Paid (22,677 and 21,213 shares, respectively)	15,557	14,554
Payments for 18,470 and 43,729 Shares Redeemed	(13,563)	(31,538)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (31,847 and 27,152 shares, respectively)	22,401	18,983

Total Increase (Decrease) in Net Assets	6,050	29,941
Net Assets
Beginning of Period	229,312	199,371

End of Period (Includes undistributed net investment income on $8,533 and $15,509 respectively)	$235,362	$229,312

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$14,117	$25,092
Net Realized Gain (Loss) on Investments	(566)	8,052
Net Change in Unrealized Appreciation (Depreciation) of Investments	910	(4,113)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,461	29,031

Distributions to Shareholders from:
Net Investment Income	(25,094)	(25,605)
Net Realized Gain on Investments	(4,251)	(17,701)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(29,345)	(43,306)

Fund Share Transactions:
Proceeds from Sale of 74,472 and 88,198 Shares	90,629	108,312
Proceeds from Shares Issued on Reinvestment of Distributions Paid (24,764 and 37,204 shares, respectively)	29,345	43,306
Payments for 29,748 and 79,381 Shares Redeemed	(36,175)	(97,641)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (69,488 and 46,021 shares, respectively)	83,799	53,977

Total Increase (Decrease) in Net Assets	68,915	39,702
Net Assets
Beginning of Period	661,027	621,325

End of Period (Includes undistributed net investment income on $13,763 and $24,741 respectively)	$729,942	$661,027

Money Market Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$4,163	$5,155

Net Increase (Decrease) in Net Assets Resulting from Operations	4,163	5,155

Distributions to Shareholders from:
Net Investment Income	(4,163)	(5,155)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(4,163)	(5,155)

Fund Share Transactions:
Proceeds from Sale of 78,375 and 156,221 Shares	78,375	156,229
Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,163 and 5,155 shares, respectively)	4,163	5,155
Payments for 84,555 and 216,789 Shares Redeemed	(84,555)	(216,789)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((2,017) and (55,413) shares, respectively)	(2,017)	(55,405)

Total Increase (Decrease) in Net Assets	(2,017)	(55,405)
Net Assets
Beginning of Period	344,468	399,873

End of Period (Includes undistributed net investment income on $ — and $0 respectively)	$342,451	$344,468

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004		2003		2002		2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.30		$1.94		$1.46		$1.79		$1.86	$1.79
Income from Investment Operations:
Net Investment Income	(0.00	)(e)	(0.01)		—		—		—	—
Net Realized and Unrealized Gains (Losses) on Investments	0.11		0.37		0.48		(0.33)		(0.07)	0.13

Total from Investment Operations	0.11		0.36		0.48		(0.33)		(0.07)	0.13

Less Distributions:
Distributions from Net Investment Income	—		—		—		—		—	—
Distributions from Realized Gains on Investments	(0.02)		—		—		—		—	(0.06)

Total Distributions	(0.02)		—		—		—		—	(0.06)

Net Asset Value, End of Period	$2.39		$2.30		$1.94		$1.46		$1.79	$1.86

Total Return(d)	5.03%		18.80%		33.06%		(18.42%	)	(3.76% )	6.71%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$464,450		$442,420		$366,612		$254,880		$291,448	$250,314

Ratio of Expenses to Average Net Assets	0.56%	(c)	0.57%		0.59%		0.60%		0.60%	0.67%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17%	)(c)	(0.30%	)	(0.35%	)	(0.26%	)	0.17%	0.19%

Portfolio Turnover Rate	32.39%		87.74%		84.20%		41.87%		70.58%	86.13%

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31,			For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)		2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.58	$1.29	$0.95	$1.02	$1.00
Income from Investment Operations:
Net Investment Income	0.01	0.01	0.01	0.01	—
Net Realized and Unrealized Gains on Investments	(0.02)	0.30	0.33	(0.07)	0.02

Total from Investment Operations	(0.01)	0.31	0.34	(0.06)	0.02

Less Distributions:
Distributions from Net Investment Income	(0.01)	—	—	(0.01)	—
Distributions from Realized Gains on Investments	(0.04)	(0.02)	—	—	—

Total Distributions	(0.05)	(0.02)	—	(0.01)	—

Net Asset Value, End of Period	$1.52	$1.58	$1.29	$0.95	$1.02

Total Return(d)	(0.64% )	24.57%	35.15%	(5.58% )	1.76%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$215,631	$200,143	$121,944	$63,083	$21,003

Ratio of Gross Expenses to Average Net Assets	0.87% (c)	0.88%	0.90%	1.02%	1.36%	(c)

Ratio of Net Expenses to Average Net Assets	0.87% (c)	0.88%	0.90%	1.00%	1.00%	(c)

Ratio of Net Investment Income (Losses) to Average Net Assets	0.39% (c)	0.81%	0.65%	0.54%	1.03%	(c)

Portfolio Turnover Rate	4.84%	19.22%	33.78%	28.26%	49.70%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004		2003		2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$3.11		$2.72		$2.18		$2.82	$4.47	$4.81
Income from Investment Operations:
Net Investment Income	0.00	(e)	0.00	(e)	—		—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.08)		0.39		0.54		(0.59)	(0.83)	0.29

Total from Investment Operations	(0.08)		0.39		0.54		(0.59)	(0.83)	0.29

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	—		—		—	—	—
Distributions from Realized Gains on Investments	—		—		—		(0.05)	(0.82)	(0.63)

Total Distributions	(0.00	)(e)	—		—		(0.05)	(0.82)	(0.63)

Net Asset Value, End of Period	$3.03		$3.11		$2.72		$2.18	$2.82	$4.47

Total Return(d)	(2.52%	)	14.22%		24.69%		(21.15% )	(19.87% )	6.18%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,197,904		$1,278,495		$1,187,542		$994,075	$1,341,876	$1,696,013

Ratio of Expenses to Average Net Assets	0.52%	(c)	0.52%		0.52%		0.52%	0.52%	0.52%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	(c)	0.05%		(0.10%	)	(0.11% )	0.08%	0.09%

Portfolio Turnover Rate	32.48%		71.24%		63.21%		43.37%	70.40%	63.18%

International Growth Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,			For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.32		$1.09	$0.79	$0.91	$1.00
Income from Investment Operations:
Net Investment Income	0.02		0.01	0.01	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.00	)(e)	0.23	0.30	(0.12)	(0.09)

Total from Investment Operations	0.02		0.24	0.31	(0.12)	(0.09)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	(0.01)	—	—
Distributions from Realized Gains on Investments	(0.01)		—	—	—	—

Total Distributions	(0.01)		(0.01)	(0.01)	—	—

Net Asset Value, End of Period	$1.33		$1.32	$1.09	$0.79	$0.91

Total Return(d)	1.13%		21.59%	38.99%	(12.34% )	(9.40%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$114,832		$110,498	$66,690	$35,373	$26,900

Ratio of Gross Expenses to Average Net Assets	0.96%	(c)	0.98%	1.25%	1.15%	1.25%	(c)

Ratio of Net Expenses to Average Net Assets	0.96%	(c)	0.98%	1.10%	1.10%	1.10%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	2.17%	(c)	0.81%	0.79%	0.62%	0.05%	(c)

Portfolio Turnover Rate	30.83%		70.84%	58.09%	27.28%	18.45%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.65		$1.41	$1.02	$1.26	$1.63	$1.78
Income from Investment Operations:
Net Investment Income	0.03		0.03	0.03	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.03)		0.24	0.38	(0.24)	(0.23)	(0.04)

Total from Investment Operations	—		0.27	0.41	(0.22)	(0.21)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.03)	(0.02)	(0.02)	(0.03)	(0.04)
Distributions from Realized Gains on Investments	—		—	—	—	(0.13)	(0.09)

Total Distributions	(0.03)		(0.03)	(0.02)	(0.02)	(0.16)	(0.13)

Net Asset Value, End of Period	$1.62		$1.65	$1.41	$1.02	$1.26	$1.63

Total Return(d)	(0.48%	)	19.33%	40.46%	(17.40% )	(14.00% )	(0.79% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,004,319		$980,977	$795,707	$563,102	$716,413	$809,617

Ratio of Expenses to Average Net Assets	0.71%	(c)	0.72%	0.74%	0.74%	0.74%	0.73%

Ratio of Net Investment Income (Loss) to Average Net Assets	3.67%	(c)	2.23%	2.33%	1.72%	1.99%	1.77%

Portfolio Turnover Rate	2.19%		18.65%	24.87%	30.94%	34.52%	26.95%

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31, 2004	For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.45		$1.32	$1.00
Income from Investment Operations:
Net Investment Income	0.00	(e)	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.22	0.32

Total from Investment Operations	0.01		0.23	0.33

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	(0.00	)(e)
Distributions from Realized Gains on Investments	(0.01)		(0.09)	(0.01)

Total Distributions	(0.01)		(0.10)	(0.01)

Net Asset Value, End of Period	$1.45		$1.45	$1.32

Total Return(d)	0.37%		18.67%	33.16%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$83,580		$72,131	$44,091

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.89%	0.94%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.89%	0.93%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	(c)	1.00%	0.70%	(c)

Portfolio Turnover Rate	13.69%		33.05%	9.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.46	$1.28	$0.95	$1.12	$1.14	$1.11
Income from Investment Operations:
Net Investment Income (Loss)	0.02	0.01	0.01	0.01	—	0.02
Net Realized and Unrealized Gains (Losses) on Investments	0.03	0.19	0.33	(0.17)	(0.01)	0.16

Total from Investment Operations	0.05	0.20	0.34	(0.16)	(0.01)	0.18

Less Distributions:
Distributions from Net Investment Income	(0.01)	(0.01)	(0.01)	(0.01)	—	(0.02)
Distributions from Realized Gains on Investments	(0.07)	(0.01)	—	—	(0.01)	(0.13)

Total Distributions	(0.08)	(0.02)	(0.01)	(0.01)	(0.01)	(0.15)

Net Asset Value, End of Period	$1.43	$1.46	$1.28	$0.95	$1.12	$1.14

Total Return(d)	3.80%	16.26%	35.01%	(14.54% )	(0.65% )	17.21%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$447,422	$426,827	$342,500	$225,410	$210,734	$137,616

Ratio of Expenses to Average Net Assets	0.26% (c)	0.26%	0.27%	0.28%	0.31%	0.32%

Ratio of Net Investment Income to Average Net Assets	1.35% (c)	0.96%	0.92%	0.86%	1.06%	1.71%

Portfolio Turnover Rate	5.99%	16.46%	9.74%	15.60%	19.06%	54.60%

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31, 2004		For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.43		$1.20		$1.00
Income from Investment Operations:
Net Investment Income (Loss)	0.00	(e)	0.00	(e)	—
Net Realized and Unrealized Gains (Losses) on Investments	0.07		0.23		0.20

Total from Investment Operations	0.07		0.23		0.20

Less Distributions:
Distributions from Net Investment Income	—		—		(0.00	)(e)
Distributions from Realized Gains on Investments	—		—		(0.00	)(e)

Total Distributions	—		—		(0.00	)(e)

Net Asset Value, End of Period	$1.50		$1.43		$1.20

Total Return(d)	5.17%		19.67%		19.90%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$88,829		$56,690		$36,730

Ratio of Expenses to Average Net Assets	0.82%	(c)	0.84%		0.90%	(c)

Ratio of Net Investment Income to Average Net Assets	0.31%	(c)	(0.03%	)	0.07%	(c)

Portfolio Turnover Rate	25.50%		25.42%		33.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.98		$1.87	$1.59	$2.03	$2.47	$2.66
Income from Investment Operations:
Net Investment Income (Loss)	0.01		0.02	0.01	0.01	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.10	0.28	(0.43)	(0.36)	(0.09)

Total from Investment Operations	0.02		0.12	0.29	(0.42)	(0.34)	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.01)	(0.01)	(0.02)	(0.02)	(0.02)
Distributions from Realized Gains on Investments	—		—	—	—	(0.08)	(0.11)

Total Distributions	(0.02)		(0.01)	(0.01)	(0.02)	(0.10)	(0.13)

Net Asset Value, End of Period	$1.98		$1.98	$1.87	$1.59	$2.03	$2.47

Total Return(d)	0.78%		6.67%	18.94%	(20.83% )	(14.22% )	(2.49% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$671,304		$686,849	$665,871	$551,421	$696,578	$770,816

Ratio of Expenses to Average Net Assets	0.43%	(c)	0.43%	0.43%	0.43%	0.43%	0.43%

Ratio of Net Investment Income to Average Net Assets	0.84%	(c)	1.07%	0.77%	0.76%	1.01%	1.12%

Portfolio Turnover Rate	12.00%		34.53%	40.89%	28.06%	27.98%	28.01%

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.14		$1.07	$0.87	$1.22	$1.37	$1.56
Income from Investment Operations:
Net Investment Income (Loss)	0.01		0.02	0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.06	0.20	(0.35)	(0.11)	(0.11)

Total from Investment Operations	0.02		0.08	0.21	(0.34)	(0.10)	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	—		—	—	—	(0.04)	(0.08)

Total Distributions	(0.02)		(0.01)	(0.01)	(0.01)	(0.05)	(0.09)

Net Asset Value, End of Period	$1.14		$1.14	$1.07	$0.87	$1.22	$1.37

Total Return(d)	1.62%		8.16%	24.05%	(28.20% )	(7.77% )	(6.97% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$471,439		$469,935	$447,554	$365,944	$548,672	$579,981

Ratio of Expenses to Average Net Assets	0.44%	(c)	0.44%	0.46%	0.58%	0.58%	0.57%

Ratio of Net Investment Income to Average Net Assets	1.17%	(c)	1.41%	1.07%	0.85%	0.75%	0.68%

Portfolio Turnover Rate	10.99%		33.64%	58.90%	29.20%	44.37%	47.67%

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,			For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.14		$1.00	$0.76	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.00	(e)	0.15	0.24	(0.21)	(0.03)

Total from Investment Operations	0.01		0.17	0.25	(0.20)	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	(0.01)	(0.01)	—
Distributions from Realized Gains on Investments	(0.02)		(0.02)	—	—	—

Total Distributions	(0.02)		(0.03)	(0.01)	(0.01)	—

Net Asset Value, End of Period	$1.13		$1.14	$1.00	$0.76	$0.97

Total Return(d)	1.00%		16.85%	34.41%	(21.24% )	(2.19%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$254,097		$211,977	$136,099	$74,274	$40,722

Ratio of Gross Expenses to Average Net Assets	0.60%	(c)	0.62%	0.67%	0.70%	0.90%	(c)

Ratio of Net Expenses to Average Net Assets	0.60%	(c)	0.62%	0.67%	0.70%	0.75%	(c)

Ratio of Net Investment Income to Average Net Assets	1.80%	(c)	1.63%	1.84%	1.54%	1.32%	(c)

Portfolio Turnover Rate	12.84%		32.97%	29.20%	22.42%	18.98%

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31, 2004	For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.35		$1.22	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)		0.17	0.23

Total from Investment Operations	0.00		0.19	0.24

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.02)	(0.01)
Distributions from Realized Gains on Investments	(0.01)		(0.04)	(0.01)

Total Distributions	(0.01)		(0.06)	(0.02)

Net Asset Value, End of Period	$1.34		$1.35	$1.22

Total Return(d)	(0.33%	)	15.16%	23.64%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$112,701		$89,747	$47,664

Ratio of Gross Expenses to Average Net Assets	0.68%	(c)	0.69%	0.77%	(c)

Ratio of Net Expenses to Average Net Assets	0.68%	(c)	0.69%	0.75%	(c)

Ratio of Net Investment Income to Average Net Assets	1.65%	(c)	1.74%	1.88%	(c)

Portfolio Turnover Rate	7.89%		15.21%	27.27%

(a)	Portfolio commenced operations July 31, 2001.
(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.94	$2.72	$2.17	$2.87	$3.41	$3.89
Income from Investment Operations:
Net Investment Income (Loss)	0.02	0.05	0.04	0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.05)	0.24	0.56	(0.64)	(0.43)	(0.37)

Total from Investment Operations	(0.03)	0.29	0.60	(0.61)	(0.40)	(0.33)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.04)	(0.04)	(0.03)	(0.04)	(0.04)
Distributions from Realized Gains on Investments	(0.05)	(0.03)	(0.01)	(0.06)	(0.10)	(0.11)

Total Distributions	(0.10)	(0.07)	(0.05)	(0.09)	(0.14)	(0.15)

Net Asset Value, End of Period	$2.81	$2.94	$2.72	$2.17	$2.87	$3.41

Total Return(d)	(0.88% )	10.70%	28.43%	(22.07% )	(11.88% )	(8.75% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,844,693	$1,904,122	$1,756,120	$1,362,881	$1,821,875	$2,072,937

Ratio of Expenses to Average Net Assets	0.20% (c)	0.20%	0.20%	0.21%	0.21%	0.20%

Ratio of Net Investment Income to Average Net Assets	1.64% (c)	1.83%	1.59%	1.40%	1.13%	1.08%

Portfolio Turnover Rate	1.75%	3.45%	2.44%	6.55%	2.92%	6.47%

Asset Allocation Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,			For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.12		$1.02	$0.86	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.00	(e)	0.08	0.16	(0.11)	(0.03)

Total from Investment Operations	0.01		0.10	0.18	(0.10)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.02)		—	(0.02)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	(0.02)		—	—	—	—

Total Distributions	(0.04)		—	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.09		$1.12	$1.02	$0.86	$0.97

Total Return(d)	0.91%		10.02%	20.63%	(10.26% )	(2.10%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$215,728		$196,568	$130,478	$87,260	$40,116

Ratio of Gross Expenses to Average Net Assets	0.60%	(c)	0.64%	0.73%	0.87%	0.92%	(c)

Ratio of Net Expenses to Average Net Assets	0.60%	(c)	0.64%	0.73%	0.75%	0.75%	(c)

Ratio of Net Investment Income to Average Net Assets	2.29%	(c)	1.90%	1.83%	2.18%	2.19%	(c)

Portfolio Turnover Rate	55.18%		116.65%	103.77%	112.73%	55.88%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.87	$1.85	$1.62	$1.82	$2.03	$2.22
Income from Investment Operations:
Net Investment Income (Loss)	0.03	0.05	0.05	0.06	0.08	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.02)	0.09	0.24	(0.20)	(0.13)	(0.09)

Total from Investment Operations	0.01	0.14	0.29	(0.14)	(0.05)	(0.01)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.06)	(0.06)	(0.08)	(0.07)
Distributions from Realized Gains on Investments	(0.03)	(0.07)	—	—	(0.08)	(0.11)

Total Distributions	(0.08)	(0.12)	(0.06)	(0.06)	(0.16)	(0.18)

Net Asset Value, End of Period	$1.80	$1.87	$1.85	$1.62	$1.82	$2.03

Total Return(d)	0.31%	7.89%	17.99%	(7.54% )	(3.15% )	(0.17% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$2,906,596	$2,983,179	$2,891,488	$2,561,529	$3,011,137	$3,253,199

Ratio of Expenses to Average Net Assets	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	2.71% (c)	2.71%	2.74%	3.08%	3.75%	3.47%

Portfolio Turnover Rate	58.99%	100.02%	69.56%	53.12%	50.37%	24.36%

High Yield Bond Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003		2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$0.76		$0.73	$0.56		$0.65	$0.69	$0.82
Income from Investment Operations:
Net Investment Income	0.02		0.05	0.05		0.07	0.08	0.09
Net Realized and Unrealized Gains (Losses) on Investments	(0.03)		0.03	0.12		(0.09)	(0.04)	(0.13)

Total from Investment Operations	(0.01)		0.08	0.17		(0.02)	0.04	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.05)	(0.00	)(e)	(0.07)	(0.08)	(0.09)
Distributions from Realized Gains on Investments	—		—	—		—	—	—

Total Distributions	(0.05)		(0.05)	(0.00	)(e)	(0.07)	(0.08)	(0.09)

Net Asset Value, End of Period	$0.70		$0.76	$0.73		$0.56	$0.65	$0.69

Total Return(d)	(0.31%	)	12.76%	29.06%		(2.89% )	5.03%	(4.60% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$235,362		$229,312	$199,371		$137,553	$147,670	$138,207

Ratio of Gross Expenses to Average Net Assets	0.48%	(c)	0.50%	0.52%		0.54%	0.53%	0.53%

Ratio of Net Expenses to Average Net Assets	0.48%	(c)	0.50%	0.52%		0.54%	0.53%	0.52%

Ratio of Net Investment Income to Average Net Assets	7.49%	(c)	7.42%	8.66%		10.37%	10.48%	10.90%

Portfolio Turnover Rate	69.97%		162.00%	182.10%		89.20%	96.41%	124.91%

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.23		$1.26	$1.27	$1.20	$1.16	$1.13
Income from Investment Operations:
Net Investment Income	0.02		0.05	0.05	0.05	0.06	0.08
Net Realized and Unrealized Gains (Losses) on Investments	0.00	(e)	0.01	0.02	0.09	0.05	0.03

Total from Investment Operations	0.02		0.06	0.07	0.14	0.11	0.11

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.05)	(0.05)	(0.06)	(0.07)	(0.08)
Distributions from Realized Gains on Investments	(0.01)		(0.04)	(0.03)	(0.01)	—	—

Total Distributions	(0.05)		(0.09)	(0.08)	(0.07)	(0.07)	(0.08)

Net Asset Value, End of Period	$1.20		$1.23	$1.26	$1.27	$1.20	$1.16

Total Return(d)	2.05%		4.75%	5.49%	12.09%	10.37%	10.21%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$729,942		$661,027	$621,325	$584,018	$405,406	$291,678

Ratio of Expenses to Average Net Assets	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	4.12%	(c)	3.99%	4.03%	5.01%	6.15%	6.84%

Portfolio Turnover Rate	133.11%		213.87%	137.05%	184.37%	151.27%	139.89%

Money Market Portfolio	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2004	2003	2002	2001	2000
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.02	0.04	0.06

Total from Investment Operations	0.01		0.01	0.01	0.02	0.04	0.06

Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.01)	(0.01)	(0.02)	(0.04)	(0.06)

Total Distributions	(0.01)		(0.01)	(0.01)	(0.02)	(0.04)	(0.06)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.22%		1.43%	1.23%	1.65%	3.91%	6.28%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$342,451		$344,468	$399,873	$501,313	$458,689	$384,455

Ratio of Gross Expenses to Average Net Assets(f)	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Expenses to Average Net Assets(f)	0.30%	(c)	0.00%	0.00%	0.27%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	2.44%	(c)	1.41%	1.23%	1.63%	3.76%	6.08%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year. For the Money Market Portfolio, total return includes the effect of a management fee waiver from December 2, 2002 through December 31, 2004, which ended on December 31, 2004. In the absence of such fee waiver, the total return would be less.
(e)	Amount is less than $0.005.
(f)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect for the period December 2, 2002 through December 31, 2004 (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). The fee waiver ended on December 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2005

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

Note 2 — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the prior day’s price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the latest bid price. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 — Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss

Notes to Financial Statements

Notes to Financial Statements

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6 — The Series Fund has a securities lending program that enables each Portfolio, except the Money Market Portfolio, to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio’s investment policies. For the period ended June 30, 2005, the Balanced and Select Bond Portfolios earned $187,583 and $87,833, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on the Portfolio’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. As of June 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Balanced	$48,487,900	$49,494,500
Select Bond	35,105,400	35,983,750

As of June 30, 2005, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio’s Statement of Assets and Liabilities.

Note 7 — The Asset Allocation, Balanced and Select Bond Portfolios have entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a portfolio to a bank or broker/dealer (the “counterparty”) of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. As of June 30, 2005, the following mortgage dollar rolls were outstanding:

Portfolio	Cost	Value	Obligation Liability
Asset Allocation	$3,465,618	$3,469,404	$3,471,153
Balanced	101,581,548	101,683,888	101,752,537
Select Bond	64,728,759	64,797,742	64,834,962

The obligation liability is included in Due on Purchase of Securities and Securities Lending Collateral on the Portfolio’s Statement of Assets and Liabilities. Securities subject to these agreements had contractual maturities ranging from 7/1/35 to 8/1/35. The weighted average interest rate was 5.19% for the Asset Allocation Portfolio, 5.27% for the Balanced Portfolio, and 5.23% for the Select Bond Portfolio.

Note 8 — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2005, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Small Cap Growth Stock	$151,424	$—	$135,082	$—
T. Rowe Price Small Cap Value	27,628	—	9,481	—
Aggressive Growth Stock	384,340	—	438,214	—
International Growth	38,326	—	32,127	—
Franklin Templeton International Equity	39,563	—	20,441	—
AllianceBernstein Mid Cap Value	20,075	—	9,852	—
Index 400 Stock	34,367	—	23,040	—
Janus Capital Appreciation	45,195	—	15,612	—
Growth Stock	79,487	—	76,837	—
Large Cap Core Stock	50,266	—	55,186	—
Capital Guardian Domestic Equity	71,547	—	28,081	—
T. Rowe Price Equity Income	31,096	—	7,562	—
Index 500 Stock	32,020	—	61,366	—
Asset Allocation	65,726	51,359	50,268	48,997
Balanced	439,130	1,106,981	447,769	1,100,842
High Yield Bond	163,481	—	150,846	—
Select Bond	225,128	731,914	220,880	662,127

Notes to Financial Statements

Notes to Financial Statements

Note 9 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
T. Rowe Price Small Cap Value	.85%
AllianceBernstein Mid Cap Value	.85%
Index 400 Stock	.25%
Index 500 Stock	.20%
Balanced	.30%
Select Bond	.30%
Money Market	.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess
Small Cap Growth Stock	.80%	.65%	.50%
Aggressive Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
Growth Stock	.60%	.50%	.40%
Large Cap Core Stock	.60%	.50%	.40%
High Yield Bond	.60%	.50%	.40%

Portfolio	First $100 Million	Next $150 Million	Excess
International Growth	.75%	.65%	.55%
Capital Guardian Domestic Equity	.65%	.55%	.50%
Asset Allocation	.60%	.50%	.40%

Portfolio	First $500 Million	Excess
T. Rowe Price Equity Income	.65%	.60%

Portfolio	First $100 Million	Next $400 Million	Excess
Janus Capital Appreciation	.80%	.75%	.70%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual and the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
T. Rowe Price Small Cap Value	1.00%	December 31, 2006
International Growth	1.10%	December 31, 2006
AllianceBernstein Mid Cap Value	1.00%	December 31, 2008
Janus Capital Appreciation	0.90%	December 31, 2008
Capital Guardian Domestic Equity	0.75%	December 31, 2006
T. Rowe Price Equity Income	0.75%	December 31, 2008
Asset Allocation	0.75%	December 31, 2006

MSA voluntarily waived its management fee from December 2, 2002 to December 31, 2004 for the Money Market Portfolio.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2005, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Small Cap Growth Stock	$1,097
T. Rowe Price Small Cap Value	386
Aggressive Growth Stock	1,272
AllianceBernstein Mid Cap Value	344
Index 400 Stock	1,213
Janus Capital Appreciation	71
Growth Stock	299
Large Cap Core Stock	1,126
Capital Guardian Domestic Equity	487
T. Rowe Price Equity Income	25
Index 500 Stock	123
Asset Allocation	476
High Yield Bond	1,927

T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Investment Counsel, LLC. (“Templeton Counsel”), Alliance Capital Management L.P., (“Alliance Capital Management”), Janus Capital Management, LLC (“Janus Capital”) and Capital Guardian Trust Company (“Capital Guardian”) have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, the Franklin Templeton International Equity Portfolio, the AllianceBernstein Mid Cap Value Portfolio, the Janus Capital Appreciation Portfolio and the Capital Guardian Domestic Equity Portfolio, respectively. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio’s average daily net assets. MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. MSA pays Alliance Capital Management .72% on the first $25 million of the Portfolio’s assets, .54% on the next $225 million, and .50% in excess of $250 million, with a minimum amount of $16,000. MSA pays Janus Capital .55% on the first $100 million of the Portfolio’s assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less and .275% on net assets in excess of $100 million. For the

Notes to Financial Statements

Notes to Financial Statements

T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% of the Portfolio’s assets, reduced to .35% on assets in excess of $500 million.

Commissions paid on Portfolio transactions to an affiliated broker for the period ended June 30, 2005, were as follows:

Portfolio	Amount
AllianceBernstein Mid Cap Value	$6,498

Note 10 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2004 is provided below:

	Post-October Losses		Capital Loss Carryovers
Portfolio	Capital	Foreign Currency	Amount	Expiration	Utilized in 2004
	(Amounts in Thousands)
Small Cap Growth Stock	$—	$—	$—	—	$25,605
T. Rowe Price Small Cap Value	—	—	—	—	—
Aggressive Growth Stock	—	—	108,215	2010-2011	95,296
International Growth	—	—	597	2011	4,716
Franklin Templeton International Equity	—	24	66,733	2010-2011	53,475
AllianceBernstein Mid Cap Value	—	—	—	—	—
Index 400 Stock	—	—	—	—	—
Janus Capital Appreciation	40	—	507	2012	—
Growth Stock	—	—	65,078	2009-2010	30,055
Large Cap Core Stock	—	—	165,188	2009-2012	—
Capital Guardian Domestic Equity	—	—	—	—	3,619
T. Rowe Price Equity Income	—	—	—	—	—
Index 500 Stock	—	—	—	—	—
Asset Allocation	—	—	—	—	556
Balanced	—	—	—	—	—
High Yield Bond	—	—	65,399	2007-2010	11,029
Select Bond	1,092	—	—	—	—

Note 11 — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 12 — Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity and International Growth Portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2005 and the year ended December 31, 2004 are summarized below:

Portfolio	2005 Reimbursements	2004 Reimbursements
International Growth	$134,014	$101,251
Franklin Templeton International Equity	1,701,453	1,778,426

Notes to Financial Statements

Notes to Financial Statements

Note 13 — Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the periods ended June 30, 2005 and December 31, 2004 were as follows:

	2005 Distributions Paid From:		2004 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
	(Amounts in Thousands)
Small Cap Growth Stock	$—	$4,453	$—	$—
T. Rowe Price Small Cap Value	3,933	2,549	902	1,354
Aggressive Growth Stock	602	—	—	—
International Growth	78	—	625	—
Franklin Templeton International Equity	18,202	—	14,573	—
AllianceBernstein Mid Cap Value	72	260	2,223	2,546
Index 400 Stock	6,166	18,491	2,523	2,269
Janus Capital Appreciation	—	—	51	—
Growth Stock	7,061	—	4,542	—
Large Cap Core Stock	6,143	—	4,200	—
Capital Guardian Domestic Equity	59	4,773	2,660	2,783
T. Rowe Price Equity Income	165	583	2,041	1,278
Index 500 Stock	33,460	31,663	27,018	16,059
Asset Allocation	3,232	3,390	—	—
Balanced	103,327	16,150	79,236	98,256
High Yield Bond	15,557	—	14,554	—
Select Bond	29,345	—	39,008	4,298
Money Market	4,163	—	5,155	—

As of December 31, 2004, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Small Cap Growth Stock	$—	$4,453	$—	$92,100
T. Rowe Price Small Cap Value	3,947	2,533	—	49,467
Aggressive Growth Stock	634	—	(108,215)	251,252
International Growth	77	—	(597)	27,931
Franklin Templeton International Equity	18,202	—	(66,757)	225,375
AllianceBernstein Mid Cap Value	72	260	—	14,295
Index 400 Stock	6,204	18,537	—	75,445
Janus Capital Appreciation	—	—	(547)	14,602
Growth Stock	7,067	—	(65,078)	85,167
Large Cap Core Stock	6,146	—	(165,188)	66,322
Capital Guardian Domestic Equity	59	4,773	—	32,543
T. Rowe Price Equity Income	165	583	—	13,229
Index 500 Stock	33,494	31,634	—	484,526
Asset Allocation	3,233	3,390	—	21,636
Balanced	103,513	15,994	—	666,572
High Yield Bond	15,558	—	(65,399)	9,028
Select Bond	29,345	—	(1,092)	(1,879)

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Proxy Voting and Portfolio Holdings

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of April 29, 2005 through June 30, 2005. Effective May 1, 2003, each director shall serve for a twelve-year term commencing May 1, 2003 or until their earlier death, resignation, retirement or removal from office and election and qualification of their successors. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Louis A. Holland (63) Suite 700 1 North Wacker Drive Chicago, IL 60606	Director	Since 2003	29	Packaging Corporation of America; Lou Holland Trust; AmerUs Group Co.

Principal Occupation During Past 5 Years: Managing Partner and Chief Investment Officer, Holland Capital Management, L.P.; Portfolio Manager, Lou Holland Growth Fund
Elizabeth L. Majers (46) 370 Shadowood Lane Northfield, IL 60093	Director	Since 2003	29	None

Principal Occupation During Past 5 Years: Partner, McDermott, Will & Emery (international law firm)
William A. McIntosh (66) 525 Sheridan Road Kenilworth, IL 60043	Director	Since 1997	29	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Financial consulting since 1998; Adjunct Faculty Member, Howard University
Michael G. Smith (61) 614 Lenox Road Glen Ellyn, IL 60137	Director	Since 2003	29	Trustee of Ivy Funds

Principal Occupation During Past 5 Years: Private investor; retired since 1999. From 1987 to 1999, Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch and Co., Inc.
Martin F. Stein (68) 1800 East Capitol Drive Milwaukee, WI 53211	Director	Since 1995	29	Koss Corporation

Principal Occupation During Past 5 Years: Former Chairman of Eyecare One, Inc., which includes Stein Optical and Eye Q optical centers (retail sales of eyewear)

Other Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore (60) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chairman and Director	Since 2000	29	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001; prior thereto, Executive Vice President

Officers
Mark G. Doll				President
Walter M. Givler				Chief Financial Officer
Michael W. Zielinski				Secretary
Barbara E. Courtney				Controller

Director and Other Information

Continuance of the Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

At its meeting on February 17, 2005, the Board of Directors of the Northwestern Mutual Series Fund, Inc. (the “Fund”) unanimously approved the continuance of the Investment Advisory Agreement between the Fund and Mason Street Advisors, LLC (the “Advisory Agreement”), and the Investment Sub-Advisory Agreements between Mason Street Advisors, LLC (“MSA”) and the sub-advisors to certain of the Fund’s portfolios (the “Sub-Advisory Agreements). (Each portfolio comprising the Fund is referred to as a “Portfolio” and collectively as the “Portfolios”). In preparation for the meeting, the directors requested and received extensive information from MSA and the sub-advisors to assist them in their evaluation. The independent directors also received a memorandum from their counsel advising the directors of their responsibilities in connection with the annual review of the Advisory and the Sub-Advisory Agreements, and summarizing the legal standards governing the renewal of these Agreements. Prior to the Board meeting, the independent directors reviewed the proposed continuance of the Advisory and the Sub-Advisory Agreements with their legal counsel, who is independent of MSA and the sub-advisors, in two separate private sessions at which no representatives of MSA, the sub-advisors or their affiliates were present.

While particular focus is given to an evaluation of the services, performance, fees, costs, and other relevant information under the Advisory and the Sub-Advisory Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and the sub-advisers and the nature, extent and quality of the services they provide the Portfolios, is an ongoing one. For example, the directors received information from portfolio managers monthly regarding market developments, Portfolio performance and portfolio analysis. The directors also received additional information about the Portfolios, their performance, and certain operational and related matters at their regular quarterly meetings and at quarterly meetings of the Fund’s Audit Committee. As a result, the directors’ consideration of the nature, extent and quality of services included deliberations at other meetings in addition to the annual renewal meeting at which each agreement is formally considered for continuation.

Continuance of the Advisory Agreement Between the Fund and MSA.

The material factors and conclusions that formed the basis for the Board’s determination to approve the continuance of the Advisory Agreement with respect to each Portfolio are discussed below. In addition to the information provided to them, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Portfolios and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included the scope of the services provided by MSA, MSA’s experience, its assets under management, MSA’s investment personnel, the experience of the portfolio managers of the Portfolios, the reorganization of various groups within the fixed income division of MSA in order to enhance its investment process, and changes in professional personnel including additions to the administrative, compliance and legal staffs. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide administrative services, shareholder servicing, oversight of other service providers, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund.

Based on its review of these factors and their experience with MSA’s services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Portfolio, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year performance to the returns of appropriate peer groups and benchmarks and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, and (iii) the Morningstar and the Lipper rankings for each Portfolio for one-, three- and five-year periods. The directors also considered the reports of the portfolio managers on the market and the factors contributing to each Portfolio’s performance for 2004, and the presentations at the meeting by the managing directors of the fixed income and equity divisions of MSA. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary and portfolio analysis they received periodically throughout the year. The directors also considered the effects on rankings of Portfolios depending on the categories in which the rating agencies place the Portfolios.

The directors noted, in particular, that based on average annual returns for the one-, three- or five-year period (which ever was longer for each respective Portfolio) ended December 31, 2004, all but two of the Portfolios ranked in the top third of their appropriate investment categories by either Lipper or Morningstar. Regarding the relative performance of the Alliance Bernstein Mid Cap Value Portfolio, the Board considered that the Portfolio commenced operations on May 1, 2003, that it was ranked in the top 40% in its respective investment category based on one-year performance, and that it outperformed the Morningstar and Lipper averages for the category for that period. Regarding the relative performance of the Large Cap Core Portfolio, the directors considered the fact that the performance reflects only two years of MSA performance with the balance reflecting the performance of the Portfolio’s predecessor investment manager. Based on its review of the various measures and periods of investment performance for these Portfolios, the

Continuance of the Investment Advisory and Sub-Advisory Agreements

Continuance of the Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Board concluded that it was satisfied with the relative investment performance of the Portfolios.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the directors considered the fees paid by each Portfolio under the Advisory Agreement, the caps on total net operating expenses for certain of the Portfolios, and the management fees paid by a peer group of mutual funds for each of the Portfolios. The directors also considered the total operating expenses of each Portfolio and a comparison of those expenses with averages of each Portfolio’s respective investment category and with each Portfolio’s respective peer group. The rank of each Portfolio within its respective investment category was also considered. The directors noted the fees charged to MSA’s other mutual fund family. However, they did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and they have investment objectives and policies different than the Portfolios.

The directors noted that the management fees for each of the Portfolios were generally in the lower end of the range of management fees of a peer group of funds and, with the exception of the International Growth (38%) and the Asset Allocation Portfolios (39%), all of the non-sub-advised Portfolios were in the top 5% of their category based on total net operating expenses. It was recognized that all of the sub-advised Portfolios did have higher expenses though they were all within the top 19-40% of their respective investment classes.

The directors considered the various expenses relating to the investment and non-investment operations of the Portfolios that are assumed by MSA. The directors also considered the increases in costs of investment management firms as a result of the increased complexity of portfolio management, shareholder servicing and compliance matters as well as the increased compensation levels of investment personnel. The directors recognized that MSA had absorbed the increased compliance costs associated with providing services to the Portfolios. The additional services provided by MSA and its affiliates were also taken into account. In considering the level of management fees for those Portfolios that do not contain breakpoints, the directors considered the operating expenses assumed by MSA and the total expenses of these Portfolios compared to industry averages for similar portfolios.

Based on its review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios are reasonable in light of the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors also considered the financial condition of MSA and information concerning the costs and profitability of MSA with respect to its relationship with the Portfolios. MSA provided a profitability analysis for each Portfolio which included the expense allocation methodology used, net income by Portfolio individually and in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate and of MSA in the aggregate. The directors received information on soft dollar arrangements including MSA’s policies with respect to such arrangements. The Board considered these “fall-out” benefits as part of its evaluation. The directors also considered the non-investment related operating expenses of the Portfolios assumed by MSA.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on its review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Portfolio was not excessive.

Continuance of the Sub-Advisory Agreements Between MSA and the Sub-Advisors.

At its meeting on February 17, 2005, the Board unanimously approved the Sub-Advisory Agreements between MSA and the following sub-advisors: T. Rowe Price Associates, Inc. (Small Cap Value and Equity Income Portfolios), Templeton Investment Counsel, LLC (International Equity Portfolio), Alliance Capital Management LP (Mid Cap Value Portfolio), Janus Capital Management LLC (Capital Appreciation Portfolio), and Capital Guardian Trust Company (Domestic Equity Portfolio) (the sub-advisors are collectively referred to herein as the “Sub-Advisors” and the sub-advised Portfolios are collectively referred to as the “Sub-Advised Portfolios”). The material factors and conclusions that formed the basis for the Board’s determination to approve the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolios are discussed below. In addition to the information provided to them, the directors considered their experience with and knowledge of the nature and quality of services provided by the Sub-Advisors and their interactions with representatives of the Sub-Advisors. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by the Sub-Advisors and their experience in providing investment management services. Consideration was given to the reputation of the Sub-Advisors as leaders in their respective investment disciplines. Based on their review and discussion, the directors concluded that they were satisfied with the nature and extent of the services provided by each of the Sub-Advisors. The directors also considered the performance of each of the Sub-Advised Portfolios (as described above) and the performance of accounts managed in a similar manner by certain of

Continuance of the Investment Advisory and Sub-Advisory Agreements

Continuance of the Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

the Sub-Advisors. For the reasons summarized above, the directors concluded that they were satisfied with the relative investment performance of each of the Sub-Advised Portfolios.

The directors considered each Portfolio’s total expenses as discussed above. The directors also considered the sub-advisory fees which fees are paid by MSA out of its investment management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisors for similarly managed sub-advised accounts. The directors also considered the breakpoints that are part of the sub-advisory fee schedules of the Sub-Advised Portfolios, and the relatively small asset size of the T. Rowe Price Small Cap Value Portfolio, which does not have breakpoints. The directors also considered certain financial data provided by certain Sub-Advisers relative to their profitability. The directors also considered information relating to pending regulatory and litigation matters for certain of the Sub-Advisors. Based on its review, the directors concluded that the fees charged by each of the Sub-Advisors and the total operating expenses of each of the Sub-Advised Portfolios were reasonable in light of the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Going forward, the directors will consider the continuance of each Sub-Advisory Agreement on a staggered schedule at their May, August and November meetings. This will afford the directors the opportunity to focus on a smaller number of relationships at any one meeting. At its meeting on May 5, 2005, the Board of Directors reviewed the Sub-Advisory Agreements between MSA, Templeton Investment Counsel, LLC and Capital Guardian Trust Company for each Sub-Advisor’s respective Portfolio. The directors considered updated information for the period ended March 31, 2005, including the nature, extent and quality of services provided by the Sub-Advisors to the Portfolios, investment performance information for each Portfolio, management fees paid by the Portfolios and the cost and profitability of the Sub-Advisors with respect to its relationship with each Portfolio. Based on its review of these factors, in addition to other information provided to them, the directors concluded that they were satisfied that the nature and extent of the services provided by each of the Sub-Advisors, the relative investment performance of each of the Sub-Advised Portfolios, the fees charged by each Sub-Advisor and the total operating expenses of each Sub-Advised Portfolio, were reasonable in light of the nature, scope and quality of services provided. For the reasons summarized above, the Board of Directors unanimously approved the continuance of the Sub-Advisory Agreements between MSA, Templeton Investment Counsel, LLC and Capital Guardian Trust Company, respectively.

Continuance of the Investment Advisory and Sub-Advisory Agreements

Semi-Annual Report June 30, 2005

NML Variable Annuity Account B

Financial Statements

NML Variable Annuity Account B Financial Statements

Statement of Assets and Liabilities

NML Variable Annuity Account B

June 30, 2005 (unaudited)

(in thousands, except accumulation unit values and units)

	Small Cap Growth Stock	T. Rowe Price Small Cap Value	Aggressive Growth Stock	International Growth	Franklin Templeton International Equity	AllianceBernstein Mid Cap Value	Index 400 Stock
Assets:
Investments at Market Value (1)(2)
Northwestern Mutual Series Fund, Inc	$226,906	$118,108	$696,805	$75,298	$561,151	$28,171	$239,884
Fidelity Variable Insurance Products Fund III
Russell Investment Funds
Due from Northwestern Mutual Life Insurance Company	2	12	15	29	10	4	—

Total Assets	226,908	118,120	696,820	75,327	561,161	28,175	239,884

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	14	25	22	6	1	6
Due to Participants	242	66	448	7	201	—	119

Total Liabilities	247	80	473	29	207	1	125

Total Net Assets	$226,661	$118,040	$696,347	$75,298	$560,954	$28,174	$239,759

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$719	$455	$3,005	$210	$2,759	$78	$1,006
Annuity Reserves	5	151	154	5	188	—	58
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	64,481	34,446	358,235	18,172	247,041	8,264	64,730
Annuity Reserves	608	202	2,658	144	2,190	59	492
On or After March 31, 1995 and Prior to March 31, 2000 — Front Load Version
Accumulation Units (5)	24,045	11,042	60,626	5,565	56,059	2,204	23,515
Annuity Reserves	242	160	347	131	592	6	379
On or After March 31, 1995 and Prior to March 31, 2000 — Back Load Version
Accumulation Units (6)	56,893	22,747	194,286	13,002	141,697	5,050	54,952
Annuity Reserves	192	71	952	70	716	31	368
On or After March 31, 2000 — Front Load Version
Accumulation Units (7)	30,842	18,582	28,164	15,832	46,988	5,999	33,141
Annuity Reserves	77	239	218	42	252	63	497
On or After March 31, 2000 — Back Load Version
Accumulation Units (8)	46,603	27,350	46,255	20,441	58,121	6,000	57,397
Annuity Reserves	252	67	80	54	160	3	195
On or After June 30, 2000 — Fee Based Version
Accumulation Units (9)	1,700	2,526	1,367	1,630	4,191	417	3,027
Annuity Reserves	2	2	—	—	—	—	2

Total Net Assets	$226,661	$118,040	$696,347	$75,298	$560,954	$28,174	$239,759

(1) Investments, at cost	$176,566	$96,683	$933,305	$62,935	$459,321	$26,644	$196,529
(2) Shares Outstanding	94,940	77,805	230,044	56,487	347,032	19,375	167,868
(3) Accumulation Unit Value	$2.471683	$1.560810	$5.076176	$1.318237	$2.679908	$1.560513	$1.746886
Units Outstanding*	290,878	291,422	591,994	159,234	1,029,426	50,164	575,932
(4) Accumulation Unit Value	$2.396528	$1.530546	$4.719106	$1.292689	$2.521658	$1.543716	$1.693782
Units Outstanding*	26,906,000	22,505,262	75,911,732	14,057,426	97,967,666	5,353,268	38,216,669
(5) Accumulation Unit Value	$2.525184	$1.582142	$2.424801	$1.336270	$2.258620	$1.572297	$1.784676
Units Outstanding*	9,521,989	6,979,227	25,002,755	4,164,208	24,820,190	1,401,946	13,175,679
(6) Accumulation Unit Value	$2.396528	$1.530546	$4.719106	$1.292689	$2.521658	$1.543716	$1.693782
Units Outstanding*	23,739,674	14,862,056	41,170,078	10,057,979	56,192,079	3,270,920	32,443,457
(7) Accumulation Unit Value	$1.152465	$1.576050	$0.773417	$1.331121	$1.153478	$1.568941	$1.400638
Units Outstanding*	26,761,390	11,790,345	36,414,284	11,894,034	40,735,642	3,823,607	23,661,458
(8) Accumulation Unit Value	$2.396528	$1.530546	$4.719106	$1.292689	$2.521658	$1.543716	$1.693782
Units Outstanding*	19,446,134	17,869,071	9,801,630	15,813,007	23,048,639	3,886,732	33,886,708
(9) Accumulation Unit Value	$1.129780	$1.585304	$0.793012	$1.338972	$1.139204	$1.574014	$1.451409
Units Outstanding*	1,504,625	1,593,314	1,723,978	1,217,821	3,678,546	265,039	2,085,413
*	Units outstanding have been rounded for presentation purposes.

The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Assets and Liabilities

1

Statement of Assets and Liabilities

NML Variable Annuity Account B

June 30, 2005 (unaudited)

(in thousands, except accumulation unit values and units)

	Janus Capital Appreciation	Growth Stock	Large Cap Core Stock	Capital Guardian Domestic Equity	T. Rowe Price Equity Income	Index 500 Stock	Asset Allocation
Assets:
Investments at Market Value (1)(2)
Northwestern Mutual Series Fund, Inc	$30,337	$349,541	$261,878	$138,347	$48,131	$1,017,157	$177,868
Fidelity Variable Insurance Products Fund III
Russell Investment Funds
Due from Northwestern Mutual Life Insurance Company	4	3	—	7	1	6	1

Total Assets	30,341	349,544	261,878	138,354	48,132	1,017,163	177,869

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	1	9	4	1	104	1
Due to Participants	—	186	346	72	8	1,471	126

Total Liabilities	—	187	355	76	9	1,575	127

Total Net Assets	$30,341	$349,357	$261,523	$138,278	$48,123	$1,015,588	$177,742

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$25	$1,209	$829	$416	$360	$27,479	$447
Annuity Reserves	—	2	64	—	—	744	30
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	7,269	108,602	86,419	37,575	15,316	416,944	48,691
Annuity Reserves	19	1,136	1,535	267	90	5,293	1,225
On or After March 31, 1995 and Prior to March 31, 2000 — Front Load Version
Accumulation Units (5)	2,179	45,827	33,975	12,275	3,150	103,668	13,177
Annuity Reserves	8	442	638	366	141	1,866	859
On or After March 31, 1995 and Prior to March 31, 2000 — Back Load Version
Accumulation Units (6)	5,884	117,913	96,553	24,484	8,420	301,108	26,415
Annuity Reserves	—	482	957	133	95	2,269	456
On or After March 31, 2000 — Front Load Version
Accumulation Units (7)	5,733	28,855	15,665	27,478	10,829	58,578	33,133
Annuity Reserves	5	35	140	142	118	167	855
On or After March 31, 2000 — Back Load Version
Accumulation Units (8)	8,546	42,484	23,935	30,493	8,505	92,309	49,296
Annuity Reserves	—	171	75	167	20	433	721
On or After June 30, 2000 — Fee Based Version
Accumulation Units (9)	673	2,198	738	4,481	1,079	4,727	2,430
Annuity Reserves	—	1	—	1	—	3	7

Total Net Assets	$30,341	$349,357	$261,523	$138,278	$48,123	$1,015,588	$177,742

(1) Investments, at cost	$27,636	$344,337	$307,927	$119,596	$45,848	$866,689	$159,231
(2) Shares Outstanding	20,171	176,714	228,715	122,214	36,026	361,591	162,585
(3) Accumulation Unit Value	$1.484922	$2.518800	$2.096707	$1.186729	$1.396316	$4.361559	$1.142561
Units Outstanding*	16,837	480,024	395,370	350,638	257,836	6,300,309	391,021
(4) Accumulation Unit Value	$1.468923	$2.381975	$1.982813	$1.163683	$1.381287	$4.055019	$1.120395
Units Outstanding*	4,948,575	45,593,056	43,583,970	32,289,293	11,088,095	102,821,738	43,458,385
(5) Accumulation Unit Value	$1.496113	$2.400494	$1.997588	$1.202975	$1.406851	$2.701772	$1.158180
Units Outstanding*	1,456,641	19,090,678	17,008,084	10,203,616	2,239,039	38,370,119	11,377,366
(6) Accumulation Unit Value	$1.468923	$2.381975	$1.982813	$1.163683	$1.381287	$4.055019	$1.120395
Units Outstanding*	4,005,900	49,502,312	48,695,018	21,040,315	6,095,957	74,255,711	23,576,411
(7) Accumulation Unit Value	$1.492902	$0.778547	$0.783147	$1.198341	$1.403844	$0.840709	$1.153732
Units Outstanding*	3,839,790	37,062,717	20,002,841	22,930,077	7,713,842	69,676,828	28,718,282
(8) Accumulation Unit Value	$1.468923	$2.381975	$1.982813	$1.163683	$1.381287	$4.055019	$1.120395
Units Outstanding*	5,817,920	17,835,683	12,071,314	26,203,580	6,157,177	22,764,033	43,998,456
(9) Accumulation Unit Value	$1.497752	$0.799531	$0.837122	$1.205385	$1.408409	$0.870961	$1.160534
Units Outstanding*	449,205	2,748,605	881,836	3,716,913	766,040	5,427,068	2,094,239
*	Units outstanding have been rounded for presentation purposes.

The Accompanying Notes are an Integral Part of the Financial Statements

2

Statement of Assets and Liabilities

Balanced	High Yield Bond	Select Bond	Money Market	Fidelity VIP Mid Cap	Russell Multi-Style Equity	Russell Aggressive Equity	Russell Non-US	Russell Core Bond	Russell Real Estate Securities

$2,364,707	$163,408	$574,103	$203,838
				$62,210
					$124,200	$68,998	$93,234	$117,258	$225,307

8	9	7	15	51	11	2	6	1	20

2,364,715	163,417	574,110	203,853	62,261	124,211	69,000	93,240	117,259	225,327

57	6	4	8	17	11	—	7	2	7
4,664	144	907	290	28	121	19	129	112	172

4,721	150	911	298	45	132	19	136	114	179

$2,359,994	$163,267	$573,199	$203,555	$62,216	$124,079	$68,981	$93,104	$117,145	$225,148

$27,134	$283	$6,009	$1,258	$211	$261	$142	$119	$89	$827
1,660	13	424	62	—	—	—	—	—	155

1,473,114	40,262	168,545	79,075	17,704	21,523	17,644	18,976	18,908	57,199
29,596	744	2,291	661	81	275	125	169	252	566

135,198	20,951	52,187	21,842	5,666	16,304	9,806	11,356	12,231	20,039
3,678	653	1,989	109	54	143	60	57	201	633

370,295	47,890	108,653	40,316	11,569	23,450	13,855	17,060	16,096	45,278
7,603	463	1,047	354	272	251	31	178	294	585

136,732	20,540	99,133	26,536	11,253	28,821	12,046	19,644	31,702	38,860
5,652	130	1,032	45	123	108	84	64	163	453

163,591	25,706	108,700	31,862	14,246	29,368	13,748	22,387	31,607	56,112
3,060	116	1,080	57	54	37	86	75	126	228

2,681	5,513	22,088	1,378	983	3,538	1,354	3,019	5,460	4,206
—	3	21	—	—	—	—	—	16	7

$2,359,994	$163,267	$573,199	$203,555	$62,216	$124,079	$68,981	$93,104	$117,145	$225,148

$2,180,784	$173,733	$578,889	$203,838	$56,302	$121,632	$61,028	$78,487	$116,266	$170,551
1,312,997	231,785	478,021	203,838	2,058	9,881	4,812	8,399	11,125	12,758
$8.957707	$2.118023	$11.296699	$3.098950	$1.775415	$0.843651	$1.379133	$1.099293	$1.383521	$2.471509
3,029,176	133,317	531,948	406,077	118,673	309,529	102,897	107,849	64,178	334,707
$7.965117	$2.002953	$10.041991	$2.755225	$1.756283	$0.817991	$1.337189	$1.065872	$1.341484	$2.396350
184,945,671	20,101,433	16,783,959	28,700,045	10,080,776	26,312,387	13,194,781	17,803,540	14,094,802	23,869,221
$2.364952	$2.047906	$2.001876	$1.437600	$1.788794	$0.861914	$1.408974	$1.123056	$1.413453	$2.524907
57,167,254	10,230,153	26,069,169	15,193,469	3,167,692	18,916,938	6,959,712	10,111,607	8,653,373	7,936,237
$7.965117	$2.002953	$10.041991	$2.755225	$1.756283	$0.817991	$1.337189	$1.065872	$1.341484	$2.396350
46,489,654	23,909,444	10,819,860	14,632,454	6,587,359	28,667,684	10,361,005	16,005,437	11,998,607	18,894,657
$1.088034	$1.393775	$1.471511	$1.121067	$1.784976	$0.805344	$1.192524	$0.892865	$1.396053	$2.661102
125,668,467	14,737,141	67,367,740	23,670,918	6,304,376	35,787,427	10,101,273	22,001,388	22,708,583	14,602,879
$7.965117	$2.002953	$10.041991	$2.755225	$1.756283	$0.817991	$1.337189	$1.065872	$1.341484	$2.396350
20,538,496	12,834,033	10,824,533	11,564,410	8,111,730	35,902,854	10,281,440	21,003,813	23,560,971	23,415,670
$1.103586	$1.403401	$1.467092	$1.114194	$1.790763	$0.843765	$1.237431	$0.946686	$1.385057	$2.451383
2,429,208	3,928,551	15,055,494	1,237,271	548,748	4,193,444	1,094,502	3,189,167	3,941,749	1,715,933

The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Assets and Liabilities

3

Statement of Operations

NML Variable Annuity Account B

For the Six Months Ended June 30, 2005 (unaudited)

(in thousands)

	Small Cap Growth Stock Division	T. Rowe Price Small Cap Value Stock Division	Aggressive Growth Stock Division	International Growth Stock Division
Income:
Dividend Income	$—	$378	$352	$50
Expenses:
Mortality and Expense Risk Charges	1,103	566	3,982	333

Net Investment Income (Loss)	(1,103)	(188)	(3,630)	(283)

Realized gain (losses) on investments:
Realized Gain (Loss) on Sale of Fund Shares	1,898	2,021	(18,949)	978
Realized gain distributions	2,175	3,193	—	—

Realized gains (losses)	4,073	5,214	(18,949)	978

Change in unrealized appreciation (depreciation) of Investments during the period	6,769	(6,114)	(1,192)	(336)

Net increase (decrease) in net assets resulting from operations	$9,739	$(1,088)	$(23,771)	$359

	Index 500 Stock Division	Asset Allocation Division	Balanced Division	High Yield Bond Division
Income:
Dividend Income	$17,973	$2,558	$62,813	$10,775
Expenses:
Mortality and Expense Risk Charges	5,613	856	13,517	805

Net Investment Income (Loss)	12,360	1,702	49,296	9,970

Realized gain (losses) on investments:
Realized Gain (Loss) on Sale of Fund Shares	11,026	764	12,225	(1,502)
Realized gain distributions	18,112	2,901	34,535	—

Realized gains (losses)	29,138	3,665	46,760	(1,502)

Change in unrealized appreciation (depreciation) of Investments during the period	(56,688)	(4,500)	(102,779)	(9,765)

Net increase (decrease) in net assets resulting from operations	$(15,190)	$867	$(6,723)	$(1,297)

The Accompanying Notes are an Integral Part of the Financial Statements

4

Statement of Operations

Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division	Index 400 Stock Division	Janus Capital Appreciation Division	Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division

$10,202	$2	$1,845	$—	$3,697	$3,435	$32	$4

3,034	119	1,185	101	1,861	1,405	604	200

7,168	(117)	660	(101)	1,836	2,030	(572)	(196)

3,287	150	2,513	152	(392)	(3,547)	332	210
—	105	11,385	—	—	—	2,550	303

3,287	255	13,898	152	(392)	(3,547)	2,882	513

(16,283)	11	(6,981)	1,142	(774)	4,272	(1,380)	(561)

$(5,828)	$149	$7,577	$1,193	$670	$2,755	$930	$(244)

Select Bond Division	Money Market Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Real Estate Securities Division

$19,633	$2,484	$—	$716	$—	$740	$931	$1,370

2,701	1,072	257	554	324	421	483	1,010

16,932	1,412	(257)	162	(324)	319	448	360

406	—	932	(1,320)	891	466	102	3,206
3,326	—	744	—	2,089	—	1,012	3,249

3,732	—	1,676	(1,320)	2,980	466	1,114	6,455

(12,037)	—	(152)	1,165	(3,447)	(2,206)	485	5,204

$8,627	$1,412	$1,267	$7	$(791)	$(1,421)	$2,047	$12,019

The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Operations

5

Statements of Changes in Net Assets

NML Variable Annuity Account B

(in thousands)

	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Stock Division
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Operations:
Net investment income (loss)	$(1,103)	$(2,046)	$(188)	$(700)
Net realized gains (losses)	4,073	1,389	5,214	2,946
Net change in unrealized appreciation (depreciation)	6,769	33,030	(6,114)	16,332

Net increase (decrease) in net assets resulting from operations	9,739	32,373	(1,088)	18,578

Contract Transactions:
Contract owners’ net payments	11,424	20,088	10,066	13,058
Annuity payments	(86)	(173)	(44)	(80)
Surrenders and other (net)	(7,335)	(13,932)	(3,828)	(5,085)
Transfers from other divisions or sponsor	59,651	98,488	50,001	84,021
Transfers to other divisions or sponsor	(64,221)	(103,701)	(45,738)	(69,154)

Net increase (decrease) in net assets resulting from contract transactions	(567)	770	10,457	22,760

Net increase (decrease) in net assets	9,172	33,143	9,369	41,338

Net Assets:
Beginning of Period	217,489	184,346	108,671	67,333

End of Period	$226,661	$217,489	$118,040	$108,671

Units issued during the period	41,067	72,862	41,110	72,852
Units redeemed during the period	(40,012)	(69,534)	(34,747)	(55,906)

Net units issued (redeemed) during period	1,055	3,328	6,363	16,946

	Index 400 Stock Division		Janus Capital Appreciation Division
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Operations:
Net investment income (loss)	$660	$(775)	$(101)	$(62)
Net realized gains (losses)	13,898	3,780	152	313
Net change in unrealized appreciation (depreciation)	(6,981)	26,659	1,142	1,236

Net increase (decrease) in net assets resulting from operations	7,577	29,664	1,193	1,487

Contract Transactions:
Contract owners’ net payments	12,074	22,377	4,535	2,844
Annuity payments	(128)	(238)	(1)	(2)
Surrenders and other (net)	(8,241)	(12,574)	(495)	(251)
Transfers from other divisions or sponsor	71,710	125,029	24,815	12,095
Transfers to other divisions or sponsor	(73,889)	(123,557)	(11,766)	(8,018)

Net increase (decrease) in net assets resulting from contract transactions	1,526	11,037	17,088	6,668

Net increase (decrease) in net assets	9,103	40,701	18,281	8,155

Net Assets:
Beginning of Period	230,656	189,955	12,060	3,905

End of Period	$239,759	$230,656	$30,341	$12,060

Units issued during the period	55,251	105,647	20,891	12,109
Units redeemed during the period	(54,093)	(97,291)	(8,891)	(6,825)

Net units issued (redeemed) during period	1,158	8,356	12,000	5,284

The Accompanying Notes are an Integral Part of the Financial Statements

6

Statements of Changes in Net Assets

Aggressive Growth Stock Division		International Growth Stock Division		Franklin Templeton International Equity Division		AllianceBernstein Mid Cap Value Division
Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

$(3,630)	$(8,167)	$(283)	$(87)	$7,168	$2,943	$(117)	$26
(18,949)	(41,006)	978	1,158	3,287	3,750	255	1,612
(1,192)	136,999	(336)	7,450	(16,283)	77,061	11	817

(23,771)	87,826	359	8,521	(5,828)	83,754	149	2,455

17,978	35,959	9,594	11,071	27,738	39,122	3,799	3,828
(295)	(678)	(23)	(34)	(295)	(545)	(9)	(7)
(26,475)	(53,909)	(1,610)	(2,135)	(18,896)	(34,098)	(909)	(1,086)
59,691	110,014	51,272	60,722	130,604	171,534	16,577	21,826
(84,714)	(146,350)	(41,915)	(48,519)	(122,864)	(168,189)	(12,091)	(13,329)

(33,815)	(54,964)	17,318	21,105	16,287	7,824	7,367	11,232

(57,586)	32,862	17,677	29,626	10,459	91,578	7,516	13,687

753,933	721,071	57,621	27,995	550,495	458,917	20,658	6,971

$696,347	$753,933	$75,298	$57,621	$560,954	$550,495	$28,174	$20,658

35,024	65,180	47,301	64,890	82,175	122,481	13,825	19,916
(40,746)	73,951	(34,148)	(46,418)	(71,300)	(112,327)	(8,965)	(11,945)

(5,722)	(8,771)	13,153	18,472	10,875	10,154	4,860	7,971

Growth Stock Division		Large Cap Core Stock Division		Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division
Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

$1,836	$(1,357)	$2,030	$(370)	$(572)	$534	$(196)	$207
(392)	(2,542)	(3,547)	(10,431)	2,882	1,882	513	1,205
(774)	22,949	4,272	28,171	(1,380)	11,260	(561)	1,968

670	19,050	2,755	17,370	930	13,676	(244)	3,380

12,704	25,329	9,668	18,158	15,994	17,593	6,696	6,955
(176)	(335)	(269)	(542)	(52)	(80)	(23)	(21)
(13,845)	(28,360)	(10,763)	(21,878)	(3,017)	(4,636)	(1,205)	(713)
60,442	102,835	38,779	56,101	77,053	102,951	28,864	35,443
(73,293)	(121,210)	(43,847)	(67,753)	(63,504)	(84,644)	(19,289)	(22,835)

(14,168)	(21,741)	(6,432)	(15,914)	26,474	31,184	15,043	18,829

(13,498)	(2,691)	(3,677)	1,456	27,404	44,860	14,799	22,209

362,855	365,546	265,200	263,744	110,874	66,014	33,324	11,115

$349,357	$362,855	$261,523	$265,200	$138,278	$110,874	$48,123	$33,324

47,043	84,464	33,060	52,985	81,640	116,086	26,090	33,646
(51,704)	(90,113)	(35,163)	(59,252)	(58,960)	(86,775)	(15,283)	(19,112)

(4,661)	(5,649)	(2,103)	(6,267)	22,680	29,311	10,807	14,534

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

7

Statements of Changes in Net Assets

NML Variable Annuity Account B

(in thousands)

	Index 500 Stock Division		Asset Allocation Division
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Operations:
Net investment income (loss)	$12,360	$2,316	$1,702	$(1,399)
Net realized gains (losses)	29,138	25,814	3,665	731
Net change in unrealized appreciation (depreciation)	(56,688)	64,859	(4,500)	13,102

Net increase (decrease) in net assets resulting from operations	(15,190)	92,989	867	12,434

Contract Transactions:
Contract owners’ net payments	35,205	65,056	13,834	29,160
Annuity payments	(773)	(1,819)	(176)	(267)
Surrenders and other (net)	(43,843)	(79,719)	(3,748)	(6,383)
Transfers from other divisions or sponsor	120,124	205,859	53,763	90,417
Transfers to other divisions or sponsor	(143,346)	(231,617)	(48,694)	(70,281)

Net increase (decrease) in net assets resulting from contract transactions	(32,633)	(42,240)	14,979	42,646

Net increase (decrease) in net assets	(47,823)	50,749	15,846	55,080

Net Assets:
Beginning of Period	1,063,411	1,012,662	161,896	106,816

End of Period	$1,015,588	$1,063,411	$177,742	$161,896

Units issued during the period	76,877	129,701	61,485	115,345
Units redeemed during the period	(79,324)	(128,300)	(48,608)	(75,803)

Net units issued (redeemed) during period	(2,447)	1,401	12,877	39,542

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Operations:
Net investment income (loss)	$(257)	$(226)	$162	$(222)
Net realized gains (losses)	1,676	688	(1,320)	(2,952)
Net change in unrealized appreciation (depreciation) .	(152)	5,295	1,165	12,439

Net increase (decrease) in net assets resulting from operations	1,267	5,757	7	9,265

Contract Transactions:
Contract owners’ net payments	9,213	8,431	11,444	18,473
Annuity payments	(17)	(17)	(57)	(117)
Surrenders and other (net)	(1,227)	(940)	(4,427)	(7,934)
Transfers from other divisions or sponsor	37,229	38,002	79,053	121,486
Transfers to other divisions or sponsor	(24,303)	(21,133)	(79,038)	(113,238)

Net increase (decrease) in net assets resulting from contract transactions	20,895	24,343	6,975	18,670

Net increase (decrease) in net assets	22,162	30,100	6,982	27,935

Net Assets:
Beginning of Period	40,054	9,954	117,097	89,162

End of Period	$62,216	$40,054	$124,079	$117,097

Units issued during the period	27,229	31,520	113,443	185,522
Units redeemed during the period	(15,431)	(15,482)	(104,492)	(160,705)

Net units issued (redeemed) during period	11,798	16,038	8,951	24,817

The Accompanying Notes are an Integral Part of the Financial Statements

8

Statements of Changes in Net Assets

Balanced Division		High Yield Bond Division		Select Bond Division		Money Market Division
Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

$49,296	$32,624	$9,970	$8,476	$16,932	$14,693	$1,412	$764
46,760	103,326	(1,502)	(4,792)	3,732	16,355	—	—
(102,779)	16,959	(9,765)	12,395	(12,037)	(13,364)	—	—

(6,723)	152,909	(1,297)	16,079	8,627	17,684	1,412	764

68,507	128,109	11,795	16,385	52,757	69,977	31,639	56,309
(3,264)	(6,527)	(157)	(285)	(472)	(1,037)	(122)	(248)
(91,561)	(177,856)	(4,985)	(10,185)	(20,802)	(41,210)	(19,156)	(46,515)
109,750	191,039	51,505	82,507	216,666	282,520	55,167	122,743
(141,019)	(215,159)	(51,464)	(82,254)	(199,826)	(291,912)	(71,821)	(178,339)

(57,587)	(80,394)	6,694	6,168	48,323	18,338	(4,293)	(46,050)

(64,310)	72,515	5,397	22,247	56,950	36,022	(2,881)	(45,286)

2,424,304	2,351,789	157,870	135,623	516,249	480,227	206,436	251,722

$2,359,994	$2,424,304	$163,267	$157,870	$573,199	$516,249	$203,555	$206,436

63,497	110,413	36,341	59,791	90,741	114,942	48,464	95,398
(64,734)	(100,403)	(31,987)	(55,151)	(69,305)	(97,997)	(48,725)	(114,202)

(1,237)	10,010	4,354	4,640	21,436	16,945	(261)	(18,804)

Russell Aggressive Equity Division		Russell Non- U.S. Division		Russell Core Bond Division		Russell Real Estate Securities Division
Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

$(324)	$(489)	$319	$779	$448	$1,272	$360	$1,934
2,980	3,627	466	254	1,114	2,146	6,455	15,053
(3,447)	4,877	(2,206)	10,703	485	(323)	5,204	28,139

(791)	8,015	(1,421)	11,736	2,047	3,095	12,019	45,126

4,792	8,408	10,072	14,276	14,888	22,176	17,958	25,413
(23)	(49)	(47)	(59)	(83)	(128)	(119)	(172)
(2,264)	(3,575)	(2,947)	(5,103)	(4,305)	(6,428)	(6,173)	(9,263)
30,051	54,672	59,422	85,601	92,504	121,511	95,916	141,015
(31,639)	(50,792)	(56,372)	(76,922)	(85,088)	(113,665)	(90,467)	(121,170)

917	8,664	10,128	17,793	17,916	23,466	17,115	35,823

126	16,679	8,707	29,529	19,963	26,561	29,134	80,949

68,855	52,176	84,397	54,868	97,182	70,621	196,014	115,065

$68,981	$68,855	$93,104	$84,397	$117,145	$97,182	$225,148	$196,014

27,998	53,740	70,197	110,873	81,014	110,360	51,086	87,205
(27,143)	(46,221)	(59,936)	(91,076)	(67,688)	(92,550)	(43,755)	(69,179)

855	7,519	10,261	19,797	13,326	17,810	7,331	18,026

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

9

Notes to Financial Statements

NML Variable Annuity Account B

June 30, 2005

1. Organization — NML Variable Annuity Account B (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-6%; and Fee-Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

The shares are valued at the Funds’ offering and redemption prices per share. Transactions in Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 1985 and before January 1, 2002, annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 2002, annuity reserves are based on the 2000 Annuity Table with assumed interest rates of 3.5% or 5%.

Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the period ended June 30, 2005 (unaudited) by each Division are shown as follows: (in thousands)

Division	Purchases	Sales
Small Cap Growth Stock	$11,880	$13,554
T. Rowe Price Small Cap Value	14,745	5,561
Aggressive Growth Stock	19,088	57,075
International Growth	18,966	2,122
Franklin Templeton International Equity	33,766	20,796
AllianceBernstein Mid Cap Value	8,318	1,073
Index 400 Stock	12,843	12,527
Janus Capital Appreciation	17,620	635
Growth Stock	13,306	29,765
Large Cap Core Stock	10,197	17,976
Capital Guardian Domestic Equity	30,130	4,265
T. Rowe Price Equity Income	16,430	1,587
Index 500 Stock	38,341	77,422
Asset Allocation	19,694	5,644
Balanced	77,943	149,660
High Yield Bond	12,409	6,514
Select Bond	70,551	24,636
Money Market	35,163	40,945
Fidelity VIP Mid Cap	22,371	1,750
Russell Multi-Style Equity	12,059	5,576
Russell Aggressive Equity	5,038	4,495
Russell Non-U.S.	13,228	3,416
Russell Core Bond	23,289	5,749
Russell Real Estate Securities	23,519	7,399

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

10

Notes to Financial Statements

Notes to Financial Statements

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.5% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.4% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5% annual rates, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.5% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back-load version of the contract, the net assets may be subject to the deduction for the front-load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5% annual rates for the Front Load version and the Back Load version, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after December 31, 2000, for the Fee-Based version the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

Note 5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (4)
Small Cap Growth Stock
Six Months Ended 6/30/05 (unaudited)	108,170,690	$1.129780 to $2.525184	$226,661	0.00%	0.35% to 1.25%	4.38% to 4.85%
Year Ended 12/31/04	107,007,814	$1.077557 to $2.409091	$217,489	0.00%	0.35% to 1.25%	17.32% to 18.38%
Year Ended 12/31/03	103,787,255	$0.910215 to $2.035993	$184,346	0.00%	0.35% to 1.25%	31.41% to 32.59%
Year Ended 12/31/02	98,859,186	$0.686471 to $1.536295	$134,868	0.16%	0.35% to 1.25%	(19.44%) to (18.71%)
Year Ended 12/31/01	99,705,387	$0.844471 to $1.890848	$172,079	0.01%	0.35% to 1.25%	(4.97%) to (4.10%)
T. Rowe Price Small Cap Value (1)
Six Months Ended 6/30/05 (unaudited)	75,890,697	$1.530546 to $1.585304	$118,040	0.34%	0.35% to 1.25%	(1.25%) to (0.81%)
Year Ended 12/31/04	69,029,095	$1.549988 to $1.598319	$108,671	0.21%	0.35% to 1.25%	23.02% to 24.13%
Year Ended 12/31/03	52,581,106	$1.259912 to $1.287567	$ 67,333	0.00%	0.35% to 1.25%	33.48% to 34.68%
Year Ended 12/31/02	37,994,383	$0.943905 to $0.956015	$ 36,313	0.67%	0.35% to 1.25%	(6.75%) to (5.91%)
Year Ended 12/31/01	8,524,854	$1.012260 to $1.016079	$ 8,842	0.42%	0.35% to 1.25%	1.23% to 1.61%
Aggressive Growth Stock
Six Months Ended 6/30/05 (unaudited)	190,616,451	$0.773417 to $5.076176	$696,347	0.05%	0.35% to 1.25%	(3.12%) to (2.69%)
Year Ended 12/31/04	196,196,312	$0.795400 to $5.226856	$753,933	0.00%	0.35% to 1.25%	12.80% to 13.82%
Year Ended 12/31/03	205,108,682	$0.699892 to $4.610685	$721,071	0.00%	0.35% to 1.25%	23.15% to 24.26%
Year Ended 12/31/02	215,397,734	$0.564112 to $3.725431	$624,719	0.10%	0.35% to 1.25%	22.13%) to (21.43%)
Year Ended 12/31/01	230,378,958	$0.719033 to $4.760371	$876,635	0.11%	0.35% to 1.25%	(20.88%) to (20.16%)

(1)	Division commenced operations on July 31, 2001.
(2)	Division commenced operations on May 1, 2003.
(3)	Prior to January 31, 2003 this Division was named the J.P. Morgan Select Growth and Income Division.
(4)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements

Notes to Financial Statements

11

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (4)
International Growth Stock (1)
Six Months Ended 6/30/05 (unaudited)	57,363,709	$1.292689 to $1.338972	$ 75,298	0.07%	0.35% to 1.25%	0.51% to 0.96%
Year Ended 12/31/04	44,100,089	$1.286123 to $1.326256	$ 57,621	0.78%	0.35% to 1.25%	20.08% to 21.17%
Year Ended 12/31/03	25,738,033	$1.071062 to $1.094583	$ 27,995	0.99%	0.35% to 1.25%	37.27% to 38.50%
Year Ended 12/31/02	13,116,141	$0.780276 to $0.790292	$ 10,427	0.72%	0.35% to 1.25%	(13.42%) to (12.64%)
Year Ended 12/31/01	3,166,547	$0.901258 to $0.904664	$ 2,895	0.00%	0.35% to 1.25%	(9.87%) to (9.53%)
Franklin Templeton International Equity
Six Months Ended 6/30/05 (unaudited)	247,472,188	$1.139204 to $2.679908	$560,954	1.83%	0.35% to 1.25%	(1.10%) to (0.65%)
Year Ended 12/31/04	236,401,585	$1.146710 to $2.702895	$550,495	1.71%	0.35% to 1.25%	17.85% to 18.91%
Year Ended 12/31/03	226,443,933	$0.964341 to $2.282107	$458,917	1.77%	0.35% to 1.25%	38.72% to 39.97%
Year Ended 12/31/02	230,492,541	$0.688942 to $1.636881	$341,712	2.11%	0.35% to 1.25%	(18.43%) to (17.69%)
Year Ended 12/31/01	254,977,310	$0.837038 to $1.996677	$466,059	1.83%	0.35% to 1.25%	(15.07%) to (14.30%)
AllianceBernstein Mid Cap Value (2)
Six Months Ended 6/30/05 (unaudited)	18,051,676	$1.543716 to $1.574014	$ 28,174	0.01%	0.35% to 1.25%	(0.25%) to 0.20%
Year Ended 12/31/04	13,191,394	$1.547558 to $1.570931	$ 20,658	1.16%	0.35% to 1.25%	17.19% to 18.25%
Year Ended 12/31/03	5,220,888	$1.320512 to $1.328448	$ 6,971	1.07%	0.35% to 1.25%	32.05% to 32.84%
Year Ended 12/31/02	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/01	n/a	n/a	n/a	n/a	n/a	n/a
Index 400
Six Months Ended 6/30/05 (unaudited)	144,045,316	$1.400638 to $1.784676	$239,759	0.80%	0.35% to 1.25%	3.16% to 3.62%
Year Ended 12/31/04	142,794,847	$1.352705 to $1.722759	$230,656	0.67%	0.35% to 1.25%	14.82% to 15.86%
Year Ended 12/31/03	134,531,059	$1.169318 to $1.487736	$189,955	0.72%	0.35% to 1.25%	33.34% to 34.54%
Year Ended 12/31/02	123,305,702	$0.870423 to $1.106344	$130,775	0.81%	0.35% to 1.25%	(15.60%) to (14.84%)
Year Ended 12/31/01	103,075,529	$1.023646 to $1.299809	$130,085	0.01%	0.35% to 1.25%	(1.90%) to (1.01%)
Janus Capital Appreciation (2)
Six Months Ended 6/30/05 (unaudited)	20,534,868	$1.468923 to $1.497752	$ 30,341	0.00%	0.35% to 1.25%	4.53% to 4.99%
Year Ended 12/31/04	8,534,963	$1.405312 to $1.426538	$ 12,060	0.15%	0.35% to 1.25%	18.19% to 19.25%
Year Ended 12/31/03	3,252,141	$1.189063 to $1.196213	$ 3,905	0.09%	0.35% to 1.25%	18.91% to 19.62%
Year Ended 12/31/02	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/01	n/a	n/a	n/a	n/a	n/a	n/a
Growth Stock
Six Months Ended 6/30/05 (unaudited)	172,313,075	$0.778547 to $2.518800	$349,357	1.06%	0.35% to 1.25%	0.16% to 0.61%
Year Ended 12/31/04	176,713,155	$0.774425 to $2.508557	$362,855	0.69%	0.35% to 1.25%	5.34% to 6.30%
Year Ended 12/31/03	182,623,300	$0.729643 to $2.369404	$365,546	0.81%	0.35% to 1.25%	17.47% to 18.53%
Year Ended 12/31/02	182,846,391	$0.616498 to $2.006974	$318,513	1.16%	0.35% to 1.25%	(21.81%) to (21.11%)
Year Ended 12/31/01	187,346,386	$0.782628 to $2.554121	$434,198	0.78%	0.35% to 1.25%	(15.29%) to (14.52%)
Large Cap Core Stock (3)
Six Months Ended 6/30/05 (unaudited)	142,638,433	$0.783147 to $2.096707	$261,523	1.32%	0.35% to 1.25%	1.00% to 1.45%
Year Ended 12/31/04	144,587,625	$0.772557 to $2.070897	$265,200	0.95%	0.35% to 1.25%	6.82% to 7.78%
Year Ended 12/31/03	151,008,034	$0.717843 to $1.929029	$263,744	0.97%	0.35% to 1.25%	22.51% to 23.62%
Year Ended 12/31/02	158,551,336	$0.581563 to $1.566688	$228,310	0.96%	0.35% to 1.25%	(29.09%) to (28.45%)
Year Ended 12/31/01	178,728,109	$0.814020 to $2.198364	$368,028	0.79%	0.35% to 1.25%	(8.92%) to (8.10%)

(1)	Division commenced operations on July 31, 2001.
(2)	Division commenced operations on May 1, 2003.
(3)	Prior to January 31, 2003 this Division was named the J.P. Morgan Select Growth and Income Division.
(4)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements

12

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (4)
Capital Guardian Domestic Equity (1)
Six Months Ended 6/30/05 (unaudited)	116,734,432	$1.163683 to $ 1.205385	$ 138,278	0.03%	0.35% to 1.25%	0.38% to 0.83%
Year Ended 12/31/04	93,991,674	$1.159280 to $ 1.195493	$ 110,874	1.61%	0.35% to 1.25%	15.40% to 16.44%
Year Ended 12/31/03	64,744,086	$1.004585 to $ 1.026686	$ 66,014	1.86%	0.35% to 1.25%	32.74% to 33.94%
Year Ended 12/31/02	43,942,475	$0.756787 to $ 0.766519	$ 33,924	1.62%	0.35% to 1.25%	(22.22%) to (21.52%)
Year Ended 12/31/01	10,065,254	$0.973004 to $ 0.976685	$ 10,199	0.74%	0.35% to 1.25%	(2.70%) to (2.33%)
T. Rowe Price Equity Income (2)
Six Months Ended 6/30/05 (unaudited)	34,317,986	$1.381287 to $ 1.408409	$ 48,123	0.01%	0.35% to 1.25%	(0.94%) to (0.50%)
Year Ended 12/31/04	23,504,679	$1.394433 to $ 1.415494	$ 33,324	1.92%	0.35% to 1.25%	13.73% to 14.76%
Year Ended 12/31/03	8,977,104	$1.226098 to $ 1.233470	$ 11,115	2.76%	0.35% to 1.25%	22.61% to 23.35%
Year Ended 12/31/02	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/01	n/a	n/a	n/a	n/a	n/a	n/a
Index 500 Stock
Six Months Ended 6/30/05 (unaudited)	319,615,806	$0.840709 to $ 4.361559	$1,015,588	1.76%	0.35% to 1.25%	(1.49%) to (1.05%)
Year Ended 12/31/04	321,262,755	$0.850261 to $ 4.416556	$1,063,411	1.34%	0.35% to 1.25%	9.32% to 10.31%
Year Ended 12/31/03	320,662,459	$0.771935 to $ 4.019699	$1,012,662	1.47%	0.35% to 1.25%	26.84% to 27.99%
Year Ended 12/31/02	322,245,065	$0.604035 to $ 3.153233	$ 822,199	1.38%	0.35% to 1.25%	(23.04%) to (22.34%)
Year Ended 12/31/01	340,929,584	$0.779001 to $ 4.076752	$1,158,425	1.30%	0.35% to 1.25%	(12.98%) to (12.19%)
Asset Allocation (1)
Six Months Ended 6/30/05 (unaudited)	153,614,160	$1.120395 to $ 1.160534	$ 177,742	1.51%	0.35% to 1.25%	0.28% to 0.73%
Year Ended 12/31/04	140,559,955	$1.117219 to $ 1.152100	$ 161,896	0.00%	0.35% to 1.25%	8.65% to 9.63%
Year Ended 12/31/03	101,195,072	$1.028260 to $ 1.050858	$ 106,816	2.22%	0.35% to 1.25%	19.13% to 20.21%
Year Ended 12/31/02	60,034,135	$0.863125 to $ 0.874209	$ 53,008	2.44%	0.35% to 1.25%	(11.37%) to (10.57%)
Year Ended 12/31/01	12,523,594	$0.973862 to $ 0.977539	$ 12,561	1.19%	0.35% to 1.25%	(2.61%) to (2.25%)
Balanced
Six Months Ended 6/30/05 (unaudited)	440,267,926	$1.088034 to $ 8.957707	$2,359,994	2.66%	0.35% to 1.25%	(0.31%) to 0.13%
Year Ended 12/31/04	440,623,514	$1.087384 to $ 8.963381	$2,424,304	2.54%	0.35% to 1.25%	6.55% to 7.52%
Year Ended 12/31/03	431,495,591	$1.012887 to $ 8.370146	$2,351,789	3.21%	0.35% to 1.25%	16.53% to 17.58%
Year Ended 12/31/02	428,856,078	$0.862735 to $ 7.147092	$2,085,446	3.85%	0.35% to 1.25%	(8.68%) to (7.86%)
Year Ended 12/31/01	444,975,049	$0.937735 to $ 7.787723	$2,453,289	4.17%	0.35% to 1.25%	(4.36%) to (3.49%)
High Yield Bond
Six Months Ended 6/30/05 (unaudited)	85,874,072	$1.393775 to $ 2.118023	$ 163,267	6.74%	0.35% to 1.25%	(0.92%) to (0.48%)
Year Ended 12/31/04	81,451,814	$1.401540 to $ 2.132449	$ 157,870	6.88%	0.35% to 1.25%	11.36% to 12.37%
Year Ended 12/31/03	76,880,488	$1.249172 to $ 1.905353	$ 135,623	0.21%	0.35% to 1.25%	27.46% to 28.61%
Year Ended 12/31/02	68,863,650	$0.972766 to $ 1.487426	$ 96,705	10.35%	0.35% to 1.25%	(4.10%) to (3.23%)
Year Ended 12/31/01	70,534,439	$1.006773 to $ 1.543249	$ 104,320	10.48%	0.35% to 1.25%	3.72% to 4.66%
Select Bond
Six Months Ended 6/30/05 (unaudited)	147,452,703	$1.467092 to $11.296699	$ 573,199	3.60%	0.35% to 1.25%	1.42% to 1.87%
Year Ended 12/31/04	125,911,692	$1.440153 to $11.111137	$ 516,249	4.04%	0.35% to 1.25%	3.44% to 4.38%
Year Ended 12/31/03	109,071,638	$1.379729 to $10.687503	$ 480,227	3.85%	0.35% to 1.25%	4.18% to 5.12%
Year Ended 12/31/02	100,828,670	$1.312499 to $10.207276	$ 457,348	4.44%	0.35% to 1.25%	10.70% to 11.70%
Year Ended 12/31/01	75,112,845	$1.175057 to $ 9.174827	$ 320,314	5.43%	0.35% to 1.25%	8.99% to 9.98%

(1)	Division commenced operations on July 31, 2001.
(2)	Division commenced operations on May 1, 2003.
(3)	Prior to January 31, 2003 this Division was named the J.P. Morgan Select Growth and Income Division.
(4)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements

Notes to Financial Statements

13

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (4)
Money Market
Six Months Ended 6/30/05 (unaudited)	95,404,644	$1.114194 to $3.098950	$203,555	1.22%	0.35% to 1.25%	0.59% to 1.04%
Year Ended 12/31/04	95,405,302	$1.102690 to $3.073012	$206,436	1.43%	0.35% to 1.25%	0.17% to 1.08%
Year Ended 12/31/03	114,468,810	$1.090926 to $3.052383	$251,722	1.25%	0.35% to 1.25%	(0.02%) to 0.88%
Year Ended 12/31/02	161,032,175	$1.081393 to $3.037822	$343,581	1.64%	0.35% to 1.25%	0.39% to 1.30%
Year Ended 12/31/01	143,982,772	$1.067537 to $3.010839	$308,618	0.37%	0.35% to 1.25%	2.62% to 3.55%
Fidelity VIP Mid Cap (2)
Six Months Ended 6/30/05 (unaudited)	34,919,354	$1.756283 to $1.790763	$ 62,216	0.00%	0.35% to 1.25%	2.27% to 2.72%
Year Ended 12/31/04	23,113,427	$1.717354 to $1.743292	$ 40,054	0.00%	0.35% to 1.25%	23.11% to 24.22%
Year Ended 12/31/03	7,083,373	$1.395022 to $1.403400	$ 9,954	0.00%	0.35% to 1.25%	39.50% to 40.34%
Year Ended 12/31/02	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/01	n/a	n/a	n/a	n/a	n/a	n/a
Russell Multi-Style Equity
Six Months Ended 6/30/05 (unaudited)	150,090,263	$0.805344 to $0.861914	$124,079	0.60%	0.35% to 1.25%	(0.25%) to 0.19%
Year Ended 12/31/04	141,071,709	$0.804386 to $0.860463	$117,097	0.73%	0.35% to 1.25%	8.44% to 9.42%
Year Ended 12/31/03	116,322,891	$0.736202 to $0.786751	$ 89,162	0.71%	0.35% to 1.25%	27.26% to 28.41%
Year Ended 12/31/02	97,383,605	$0.574187 to $0.613006	$ 58,798	0.60%	0.35% to 1.25%	(24.14%) to (23.46%)
Year Ended 12/31/01	92,990,404	$0.751294 to $0.801293	$ 74,209	0.46%	0.35% to 1.25%	(15.28%) to (14.51%)
Russell Aggressive Equity
Six Months Ended 6/30/05 (unaudited)	52,095,610	$1.192524 to $1.408974	$ 68,981	0.00%	0.35% to 1.25%	(1.32%) to (0.88%)
Year Ended 12/31/04	51,192,071	$1.203942 to $1.421771	$ 68,855	0.17%	0.35% to 1.25%	13.30% to 14.33%
Year Ended 12/31/03	43,721,987	$1.054631 to $1.244218	$ 52,176	0.11%	0.35% to 1.25%	43.79% to 45.09%
Year Ended 12/31/02	34,336,187	$0.727980 to $0.857996	$ 28,521	0.00%	0.35% to 1.25%	(20.06%) to (19.34%)
Year Ended 12/31/01	33,032,224	$0.903873 to $1.064253	$ 34,389	0.11%	0.35% to 1.25%	(3.58%) to (2.71%)
Russell Non-U.S.
Six Months Ended 6/30/05 (unaudited)	90,222,801	$0.892865 to $1.123056	$ 93,104	0.83%	0.35% to 1.25%	(1.79%) to (1.35%)
Year Ended 12/31/04	79,941,364	$0.905783 to $1.138748	$ 84,397	2.11%	0.35% to 1.25%	16.83% to 17.89%
Year Ended 12/31/03	60,164,772	$0.769505 to $0.966479	$ 54,868	2.95%	0.35% to 1.25%	37.07% to 38.30%
Year Ended 12/31/02	53,160,871	$0.557227 to $0.699179	$ 35,522	1.63%	0.35% to 1.25%	(16.20%) to (15.44%)
Year Ended 12/31/01	50,724,785	$0.659991 to $0.827309	$ 40,659	0.58%	0.35% to 1.25%	(23.00%) to (22.30%)
Russell Core Bond
Six Months Ended 6/30/05 (unaudited)	85,022,263	$1.341484 to $1.413453	$117,145	0.86%	0.35% to 1.25%	1.67% to 2.12%
Year Ended 12/31/04	71,696,601	$1.319453 to $1.384409	$ 97,182	2.44%	0.35% to 1.25%	3.36% to 4.30%
Year Ended 12/31/03	53,886,684	$1.276523 to $1.328054	$ 70,621	3.69%	0.35% to 1.25%	4.83% to 5.78%
Year Ended 12/31/02	45,637,467	$1.217720 to $1.256188	$ 57,126	2.84%	0.35% to 1.25%	7.49% to 8.46%
Year Ended 12/31/01	35,694,607	$1.132872 to $1.158815	$ 41,759	5.78%	0.35% to 1.25%	6.07% to 7.03%
Russell Real Estate Securities
Six Months Ended 6/30/05 (unaudited)	90,769,304	$2.396350 to $2.661102	$225,148	0.68%	0.35% to 1.25%	5.23% to 5.70%
Year Ended 12/31/04	83,375,866	$2.277262 to $2.519496	$196,014	2.31%	0.35% to 1.25%	33.20% to 34.40%
Year Ended 12/31/03	65,412,675	$1.709672 to $1.877412	$115,065	5.37%	0.35% to 1.25%	35.51% to 36.73%
Year Ended 12/31/02	53,292,873	$1.261665 to $1.375137	$ 69,448	5.38%	0.35% to 1.25%	2.51% to 3.44%
Year Ended 12/31/01	31,611,451	$1.220071 to $1.331406	$ 40,123	5.27%	0.35% to 1.25%	6.49% to 7.46%

(1)	Division commenced operations on July 31, 2001.
(2)	Division commenced operations on May 1, 2003.
(3)	Prior to January 31, 2003 this Division was named the J.P. Morgan Select Growth and Income Division.
(4)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for Years less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements

14

Notes to Financial Statements

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses and offering circulars may be obtained by calling the telephone number or visiting the website address listed below. The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-888-455-2232, www.northwesternmutual.com

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), member NASD and SIPC.

The Northwestern Mutual

Life Insurance Company • Milwaukee, Wl

www.northwesternmutual.com

90-1776 (0786) (REV 0705)

Northwestern Mutual®

PO BOX 3095

MILWAUKEE Wl 53201-3095

PRSRT STD US POSTAGE PAID NORTHWESTERN MUTUAL